UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin	53202

(Address of principal executive offices)	(Zip code)

Barbara Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Reports to Stockholders

Semi-Annual Report June 30, 2006

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering Eighteen Portfolios

•	Small Cap Growth Stock Portfolio
•	T. Rowe Price Small Cap Value Portfolio
•	Aggressive Growth Stock Portfolio
•	International Growth Portfolio
•	Franklin Templeton International Equity Portfolio
•	AllianceBernstein Mid Cap Value Portfolio
•	Index 400 Stock Portfolio
•	Janus Capital Appreciation Portfolio
•	Growth Stock Portfolio
•	Large Cap Core Stock Portfolio
•	Capital Guardian Domestic Equity Portfolio
•	T. Rowe Price Equity Income Portfolio
•	Index 500 Stock Portfolio
•	Asset Allocation Portfolio
•	Balanced Portfolio
•	High Yield Bond Portfolio
•	Select Bond Portfolio
•	Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,036.40	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.6%)
Aaron Rents, Inc.	300,492	8,077
*Blue Nile, Inc.	150,900	4,853
*Coldwater Creek, Inc.	159,700	4,274
*Golf Galaxy, Inc.	353,400	4,753
*Guitar Center, Inc.	21,200	943
*Hibbett Sporting Goods, Inc.	235,500	5,628
*J. Crew Group, Inc.	5,727	157
*Life Time Fitness, Inc.	149,300	6,908
Lithia Motors, Inc.	87,300	2,647
*LKQ Corp.	355,000	6,745
*Morton’s Restaurant Group, Inc.	372,600	5,708
Orient-Express Hotels, Ltd. — Class A	326,137	12,667
*Pinnacle Entertainment, Inc.	299,800	9,189
*Red Robin Gourmet Burgers, Inc.	119,100	5,069
*Stamps.com, Inc.	90,000	2,504
*Williams Scotsman International, Inc.	110,100	2,405

Total		82,527

Consumer Staples (2.5%)
*Peet’s Coffee & Tea, Inc.	113,100	3,414
*United Natural Foods, Inc.	297,400	9,821

Total		13,235

Energy (7.8%)
*FMC Technologies, Inc.	123,800	8,352
*Grant Prideco, Inc.	187,600	8,394
*Grey Wolf, Inc.	986,900	7,599
*Hydril	62,700	4,923
*James River Coal Co.	134,600	3,566
Western Refining, Inc.	269,600	5,818
World Fuel Services Corp.	55,500	2,536

Total		41,188

Financials (7.8%)
First Republic Bank	76,700	3,513
Greater Bay Bancorp	244,900	7,042
Greenhill & Co., Inc.	95,300	5,790
*Heartland Payment Systems, Inc.	194,200	5,414
Investors Financial Services Corp.	60,230	2,704
*Nexity Financial Corp.	255,800	3,198
optionsXpress Holdings, Inc.	206,300	4,809
Placer Sierra Bancshares	100,100	2,321
*Portfolio Recovery Associates, Inc.	140,400	6,416

Total		41,207

Health Care (20.2%)
*Adams Respiratory Therapeutics, Inc.	204,600	9,129
*Foxhollow Technologies, Inc.	173,500	4,740
*HealthExtras, Inc.	53,800	1,626
*Horizon Health Corp.	225,010	4,698
*Kyphon, Inc.	198,200	7,603
LCA-Vision, Inc.	245,000	12,963
*Nighthawk Radiology Holdings, Inc.	101,200	1,816
*Pediatrix Medical Group, Inc.	246,900	11,185
PolyMedica Corp.	92,300	3,319

Common Stocks (90.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Providence Service Corp.	293,285	7,986
*PSS World Medical, Inc.	208,800	3,685
*Psychiatric Solutions, Inc.	272,700	7,816
*Radiation Therapy Services, Inc.	160,200	4,311
*ResMed, Inc.	208,700	9,798
*SonoSite, Inc.	98,100	3,830
*Symbion, Inc.	323,500	6,716
*Ventana Medical Systems, Inc.	133,700	6,308

Total		107,529

Industrials (19.3%)
*ACCO Brands Corp.	109,300	2,394
*The Advisory Board Co.	155,300	7,468
*Beacon Roofing Supply, Inc.	529,350	11,651
Brady Corp. — Class A	128,000	4,716
Bucyrus International, Inc. — Class A	127,813	6,455
C.H. Robinson Worldwide, Inc.	156,800	8,357
The Corporate Executive Board Co.	87,100	8,727
*Corrections Corp. of America	220,250	11,660
Forward Air Corp.	225,750	9,195
*Huron Consulting Group, Inc.	236,300	8,292
*ICT Group, Inc.	203,400	4,989
Knight Transportation, Inc.	406,567	8,213
*Marlin Business Services, Inc.	230,420	5,198
*Marten Transport, Ltd.	231,500	5,033

Total		102,348

Information Technology (14.0%)
*Bankrate, Inc.	65,168	2,461
*Blackboard, Inc.	283,100	8,199
*Eagle Test Systems, Inc.	145,800	2,044
*Entegris, Inc.	710,400	6,770
*Essex Corp.	395,200	7,280
*Euronet Worldwide, Inc.	216,400	8,303
*International DisplayWorks, Inc.	404,727	2,105
*Kenexa Corp.	114,389	3,643
*MKS Instruments, Inc.	234,150	4,711
*Plexus Corp.	247,800	8,476
*RADWARE, Ltd.	213,800	2,745
*RF Micro Devices, Inc.	345,300	2,061
*Sonic Solutions	336,400	5,551
*Tessera Technologies, Inc.	257,300	7,076
*THQ, Inc.	118,150	2,552
*Visicu, Inc.	14,200	251

Total		74,228

Materials (2.9%)
Airgas, Inc.	134,450	5,008
Silgan Holdings, Inc.	276,900	10,248

Total		15,256

Utilities (0.1%)
ITC Holdings Corp.	18,300	486

Total		486

Total Common Stocks (Cost: $406,651)		478,004

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Money Market Investments (9.0%)	Shares/ $ Par	Value $ (000’s)

Autos (1.9%)
(b)Daimler Chrysler Auto, 5.30%, 7/31/06	5,000,000	4,978
(b)New Center Asset Trust, 5.27%, 7/31/06	5,000,000	4,978

Total		9,956

Federal Government & Agencies (0.2%)
(b)Federal Home Loan, 5.19%, 9/26/06	1,200,000	1,185

Total		1,185

Finance Lessors (1.9%)
Ranger Funding, Co. LLC, 5.29%, 8/2/06	5,000,000	4,976
Windmill Funding Corp., 5.20%, 7/7/06	5,000,000	4,996

Total		9,972

Finance Services (0.9%)
(b)Bryant Park Funding LLC, 5.28%, 7/24/06	5,000,000	4,983

Total		4,983

National Commercial Banks (0.3%)
(b)Rabobank USA, 5.25%, 7/3/06	1,400,000	1,400

Total		1,400

Security Brokers and Dealers (1.9%)
Merrill Lynch, 5.26%, 7/6/06	5,000,000	4,996
Morgan Stanley Dean Witter, 5.27%, 7/7/06	5,000,000	4,996

Total		9,992

Short Term Business Credit (1.9%)
Old Line Funding Corp., 5.14%, 7/12/06	5,000,000	4,992
Sheffield Receivables, 5.07%, 7/6/06	5,000,000	4,997

Total		9,989

Total Money Market Investments (Cost: $47,476)		47,477

Total Investments (99.2%) (Cost $454,127)(a)		525,481

Other Assets, Less Liabilities (0.8%)		4,094

Net Assets (100.0%)		529,575

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $454,127 and the net unrealized appreciation of investments based on that cost was $71,354 which is comprised of $88,642 aggregate gross unrealized appreciation and $17,288 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	47	9/06	$983
(Total Notional Value at June 30, 2006, $16,207)

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

T. Rowe Price Small Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,095.80	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.0%)
Aaron Rents, Inc.	149,900	4,030
Aaron Rents, Inc. — Class A	4,725	114
*Big Lots, Inc.	31,500	538
Building Materials Holding Corp.	36,500	1,017
Cablevision Systems Corp.	2,600	56
Centerplate, Inc.	16,100	216
*Cox Radio, Inc. — Class A	17,400	251
CSS Industries, Inc.	44,100	1,268
*Culp, Inc.	32,600	159
Dillard’s, Inc. — Class A	5,100	162
*Discovery Holding Co.	20,700	303
Dow Jones & Co., Inc.	10,900	382
*Echostar Communications Corp.	7,500	231
Entercom Communications Corp.	9,900	259
Family Dollar Stores, Inc.	20,200	493
Fred’s, Inc.	64,900	866
The Gap, Inc.	28,300	492
H&R Block, Inc.	24,000	573
Hancock Fabrics, Inc.	59,000	197
Harley-Davidson, Inc.	3,000	165
Hasbro, Inc.	21,200	384
Haverty Furniture Companies, Inc.	102,000	1,600
*IAC/InterActiveCorp	6,450	171
Journal Register Co.	71,000	636
*Lamar Advertising Co. — Class A	5,000	269
*Live Nation, Inc.	29,000	590
Mattel, Inc.	47,400	783
Matthews International Corp. — Class A	80,500	2,776
Meredith Corp.	9,800	485
The New York Times Co. — Class A	22,400	550
Newell Rubbermaid, Inc.	13,100	338
OSI Restaurant Partners, Inc.	1,800	62
Pearson PLC, ADR	33,000	450
Pool Corp.	67,925	2,965
*RARE Hospitality International, Inc.	83,850	2,412
Reuters Group PLC, ADR	4,000	170
Ruby Tuesday, Inc.	40,700	993
*Saga Communications, Inc. — Class A	80,600	730
*Scholastic Corp.	13,600	353
The ServiceMaster Co.	10,800	112
Skyline Corp.	30,500	1,305
Stanley Furniture Co., Inc.	61,000	1,462
Stein Mart, Inc.	138,000	2,042
The TJX Companies, Inc.	24,400	558
Tribune Co.	16,400	532
*Univision Communications, Inc. — Class A	17,100	573
Weight Watchers International, Inc.	10,700	438
Winnebago Industries, Inc.	44,700	1,387

Total		36,898

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples (2.3%)
Alliance One International, Inc.	99,800	443
Campbell Soup Co.	14,300	531
Casey’s General Stores, Inc.	79,800	1,996
The Clorox Co.	10,500	640
The Estee Lauder Companies, Inc. — Class A	2,400	93
H.J. Heinz Co.	6,600	272
McCormick & Co., Inc.	5,700	191
Nash Finch Co.	25,000	532
Sara Lee Corp.	40,000	641
*Wild Oats Markets, Inc.	44,800	878
Wm. Wrigley Jr. Co.	6,800	308

Total		6,525

Energy (8.8%)
*Atwood Oceanics, Inc.	33,800	1,676
*Cameron International Corp.	14,100	674
CARBO Ceramics, Inc.	27,200	1,336
*Forest Oil Corp.	63,350	2,101
*Grant Prideco, Inc.	9,300	416
*Hanover Compressor Co.	36,500	685
*Lone Star Technologies, Inc.	27,100	1,464
*Mariner Energy, Inc.	50,193	922
Murphy Oil Corp.	19,100	1,067
Penn Virginia Corp.	53,600	3,746
*TETRA Technologies, Inc.	141,300	4,280
Todco — Class A	61,600	2,516
*Union Drilling, Inc.	16,800	250
*W-H Energy Services, Inc.	36,300	1,845
*Whiting Petroleum Corp.	48,500	2,031

Total		25,009

Financials (20.0%)
Allied Capital Corp.	57,700	1,660
American Capital Strategies, Ltd.	24,600	824
Apartment Investment & Management Co. — Class A	9,100	395
Aspen Insurance Holdings, Ltd.	14,100	328
Axis Capital Holdings, Ltd.	20,400	584
Boston Private Financial Holdings, Inc.	29,700	829
Citizens Banking Corp.	1,000	24
Columbia Equity Trust, Inc.	37,700	579
Commerce Bancshares, Inc.	9,576	479
*E*TRADE Financial Corp.	5,800	132
East West Bancorp, Inc.	88,000	3,337
Equity Office Properties Trust	5,100	186
First Financial Fund, Inc.	105,669	1,666
First Horizon National Corp.	7,000	281
First Potomac Realty Trust	59,600	1,775
First Republic Bank	90,900	4,164
Genworth Financial, Inc.	20,600	718
Glenborough Realty Trust, Inc.	35,600	767
*Home Bancshares, Inc.	2,700	61

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Huntington Bancshares, Inc.	6,500	153
Innkeepers USA Trust	51,700	893
Investors Financial Services Corp.	12,300	552
Janus Capital Group, Inc.	23,300	417
Kilroy Realty Corp.	57,200	4,134
*LaBranche & Co., Inc.	2,700	33
LaSalle Hotel Properties	57,600	2,667
Lazard, Ltd. — Class A	6,100	246
Lincoln National Corp.	8,763	495
*Markel Corp.	5,900	2,047
Marsh & McLennan Companies, Inc.	36,800	990
Max Re Capital, Ltd.	67,000	1,463
The Midland Co.	44,400	1,686
NetBank, Inc.	83,000	550
NewAlliance Bancshares, Inc.	16,200	232
North Fork Bancorporation, Inc.	8,700	262
Northern Trust Corp.	11,700	647
Ohio Casualty Corp.	10,500	312
PNC Financial Services Group, Inc.	5,300	372
Potlatch Corp.	14,200	536
*ProAssurance Corp.	76,300	3,677
Regions Financial Corp.	11,200	371
Scottish Re Group, Ltd.	28,700	479
The St. Paul Travelers Companies, Inc.	17,230	768
Strategic Hotels & Resorts, Inc.	91,000	1,887
*SVB Financial Group	69,400	3,156
Synovus Financial Corp.	22,600	605
TCF Financial Corp.	12,000	317
Texas Regional Bancshares, Inc. — Class A	114,055	4,326
UnumProvident Corp.	18,100	328
Valley National Bancorp	1,680	43
Waddell & Reed Financial, Inc. — Class A	5,600	115
Washington Real Estate Investment Trust	51,500	1,890
Westamerica Bancorporation	8,700	426
Willis Group Holdings, Ltd.	17,700	568
XL Capital, Ltd. — Class A	5,700	349

Total		56,781

Health Care (5.5%)
*AMERIGROUP Corp.	10,600	329
Analogic Corp.	14,000	653
Arrow International, Inc.	36,930	1,214
Becton, Dickinson and Co.	5,200	318
*Cephalon, Inc.	900	54
*Diversa Corp.	105,700	1,021
*Exelixis, Inc.	86,800	872
Health Management Associates, Inc. — Class A	17,000	335
*HEALTHSOUTH Corp.	74,300	286
*Kinetic Concepts, Inc.	1,100	49
*LifePoint Hospitals, Inc.	8,700	280
*Lincare Holdings, Inc.	15,900	602
*MedImmune, Inc.	11,500	312
*Myriad Genetics, Inc.	83,500	2,108
*Neurocrine Biosciences, Inc.	5,200	55

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*OSI Pharmaceuticals, Inc.	9,600	316
Owens & Minor, Inc.	89,300	2,554
*Pharmion Corp.	38,600	657
*Tenet Healthcare Corp.	4,900	34
Universal Health Services, Inc. — Class B	16,700	839
Valeant Pharmaceuticals International	22,100	374
West Pharmaceutical Services, Inc.	51,600	1,872
*Zimmer Holdings, Inc.	9,800	556

Total		15,690

Industrials (20.2%)
*Accuride Corp.	50,000	624
*Allied Waste Industries, Inc.	42,300	481
American Power Conversion Corp.	7,800	152
American Standard Companies, Inc.	12,000	519
Ameron International Corp.	24,700	1,655
C&D Technologies, Inc.	67,000	504
*Casella Waste Systems, Inc. — Class A	100,200	1,312
Cintas Corp.	8,600	342
Deere & Co.	4,700	392
*Dollar Thrifty Automotive Group, Inc.	58,300	2,628
EDO Corp.	34,300	835
*Electro Rent Corp.	99,000	1,586
ElkCorp	30,900	858
Equifax, Inc.	11,300	388
Franklin Electric Co., Inc.	65,700	3,393
*FTI Consulting, Inc.	73,200	1,960
G & K Services, Inc. — Class A	50,100	1,718
*Genesee & Wyoming, Inc.	82,150	2,914
*The Genlyte Group, Inc.	31,200	2,260
IDEX Corp.	53,900	2,544
*Insituform Technologies, Inc. — Class A	97,600	2,234
JLG Industries, Inc.	183,100	4,120
*Kirby Corp.	92,400	3,650
Laidlaw International, Inc.	19,500	491
Landstar System, Inc.	116,000	5,478
Macquarie Infrastructure Co. Trust	53,800	1,484
Manpower, Inc.	10,600	685
McGrath Rentcorp	90,500	2,517
Nordson Corp.	52,700	2,592
Raytheon Co.	10,500	468
Rockwell Collins, Inc.	3,000	168
Southwest Airlines Co.	47,200	773
Synagro Technologies, Inc.	60,900	239
UTI Worldwide, Inc.	100,320	2,531
*Waste Connections, Inc.	42,100	1,532
Woodward Governor Co.	50,000	1,526

Total		57,553

Information Technology (10.3%)
*Andrew Corp.	13,000	115
*ATMI, Inc.	41,500	1,022
AVX Corp.	32,800	518
Belden CDT, Inc.	71,700	2,371
*The BISYS Group, Inc.	41,900	574
*Brooks Automation, Inc.	177,900	2,099

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Entegris, Inc.	137,198	1,307
*Intuit, Inc.	16,200	978
KLA-Tencor Corp.	4,500	187
Landauer, Inc.	22,900	1,097
*Littelfuse, Inc.	47,600	1,636
*McAfee, Inc.	12,900	313
Methode Electronics, Inc. — Class A	41,200	433
Molex, Inc. — Class A	24,500	704
MoneyGram International, Inc.	12,448	423
*MPS Group, Inc.	175,800	2,649
*Novellus Systems, Inc.	21,500	531
*Packeteer, Inc.	86,600	982
*Premiere Global Services, Inc.	136,300	1,029
*Progress Software Corp.	74,900	1,753
*RSA Security, Inc.	90,800	2,470
*Spansion, Inc. — Class A	9,000	143
*SPSS, Inc.	62,725	2,016
StarTek, Inc.	62,100	928
*Sun Microsystems, Inc.	125,100	519
*Synopsys, Inc.	29,000	544
Total System Services, Inc.	7,500	144
*Websense, Inc.	82,100	1,686

Total		29,171

Materials (10.7%)
Airgas, Inc.	67,200	2,503
AngloGold Ashanti, Ltd., ADR	3,900	188
AptarGroup, Inc.	43,800	2,173
Arch Chemicals, Inc.	56,500	2,037
Bowater, Inc.	6,600	150
Carpenter Technology Corp.	26,300	3,038
Chesapeake Corp.	23,100	379
Deltic Timber Corp.	38,300	2,159
Domtar, Inc.	65,100	402
Florida Rock Industries, Inc.	53,200	2,642
Gibraltar Industries, Inc.	80,000	2,320
Innospec, Inc.	51,600	1,312
International Paper Co.	22,900	740
MacDermid, Inc.	63,000	1,814
MeadWestvaco Corp.	5,500	154
*Meridian Gold, Inc.	56,300	1,784
Metal Management, Inc.	60,100	1,840
Myers Industries, Inc.	73,500	1,263
*Nalco Holding Co.	49,100	866
Potash Corp. of Saskatchewan, Inc.	700	60
*Symyx Technologies, Inc.	46,400	1,121
Wausau Paper Corp.	91,600	1,140
Weyerhaeuser Co.	6,400	398

Total		30,483

Other Holdings (0.6%)
Russell 2000 Value Index	23,400	1,693

Total		1,693

Telecommunication Services (0.5%)
Telephone and Data Systems, Inc.	15,200	629
Telephone and Data Systems, Inc. — Special Shares	2,100	82

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Telus Corp.	5,400	218
*Wireless Facilities, Inc.	157,600	433

Total		1,362

Utilities (4.2%)
Black Hills Corp.	53,500	1,837
Cleco Corp.	68,500	1,593
Duke Energy Corp.	20,200	593
*Dynegy, Inc. — Class A	74,800	409
*El Paso Electric Co.	71,600	1,443
Energy East Corp.	7,900	189
*Mirant Corp.	12,800	343
NiSource, Inc.	37,900	828
*NRG Energy, Inc.	6,200	299
Otter Tail Corp.	8,200	224
Pinnacle West Capital Corp.	18,000	718
Southwest Gas Corp.	49,700	1,558
TECO Energy, Inc.	52,000	777
Vectren Corp.	36,300	989
Xcel Energy, Inc.	11,900	228

Total		12,028

Total Common Stocks (Cost: $202,361)		273,193

Convertible Corporate Bonds (0.1%)

Electric Services (0.0%)
Xcel Energy, Inc. 7.50%, 11/21/07	2,000	3

Total		3

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, Inc., 2.75%, 6/15/25	192,000	189

Total		189

Total Convertible Corporate Bonds (Cost: $208)		192

Preferred Stocks (0.1%)

Consumer Discretionary (0.0%)
General Motors Corp.	7,600	186

Total		186

Industrials (0.1%)
Allied Waste Industries, Inc.	600	188

Total		188

Total Preferred Stocks (Cost: $316)		374

T. Rowe Price Small Cap Value Portfolio

T. Rowe Price Small Cap Value Portfolio

Money Market Investments (3.4%)	Shares/ $ Par	Value $ (000’s)

Other Holdings (3.4%)
Reserve Investment Fund	9,668,497	9,668

Total Money Market Investments (Cost: $9,668)		9,668

Total Investments (99.7%) (Cost $212,553)(a)		283,427

Other Assets, Less Liabilities (0.3%)		842

Net Assets (100.0%)		284,269

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $212,553 and the net unrealized appreciation of investments based on that cost was $70,874 which is comprised of $79,073 aggregate gross unrealized appreciation and $8,199 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Small Cap Value Portfolio

Aggressive Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,037.50	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stocks of smaller or newer companies, such as those held in this Fund, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks. Investing in medium company stocks involves a greater degree of risk than investing in large company stocks.

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.1%)
*Aeropostale, Inc.	189,900	5,486
*AnnTaylor Stores Corp.	413,100	17,920
*The Cheesecake Factory, Inc.	101,952	2,748
Choice Hotels International, Inc.	480,000	29,089
*Lamar Advertising Co. — Class A	221,525	11,931
Michaels Stores, Inc.	110,500	4,557
*O’Reilly Automotive, Inc.	744,260	23,213
Pool Corp.	400,100	17,456
*Scientific Games Corp.	581,500	20,713
Station Casinos, Inc.	239,200	16,285

Total		149,398

Consumer Staples (0.6%)
Whole Foods Market, Inc.	110,675	7,154

Total		7,154

Energy (10.6%)
BJ Services Co.	153,800	5,731
*Cameron International Corp.	265,600	12,688
CONSOL Energy, Inc.	425,400	19,874
ENSCO International, Inc.	361,100	16,617
Frontier Oil Corp.	203,907	6,607
*Nabors Industries, Ltd.	169,800	5,738
*National-Oilwell Varco, Inc.	245,700	15,558
*Newfield Exploration Co.	329,700	16,135
Range Resources Corp.	577,500	15,702
Smith International, Inc.	222,300	9,886
Tesoro Corp.	95,100	7,072

Total		131,608

Financials (14.0%)
Assured Guaranty, Ltd.	566,000	14,359
Brown & Brown, Inc.	492,600	14,394
Chicago Mercantile Exchange Holdings, Inc.	43,100	21,168
The Colonial BancGroup, Inc.	788,300	20,244
Investors Financial Services Corp.	464,780	20,868
Legg Mason, Inc.	178,770	17,791
*Nelnet, Inc. — Class A	231,600	9,391
Nuveen Investments — Class A	281,200	12,106
*SVB Financial Group	229,600	10,438
TD Ameritrade Holding Corp.	1,030,700	15,265
Ventas, Inc.	493,300	16,713

Total		172,737

Health Care (15.7%)
Caremark Rx, Inc.	260,694	13,001
*Celgene Corp.	347,900	16,501
*Centene Corp.	417,400	9,821
*Covance, Inc.	278,000	17,019
*Cytyc Corp.	361,700	9,173
*DaVita, Inc.	460,300	22,876
*Gen-Probe, Inc.	259,600	14,013
*Intuitive Surgical, Inc.	83,900	9,898

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Kinetic Concepts, Inc.	204,634	9,035
*Lincare Holdings, Inc.	234,300	8,866
*ResMed, Inc.	370,600	17,400
*St. Jude Medical, Inc.	252,100	8,173
*Varian Medical Systems, Inc.	275,600	13,050
*VCA Antech, Inc.	595,800	19,023
*Ventana Medical Systems, Inc.	141,300	6,667

Total		194,516

Industrials (16.4%)
The Corporate Executive Board Co.	352,220	35,292
Expeditors International of Washington, Inc.	380,260	21,298
Fastenal Co.	344,480	13,879
Graco, Inc.	568,600	26,144
*IntercontinentalExchange, Inc.	205,783	11,923
J.B. Hunt Transport Services, Inc.	694,400	17,298
Joy Global, Inc.	132,700	6,912
*Monster Worldwide, Inc.	310,600	13,250
*NutriSystem, Inc.	161,800	10,053
Ritchie Bros. Auctioneers, Inc.	267,900	14,247
Robert Half International, Inc.	462,400	19,421
*Stericycle, Inc.	200,900	13,079

Total		202,796

Information Technology (21.7%)
*Activision, Inc.	475,310	5,409
*Alliance Data Systems Corp.	426,500	25,087
*Altera Corp.	645,600	11,330
Amphenol Corp. — Class A	328,500	18,383
*ATI Technologies, Inc.	817,000	11,928
*Broadcom Corp. — Class A	464,450	13,957
*Citrix Systems, Inc.	275,400	11,055
*Cognizant Technology Solutions Corp. — Class A	477,300	32,158
*Cognos, Inc.	161,000	4,580
*Euronet Worldwide, Inc.	508,600	19,515
Harris Corp.	369,700	15,346
Jabil Circuit, Inc.	416,600	10,665
KLA-Tencor Corp.	129,480	5,382
Microchip Technology, Inc.	408,095	13,692
*NAVTEQ Corp.	216,400	9,669
Paychex, Inc.	219,040	8,538
*RSA Security, Inc.	143,800	3,910
*SRA International, Inc. — Class A	311,600	8,298
*ValueClick, Inc.	568,100	8,720
*VeriFone Holdings, Inc.	567,400	17,294
*WebEx Communications, Inc.	389,000	13,825

Total		268,741

Materials (1.7%)
Praxair, Inc.	388,540	20,981
*VeraSun Energy Corp.	12,086	317

Total		21,298

Aggressive Growth Stock Portfolio

Aggressive Growth Stock Portfolio

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.9%)
*NeuStar, Inc. — Class A	341,700	11,532

Total		11,532

Total Common Stocks (Cost: $975,567)		1,159,780

Money Market Investments (7.3%)

Autos (1.6%)
(b)Fcar Owner Trust I, 5.21%, 7/18/06	10,000,000	9,976
(b)New Center Asset Trust, 5.27%, 7/24/06	10,000,000	9,966

Total		19,942

Federal Government & Agencies (0.1%)
Federal Home Loan, 5.145%, 9/26/06	1,500,000	1,482

Total		1,482

Finance Lessors (0.8%)
Windmill Funding Corp., 5.06%, 7/7/06	10,000,000	9,992

Total		9,992

Finance Services (0.8%)
Bryant Park Funding LLC, 5.20%, 7/21/06	10,000,000	9,971

Total		9,971

National Commercial Banks (0.8%)
Citigroup Funding, Inc., 5.26%, 7/27/06	10,000,000	9,962

Total		9,962

Security Brokers and Dealers (1.7%)
Merrill Lynch, 5.26%, 7/6/06	10,000,000	9,992
Morgan Stanley Dean Witter, 5.27%, 7/7/06	10,000,000	9,991

Total		19,983

Money Market Investments (7.3%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.5%)
Old Line Funding Corp., 5.18%, 7/5/06	9,100,000	9,095
Sheffield Receivables, 5.25%, 7/20/06	10,000,000	9,972

Total		19,067

Total Money Market Investments (Cost: $90,399)		90,399

Total Investments (101.0%) (Cost $1,065,966)(a)		1,250,179

Other Assets, Less Liabilities (-1.0%)		(12,178)

Net Assets (100.0%)		1,238,001

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,065,966 and the net unrealized appreciation of investments based on that cost was $184,213 which is comprised of $207,668 aggregate gross unrealized appreciation and $23,455 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	51	9/06	$951
(Total Notional Value at June 30, 2006, $18,724)

The Accompanying Notes are an Integral Part of the Financial Statements.

Aggressive Growth Stock Portfolio

International Growth Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,051.70	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Basic Materials (6.8%)
Companhia Vale do Rio Doce, ADR	Brazil	49,400	1,188
CRH PLC	Ireland	51,585	1,682
*Grafton Group PLC	Ireland	122,035	1,537
K+S AG	Germany	22,095	1,782
Newcrest Mining, Ltd.	Australia	61,165	958
Nissan Chemical Industries, Ltd.	Japan	54,000	673
Pfleiderer AG	Germany	50,030	1,405
Sumitomo Chemical Co., Ltd.	Japan	228,000	1,901
Sumitomo Titanium Corp.	Japan	9,400	1,488
*Syngenta AG	Switzerland	11,505	1,529
Zinifex, Ltd.	Australia	141,705	1,055

Total			15,198

Conglomerates (2.5%)
Grupo Ferrovial SA	Spain	17,050	1,302
iShares MSCI EAFE Index Fund	United States	37,100	2,426
TOPIX ETF	Japan	136,200	1,914

Total			5,642

Consumer Cyclical (11.8%)
Aisin Seiki Co., Ltd.	Japan	40,500	1,203
*Banyan Tree Holdings, Ltd.	Singapore	302,000	177
*Belluna Co., Ltd. — Warrants	Japan	1,452	5
Esprit Holdings, Ltd.	Hong Kong	188,000	1,537
Industria de Diseno Testil SA	Italy	50,055	2,111
InterContinental Hotels Group PLC	United Kingdom	102,134	1,786
*Kuoni Reisen Holding AG	Switzerland	2,745	1,540
Leoni AG	Germany	40,765	1,533
Lindex AB	Sweden	120,300	1,713
Point, Inc.	Japan	13,990	790
Publicis Groupe	France	49,090	1,896
Ryohin Keikaku Co., Ltd.	Japan	22,000	1,803
Shimamura Co.	Japan	12,600	1,381
Sol Melia SA	Spain	65,395	1,055
Sportingbet PLC	United Kingdom	244,430	1,779
*Urbi Desarollos Urbanos SA	Mexico	543,180	1,260
Vtech Holdings, Ltd.	Hong Kong	254,000	1,325
Wal-Mart de Mexico SA de CV	Mexico	659,370	1,843
Wolters Kluwer NV	Netherlands	65,835	1,555

Total			26,292

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Non-Cyclical (5.6%)
Adidas AG	Germany	34,610	1,655
Coca-Cola Hellenic Bottling Co. SA	Greece	45,465	1,355
Davide Campari-Milano SPA	Italy	136,680	1,417
Hugo Boss AG	Germany	32,320	1,363
Natura Cosmeticos SA	Brazil	153,850	1,612
Puma AG Rudolf Dassler Sport	Germany	3,635	1,413
Reckitt Benckiser PLC	United Kingdom	46,475	1,736
Woolworths, Ltd.	Australia	126,755	1,898

Total			12,449

Energy (5.4%)
*Aker Drilling ASA	Norway	187,565	928
BG Group PLC	United Kingdom	157,175	2,100
Canadian Natural Resources, Ltd.	Canada	24,215	1,339
*Geo ASA	Norway	87,305	589
*Petrojarl ASA	Norway	24,645	162
*Petroleum Geo-Services ASA	Norway	24,645	1,390
Tenaris SA, ADR	Italy	44,500	1,802
*TGS Nopec Geophysical Co. ASA	Norway	137,800	2,435
*Western Oil Sands, Inc.	Canada	43,815	1,214

Total			11,959

Financials (22.3%)
Admiral Group PLC	United Kingdom	174,325	2,002
Allianz AG	Germany	10,770	1,702
Allied Irish Banks PLC	Ireland	55,500	1,331
Anglo Irish Bank Corp. PLC	Ireland	214,044	3,329
Ardepro Co., Ltd.	Japan	985	1,575
Azimut Holding SPA	Italy	93,095	970
*Banco Espanol de Credito SA	Spain	109,890	1,934
BNP Paribas	France	23,781	2,278
The Chiba Bank, Ltd.	Japan	210,000	1,963
Credit Saison Co.	Japan	36,200	1,714
Credit Suisse Group	Switzerland	31,370	1,755
DNB NOR ASA	Norway	147,545	1,831
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	30,719	1,729
Fondiaria — Sai SPA	Italy	39,880	1,630
Hopewell Holdings, Ltd.	Hong Kong	540,000	1,516
Hypo Real Estate Holding AG	Germany	31,710	1,926

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Hysan Development Co., Ltd.	Hong Kong	623,000	1,765
IKB Deutsche Industriebank AG	Germany	37,895	1,386
ING Groep NV	Netherlands	53,330	2,096
Kenedix, Inc.	Japan	312	1,355
Kookmin Bank	Korea	28,260	2,324
Korean Reinsurance Co.	Korea	138,210	1,551
Manulife Financial Corp.	Canada	59,560	1,892
*NETeller PLC	United Kingdom	87,155	961
*NorGani Hotels ASA	Norway	108,755	1,114
*Norwegian Property ASA	Norway	71,405	551
OTP Bank PLC	Hungary	8,735	247
Swiss Life Holding	Switzerland	8,970	2,102
The Toronto-Dominion Bank	Canada	25,435	1,291
Unicredito Italiano SPA	Italy	229,360	1,795

Total			49,615

Health Care (7.1%)
CSL, Ltd.	Australia	44,355	1,772
Egis PLC	Hungary	9,675	1,191
Elekta AB	Sweden	81,130	1,375
*Neurochem, Inc.	Canada	47,730	503
Nobel Biocare Holding AG	Switzerland	8,390	1,992
Roche Holding AG	Switzerland	9,195	1,520
Schwarz Pharma AG	Germany	21,745	1,952
Shire PLC, ADR	United Kingdom	29,584	1,309
Synthes, Inc.	Switzerland	15,545	1,875
Takeda Pharmaceutical Co., Ltd.	Japan	27,900	1,736
Tecan Group AG	Switzerland	13,005	701

Total			15,926

Industrial Goods and Services (15.5%)
ABB, Ltd.	Switzerland	51,610	671
ABB, Ltd., ADR	Switzerland	51,610	669
*Alstom	France	21,710	1,984
Atlas Copco AB	Sweden	72,665	2,019
BAE Systems PLC	United Kingdom	154,900	1,059
Cae, Inc.	Canada	207,065	1,577
Capita Group PLC	United Kingdom	191,820	1,637
Chiyoda Corp.	Japan	79,000	1,615
Daewoo Shipbuilding & Marine Engineering Co.	Korea	56,470	1,661
*Deutz AG	Germany	60,098	473
*Fiat SPA	Italy	89,240	1,188
Finmeccanica SPA	Italy	88,635	1,968
Kitz Corp.	Japan	143,000	1,085
Koninklijke BAM Groep NV	Netherlands	110,225	2,192

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Industrial Goods and Services continued
Kubota Corp.	Japan	194,000	1,839
Metso Corp.	Finland	48,115	1,746
Michael Page International PLC	United Kingdom	228,825	1,483
Neopost SA	France	18,605	2,121
OSG Corp.	Japan	83,500	1,406
SGS SA	Switzerland	2,000	1,898
Star Micronics Co., Ltd.	Japan	92,000	1,861
*Thielert AG	Germany	3,088	95
Tianjin Development Holdings, Ltd.	Hong Kong	652,000	405
Vinci SA	France	19,610	2,020

Total			34,672

Technology (9.2%)
Arrk Corp.	Japan	32,600	771
Axell Corp.	Japan	211	745
Cap Gemini SA	France	37,085	2,116
*Gresham Computing PLC	United Kingdom	169,180	311
High Tech Computer Corp.	Taiwan	64,000	1,759
Hoya Corp.	Japan	38,400	1,366
Ibiden Co., Ltd.	Japan	42,500	2,042
Infosys Technologies, Ltd.	India	25,905	1,732
*Kontron AG	Germany	140,781	1,624
*Option NV	Belgium	42,100	1,010
Solomon Systech International, Ltd.	Hong Kong	2,229,000	563
Sumco Corp.	Japan	34,300	1,954
*Tandberg Television ASA	Norway	121,705	2,019
Telechips, Inc.	Korea	41,782	810
*United Test and Assembly Center, Ltd.	Singapore	3,367,000	1,712

Total			20,534

Telecommunications (1.8%)
*Iliad SA	France	15,870	1,328
Telenor ASA	Norway	90,700	1,096
Vodafone Group PLC	United Kingdom	723,550	1,542

Total			3,966

Transportation (2.9%)
Canadian National Railway Co.	Canada	31,420	1,372
Kuehne & Nagel International AG	Switzerland	28,050	2,042
*PT Berlian Laju Tanker Tbk	Indonesia	7,107,000	1,327
TNT NV	Netherlands	48,165	1,724

Total			6,465

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (3.2%)
Companhia de Concessoes Rodoviarias	Brazil	129,660	1,060
Electricite de France	France	24,110	1,271
Iberdrola SA	Italy	47,630	1,640
*Obrascon Huarte Lain Brasil SA	Brazil	30,790	341
Red Electrica de Espana	Italy	44,985	1,552
RWE AG	Germany	16,150	1,344

Total			7,208

Total Foreign Common Stocks (Cost: $181,329)			209,926

Money Market Investments (5.5%)

Federal Government and Agencies (5.2%)
Federal Home Loan Bank Discount Corp., 5.19%, 7/26/06	United States	1,900,000	1,893
Federal Home Loan Bank Discount Corp., 5.10%, 7/6/06	United States	1,100,000	1,099
Federal Home Loan Mortgage Corp. Discount Note, 5.16%, 7/18/06	United States	8,700,000	8,677

Total			11,669

Money Market Investments (5.5%)	Country	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (0.3%)
Rabobank USA, 5.25%, 7/3/06	United States	600,000	600

Total			600

Total Money Market Investments (Cost: $12,271)			12,269

Total Investments (99.6%) (Cost $193,600)(a)			222,195

Other Assets, Less Liabilities (0.4%)			878

Net Assets (100.0%)			223,074

*	Non-Income Producing

ADR — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes was $193,600 and the net unrealized appreciation of investments based on that cost was $28,595 which is comprised of $34,380 aggregate gross unrealized appreciation and $5,785 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	15.4%
Italy	9.2%
Germany	8.8%
Switzerland	8.2%
United Kingdom	8.0%
France	6.8%
Other	43.6%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Franklin Templeton International Equity Portfolio

Sector Allocation is based on percentage of equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,113.10	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.2%)
Accor SA	France	173,000	10,531
Agfa-Gevaert NV	Belgium	291,272	7,056
Bayerische Motoren Werke AG	Germany	251,100	12,545
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	12,994
Compass Group PLC	United Kingdom	2,915,350	14,139
Fuji Photo Film Co., Ltd.	Japan	159,300	5,345
GKN PLC	United Kingdom	2,091,540	10,559
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	14,034
Michelin — Class B	France	156,780	9,425
Pearson PLC	United Kingdom	697,770	9,503
Reed Elsevier NV	Netherlands	645,340	9,707
Sony Corp.	Japan	200,900	8,865
*Thomson	France	675,500	11,171
Valeo SA	France	135,280	4,817
Wolters Kluwer NV	Netherlands	166,630	3,936

Total			144,627

Consumer Staples (2.8%)
Boots Group PLC	United Kingdom	404,772	5,760
Cadbury Schweppes PLC	United Kingdom	1,086,340	10,476
Nestle SA	Switzerland	38,980	12,243
Unilever PLC	United Kingdom	348,295	7,832

Total			36,311

Energy (5.4%)
BP PLC	United Kingdom	1,037,940	12,102
ENI SPA	Italy	414,535	12,211
Repsol YPF SA	Spain	493,680	14,138
Royal Dutch Shell PLC — Class B	United Kingdom	410,435	14,351
SBM Offshore NV	Netherlands	451,200	12,027
Total SA	France	84,728	5,576

Total			70,405

Financials (19.2%)
ACE, Ltd.	Bermuda	234,580	11,867
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,770
AXA SA	France	512,174	16,810
AXA SA — Rights	France	4	0
Banco Santander Central Hispano SA	Spain	906,009	13,234

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,221
DBS Group Holdings, Ltd.	Singapore	1,192,000	13,631
HSBC Holdings PLC	United Kingdom	530,937	9,298
ING Groep NV	Netherlands	436,000	17,137
Kookmin Bank	South Korea	226,500	18,621
Lloyds TSB Group PLC	United Kingdom	1,165,150	11,452
National Australia Bank, Ltd.	Australia	514,532	13,443
Nomura Holdings, Inc.	Japan	332,400	6,230
Nordea Bank AB — FDR	Sweden	1,651,590	19,647
RAS Holding SPA	Italy	447,283	11,122
Royal Bank of Scotland Group PLC	United Kingdom	303,290	9,972
Sompo Japan Insurance, Inc.	Japan	1,103,000	15,421
Standard Chartered PLC	United Kingdom	370,360	9,040
Swire Pacific, Ltd. — Class A	Hong Kong	1,276,500	13,174
Swiss Re	Switzerland	180,212	12,596
UniCredito Italiano SPA	Italy	860,800	6,738
XL Capital, Ltd. — Class A	Bermuda	94,850	5,814

Total			248,238

Health Care (5.0%)
*CK Life Sciences International, Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	365,910	10,224
Olympus Corp.	Japan	236,500	6,324
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,614
Sanofi-Aventis	France	164,625	16,065
Shire PLC	United Kingdom	984,210	14,360
Symbion Health, Ltd.	Australia	10	0
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	12,972

Total			64,563

Industrials (15.0%)
Atlas Copco AB — A Shares	Sweden	665,280	18,488
BAE Systems PLC	United Kingdom	3,411,020	23,322
*British Airways PLC	United Kingdom	1,228,800	7,788

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Deutsche Post AG	Germany	602,100	16,142
East Japan Railway Co.	Japan	876	6,506
Empresa Brasileira de Aeronautica SA, ADR	Brazil	148,150	5,403
Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	9,855
KCI Konecranes OYJ	Finland	945,000	17,019
Rentokil Initial PLC	United Kingdom	2,672,940	7,711
*Rolls-Royce Group PLC	United Kingdom	1,916,990	14,676
Securitas AB — Class B	Sweden	652,300	12,508
Siemens AG, ADR	Germany	151,680	13,169
Smiths Group PLC	United Kingdom	480,490	7,917
*Vestas Wind Systems A/S	Denmark	835,280	22,845
Volvo AB — Class B	Sweden	199,840	9,830

Total			193,179

Information Technology (8.1%)
*Celestica, Inc.	Canada	415,600	3,935
*Check Point Software Technologies, Ltd.	Israel	387,430	6,811
Compal Electronics, Inc.	Taiwan	5,804,925	5,540
Hitachi, Ltd.	Japan	1,198,000	7,914
*Infineon Technologies AG	Germany	1,122,690	12,507
Lite-On Technology Corp.	Taiwan	4,872,000	7,215
Mabuchi Motor Co., Ltd.	Japan	84,600	5,056
Nintendo Co., Ltd.	Japan	64,600	10,838
Samsung Electronics Co., Ltd.	South Korea	46,140	29,326
Toshiba Corp.	Japan	2,350,000	15,340

Total			104,482

Materials (9.5%)
Akzo Nobel NV	Netherlands	234,050	12,621
Alcan, Inc.	Canada	255,260	11,957
Alumina, Ltd.	Australia	1,908,930	9,575
*Arkema	France	2,118	83
BASF AG	Germany	206,800	16,606
Bayer AG	Germany	263,150	12,097
BHP Billiton, Ltd.	Australia	565,160	12,179
Cia Vale Do Rio Doce, ADR	Brazil	440,500	9,065
Domtar, Inc.	Canada	1,006,610	6,213
Norske Skogindustrier ASA	Norway	978,371	14,342

Foreign Common Stock (93.7%)	Country	Shares/ $ Par	Value $ (000's)

Materials continued
Stora Enso OYJ — Class R	Finland	658,140	9,192
UPM-Kymmene OYJ	Finland	394,760	8,508

Total			122,438

Telecommunication Services (11.1%)
BCE, Inc.	Canada	430,910	10,183
China Telecom Corp., Ltd.	China	17,338,000	5,637
Chunghwa Telecom Co., Ltd., ADR	Taiwan	295,520	5,458
France Telecom SA	France	756,770	16,272
KT Corp., ADR	South Korea	385,100	8,260
Nippon Telegraph & Telephone Corp.	Japan	1,930	9,461
Portugal Telecom SGPS SA	Portugal	632,670	7,639
SK Telecom Co., Ltd., ADR	South Korea	322,890	7,562
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	12,834
Telefonica SA, ADR	Spain	395,838	19,690
Telefonos de Mexico SA se CV, ADR	Mexico	514,688	10,721
Telenor ASA	Norway	1,208,610	14,610
Vodafone Group PLC	United Kingdom	7,007,890	14,935

Total			143,262

Utilities (6.4%)
E.ON AG	Germany	146,700	16,892
Electricite de France	France	136,170	7,176
Endesa SA	Spain	211,210	7,345
Hong Kong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,003
Iberdrola SA	Spain	387,080	13,333
Korea Electric Power Corp.	South Korea	224,850	8,330
National Grid PLC	United Kingdom	666,512	7,210
Suez SA	France	383,320	15,934

Total			83,223

Total Foreign Common Stock (Cost: $837,591)			1,210,728

Franklin Templeton International Equity Portfolio

Franklin Templeton International Equity Portfolio

Money Market Investment (5.8%)	Country	Shares/ $ Par	Value $ (000’s)

Autos (0.8%)
New Center Asset Trust, 5.23%, 7/17/06	United States	10,000,000	9,977

Total			9,977

Finance Lessors (2.3%)
Ranger Funding Co. LLC, 5.28%, 8/2/06	United States	10,000,000	9,953
Thunder Bay Funding, Inc., 5.30%, 7/7/06	United States	10,000,000	9,991
Windmill Funding Corp., 5.25%, 7/27/06	United States	10,000,000	9,962

Total			29,906

National Commercial Banks (0.4%)
Rabobank USA, 5.25%, 7/3/06	United States	4,700,000	4,699

Total			4,699

Security Brokers and Dealers (0.8%)
Morgan Stanley Dean Witter, 5.27%, 7/7/06	United States	10,000,000	9,991

Total			9,991

Short Term Business Credit (1.5%)
Old Line Funding Corp., 5.05%, 7/6/06	United States	10,000,000	9,993

Money Market Investment (5.8%)	Country	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit continued
Sheffield Receivables, 5.20%, 7/17/06	United States	10,000,000	9,977

Total			19,970

Total Money Market Investment (Cost: $74,543)			74,543

Total Investments (99.5%) (Cost $912,134)(a)			1,285,271

Other Assets, Less Liabilities (0.5%)			6,596

Net Assets (100.0%)			1,291,867

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $912,134 and the net unrealized appreciation of investments based on that cost was $373,137 which is comprised of $398,618 aggregate gross unrealized appreciation and $25,481 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	19.1%
France	8.9%
Japan	8.9%
Germany	7.8%
United States	5.8%
South Korea	5.6%
Netherlands	5.4%
Spain	5.3%
Other	33.2%

Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements.

Franklin Templeton International Equity Portfolio

AllianceBernstein Mid Cap Value Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,070.40	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.6%)
*AutoNation, Inc.	33,703	723
*Big Lots, Inc.	65,500	1,119
Furniture Brands International, Inc.	52,000	1,084
*Jack in the Box, Inc.	26,000	1,019
Liz Claiborne, Inc.	27,400	1,015
*Office Depot, Inc.	46,500	1,767
*Papa John’s International, Inc.	46,300	1,537
*Payless ShoeSource, Inc.	50,100	1,361
The Reader’s Digest Association, Inc.	97,700	1,364
Saks, Inc.	27,700	448
*Vail Resorts, Inc.	51,200	1,899
VF Corp.	13,900	944

Total		14,280

Consumer Staples (5.1%)
Corn Products International, Inc.	18,200	557
Longs Drug Stores Corp.	23,600	1,077
Molson Coors Brewing Co.	16,100	1,093
*Performance Food Group Co.	55,900	1,697
Universal Corp.	36,400	1,355

Total		5,779

Energy (4.2%)
*Hanover Compressor Co.	76,800	1,442
*Plains Exploration & Production Co.	35,100	1,423
Rowan Companies, Inc.	38,400	1,367
Todco — Class A	12,200	498

Total		4,730

Financials (23.9%)
A.G. Edwards, Inc.	27,400	1,516
*Arch Capital Group, Ltd.	28,800	1,712
Aspen Insurance Holdings, Ltd.	59,100	1,376
Astoria Financial Corp.	54,250	1,652
Central Pacific Financial Corp.	38,400	1,486
Digital Realty Trust, Inc.	39,000	963
FelCor Lodging Trust, Inc.	85,200	1,852
MAF Bancorp, Inc.	18,600	797
Old Republic International Corp.	80,000	1,710
Platinum Underwriters Holdings, Ltd.	55,000	1,539
Provident Financial Services, Inc.	70,500	1,265
Radian Group, Inc.	31,700	1,959
RenaissanceRe Holdings, Ltd.	10,100	489
Sovereign Bancorp, Inc.	40,530	823
StanCorp Financial Group, Inc.	38,000	1,935
Strategic Hotels & Resorts, Inc.	26,500	550
Trustmark Corp.	43,900	1,360
UnionBanCal Corp.	17,000	1,098
Washington Federal, Inc.	11,200	260
Webster Financial Corp.	27,900	1,324
Whitney Holding Corp.	39,850	1,409

Total		27,075

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Health Care (3.8%)
*Endo Pharmaceuticals Holdings, Inc.	18,561	612
Owens & Minor, Inc.	22,400	641
PerkinElmer, Inc.	80,600	1,684
Universal Health Services, Inc. — Class B	26,000	1,307

Total		4,244

Industrials (21.6%)
Acuity Brands, Inc.	35,600	1,385
*Alaska Air Group, Inc.	34,600	1,364
ArvinMeritor, Inc.	83,000	1,427
Con-way, Inc.	31,700	1,836
*Continental Airlines, Inc. — Class B	46,500	1,386
Cooper Industries, Ltd. — Class A	12,000	1,115
GATX Corp.	42,100	1,789
*The Genlyte Group, Inc.	9,100	659
Goodrich Corp.	24,900	1,003
Harsco Corp.	9,700	756
Laidlaw International, Inc.	66,700	1,681
*Moog, Inc. — Class A	12,500	428
Mueller Industries, Inc.	34,600	1,143
*Quanta Services, Inc.	83,500	1,447
Ryder System, Inc.	15,900	929
SPX Corp.	32,700	1,830
*Terex Corp.	20,600	2,033
*TRW Automotive Holdings Corp.	54,100	1,476
*United Stationers, Inc.	14,500	715

Total		24,402

Information Technology (12.0%)
*ADC Telecommunications, Inc.	24,571	414
*Andrew Corp.	105,000	930
*Arrow Electronics, Inc.	30,400	979
AVX Corp.	30,700	485
*Celestica, Inc.	140,400	1,339
*Checkpoint Systems, Inc.	36,900	820
*CommScope, Inc.	51,300	1,611
*CSG Systems International, Inc.	59,200	1,465
IKON Office Solutions, Inc.	112,100	1,412
*Intergraph Corp.	13,400	422
*Sanmina-SCI Corp.	124,900	575
*Tech Data Corp.	18,000	690
*Vishay Intertechnology, Inc.	92,100	1,449
*Zoran Corp.	41,900	1,020

Total		13,611

Materials (7.1%)
Albemarle Corp.	10,200	488
*Chaparral Steel Co.	8,300	598
Commercial Metals Co.	22,800	586
*Owens-Illinois, Inc.	69,100	1,158
Quanex Corp.	27,700	1,193

AllianceBernstein Mid Cap Value Portfolio

AllianceBernstein Mid Cap Value Portfolio

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Reliance Steel & Aluminum Co.	11,100	921
Silgan Holdings, Inc.	35,600	1,318
Steel Dynamics, Inc.	20,500	1,347
Texas Industries, Inc.	8,300	441

Total		8,050

Utilities (5.3%)
*Allegheny Energy, Inc.	57,500	2,132
Northeast Utilities	49,800	1,029
Puget Energy, Inc.	68,700	1,476
Wisconsin Energy Corp.	34,000	1,370

Total		6,007

Total Common Stocks (Cost: $93,932)		108,178

Money Market Investments (4.1%)

Federal Government & Agencies (4.1%)
Federal Home Loan Bank Discount Corp., 5.19%, 7/26/06	1,700,000	1,694
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	1,300,000	1,300
Federal Home Loan Discount Note, 5.16%, 7/18/06	1,700,000	1,695

Total Money Market Investments (Cost: $4,689)		4,689

Total Investments (99.7%) (Cost $98,621)(a)		112,867

Other Assets, Less Liabilities (0.3%)		301

Net Assets (100.0%)		113,168

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $98,621 and the net unrealized appreciation of investments based on that cost was $14,246 which is comprised of $16,062 aggregate gross unrealized appreciation and $1,816 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

AllianceBernstein Mid Cap Value Portfolio

Index 400 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,041.50	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.0%)
*99 Cents Only Stores	20,733	217
Abercrombie & Fitch Co. — Class A	38,000	2,106
Advance Auto Parts, Inc.	46,600	1,347
*Aeropostale, Inc.	23,500	679
American Eagle Outfitters, Inc.	56,900	1,937
American Greetings Corp. — Class A	24,800	521
*AnnTaylor Stores Corp.	31,650	1,373
Applebee’s International, Inc.	32,100	617
ArvinMeritor, Inc.	30,450	523
Bandag, Inc.	5,000	183
Barnes & Noble, Inc.	22,800	832
Beazer Homes USA, Inc.	17,400	798
Belo Corp. — Class A	38,900	607
Blyth, Inc.	11,400	210
Bob Evans Farms, Inc.	15,500	465
Borders Group, Inc.	27,700	511
BorgWarner, Inc.	24,700	1,608
Boyd Gaming Corp.	18,900	763
Brinker International, Inc.	36,650	1,330
Callaway Golf Co.	28,100	365
*Career Education Corp.	42,200	1,261
*CarMax, Inc.	45,300	1,606
Catalina Marketing Corp.	16,300	464
CBRL Group, Inc.	13,300	451
*The Cheesecake Factory, Inc.	34,150	920
*Chico’s FAS, Inc.	78,600	2,121
Claire’s Stores, Inc.	42,300	1,079
*Corinthian Colleges, Inc.	37,200	534
*DeVry, Inc.	25,300	556
*Dollar Tree Stores, Inc.	45,100	1,195
*Emmis Communications Corp. — Class A	16,060	251
Entercom Communications Corp.	14,400	377
Foot Locker, Inc.	67,000	1,641
Furniture Brands International, Inc.	21,100	440
*GameStop Corp. — Class A	25,600	1,075
Gentex Corp.	66,400	930
GTECH Holdings Corp.	55,000	1,913
Harte-Hanks, Inc.	24,050	617
*Hovnanian Enterprises, Inc. — Class A	15,500	466
International Speedway Corp. — Class A	15,200	705
*ITT Educational Services, Inc.	15,500	1,020
*Laureate Education, Inc.	22,119	943
Lear Corp.	29,100	646
Lee Enterprises, Inc.	19,700	531
M.D.C. Holdings, Inc.	14,200	737
Media General, Inc. — Class A	10,400	436
Michaels Stores, Inc.	57,000	2,350
Modine Manufacturing Co.	14,500	339
*Mohawk Industries, Inc.	23,100	1,625
*O’Reilly Automotive, Inc.	48,900	1,525
OSI Restaurant Partners, Inc.	28,500	986
*Pacific Sunwear of California, Inc.	31,100	558
*Payless ShoeSource, Inc.	29,042	789

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
PETsMART, Inc.	60,500	1,549
Pier 1 Imports, Inc.	37,600	262
Polo Ralph Lauren Corp.	26,300	1,444
The Reader’s Digest Association, Inc.	41,600	581
Regis Corp.	19,700	702
*Rent-A-Center, Inc.	30,000	746
Ross Stores, Inc.	61,700	1,731
Ruby Tuesday, Inc.	25,500	622
The Ryland Group, Inc.	19,700	858
Saks, Inc.	59,100	956
*Scholastic Corp.	15,500	403
*Scientific Games Corp.	28,300	1,008
*Sotheby’s	20,400	536
Thor Industries, Inc.	14,900	722
*The Timberland Co. — Class A	22,900	598
*Toll Brothers, Inc.	50,500	1,291
Tupperware Brands Corp.	23,300	459
*Urban Outfitters, Inc.	47,800	836
*Valassis Communications, Inc.	20,600	486
The Washington Post Co. — Class B	2,500	1,950
Westwood One, Inc.	27,600	207
Williams-Sonoma, Inc.	49,700	1,692

Total		67,718

Consumer Staples (1.7%)
*BJ’s Wholesale Club, Inc.	28,800	816
Church & Dwight Co., Inc.	27,950	1,018
*Energizer Holdings, Inc.	26,700	1,565
Hormel Foods Corp.	31,500	1,170
The J.M. Smucker Co.	25,096	1,122
Lancaster Colony Corp.	10,600	418
PepsiAmericas, Inc.	25,900	573
Ruddick Corp.	14,900	365
*Smithfield Foods, Inc.	42,700	1,231
Tootsie Roll Industries, Inc.	11,034	321
Universal Corp.	11,100	413

Total		9,012

Energy (9.6%)
Arch Coal, Inc.	61,700	2,614
*Cameron International Corp.	49,900	2,384
*Denbury Resources, Inc.	51,400	1,628
ENSCO International, Inc.	66,400	3,056
*FMC Technologies, Inc.	29,469	1,988
*Forest Oil Corp.	23,900	793
*Grant Prideco, Inc.	56,500	2,528
*Hanover Compressor Co.	39,700	746
Helmerich & Payne, Inc.	22,600	1,362
*Newfield Exploration Co.	55,500	2,716
Noble Energy, Inc.	76,500	3,585
Overseas Shipholding Group, Inc.	12,800	757
Patterson-UTI Energy, Inc.	74,000	2,095
Peabody Energy Corp.	114,300	6,371

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Pioneer Natural Resources Co.	55,800	2,590
*Plains Exploration & Production Co.	34,000	1,378
Pogo Producing Co.	25,000	1,153
*Pride International, Inc.	69,900	2,183
*Quicksilver Resources, Inc.	29,200	1,075
Smith International, Inc.	86,500	3,846
*Southwestern Energy Co.	72,400	2,256
Tidewater, Inc.	26,000	1,279
Western Gas Resources, Inc.	25,300	1,514

Total		49,897

Financials (16.1%)
A.G. Edwards, Inc.	32,600	1,803
AMB Property Corp.	38,000	1,921
American Financial Group, Inc.	20,300	871
*AmeriCredit Corp.	56,300	1,572
AmerUs Group Co.	16,800	984
Arthur J. Gallagher & Co.	41,700	1,057
Associated Banc-Corp.	57,063	1,799
Astoria Financial Corp.	36,600	1,114
Bank of Hawaii Corp.	22,000	1,091
Brown & Brown, Inc.	48,200	1,408
Cathay General Bancorp	22,200	808
City National Corp.	17,900	1,165
The Colonial BancGroup, Inc.	66,700	1,713
Cullen/Frost Bankers, Inc.	20,700	1,186
Developers Diversified Realty Corp.	47,300	2,468
Eaton Vance Corp.	55,200	1,378
Everest Re Group, Ltd.	28,000	2,424
Fidelity National Financial, Inc.	75,415	2,937
First American Corp.	41,700	1,763
First Niagara Financial Group, Inc.	48,000	673
FirstMerit Corp.	34,400	720
Greater Bay Bancorp	21,700	624
Hanover Insurance Group, Inc.	21,900	1,039
HCC Insurance Holdings, Inc.	47,950	1,412
Highwoods Properties, Inc.	23,400	847
Horace Mann Educators Corp.	18,600	315
Hospitality Properties Trust	31,100	1,366
IndyMac Bancorp, Inc.	28,300	1,298
Investors Financial Services Corp.	28,400	1,275
Jefferies Group, Inc.	43,500	1,289
Leucadia National Corp.	70,900	2,070
Liberty Property Trust	38,500	1,702
Longview Fibre Co.	22,000	420
The Macerich Co.	31,000	2,176
Mack-Cali Realty Corp.	26,900	1,235
Mercantile Bankshares Corp.	53,150	1,896
Mercury General Corp.	15,300	862
New Plan Excel Realty Trust	45,200	1,116
New York Community Bancorp, Inc.	113,321	1,871
Ohio Casualty Corp.	27,400	815
Old Republic International Corp.	99,175	2,119
The PMI Group, Inc.	38,600	1,721
Potlatch Corp.	16,647	628
Protective Life Corp.	30,200	1,408
Radian Group, Inc.	35,600	2,199

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	38,425	1,163
Rayonier, Inc.	33,066	1,254
Regency Centers Corp.	29,600	1,840
SEI Investments Co.	27,200	1,330
StanCorp Financial Group, Inc.	23,600	1,201
*SVB Financial Group	15,300	696
TCF Financial Corp.	48,400	1,280
Texas Regional Bancshares, Inc. — Class A	19,590	743
United Dominion Realty Trust, Inc.	58,000	1,625
Unitrin, Inc.	19,500	850
W.R. Berkley Corp.	73,050	2,493
Waddell & Reed Financial, Inc. — Class A	36,600	752
Washington Federal, Inc.	37,665	873
Webster Financial Corp.	22,800	1,082
Weingarten Realty Investors	34,800	1,332
Westamerica Bancorporation	13,600	666
Wilmington Trust Corp.	29,400	1,240

Total		82,978

Health Care (9.4%)
*Advanced Medical Optics, Inc.	29,612	1,501
*Affymetrix, Inc.	29,100	745
*Apria Healthcare Group, Inc.	18,300	346
Beckman Coulter, Inc.	27,200	1,511
*Cephalon, Inc.	26,200	1,575
*Charles River Laboratories International, Inc.	31,100	1,144
*Community Health Systems, Inc.	42,400	1,558
*Covance, Inc.	27,400	1,677
*Cytyc Corp.	49,400	1,253
DENTSPLY International, Inc.	34,050	2,063
*Edwards Lifesciences Corp.	25,400	1,154
*Gen-Probe, Inc.	22,300	1,204
*Health Net, Inc.	49,800	2,249
*Henry Schein, Inc.	38,100	1,780
Hillenbrand Industries, Inc.	26,500	1,285
*Intuitive Surgical, Inc.	15,800	1,864
*Invitrogen Corp.	23,000	1,520
*LifePoint Hospitals, Inc.	24,800	797
*Lincare Holdings, Inc.	41,300	1,563
*Martek Biosciences Corp.	13,900	402
Medicis Pharmaceutical Corp.	23,500	564
*Millennium Pharmaceuticals, Inc.	135,900	1,355
Omnicare, Inc.	52,300	2,481
*Par Pharmaceutical Cos, Inc.	15,100	279
*PDL BioPharma, Inc.	49,400	909
Perrigo Co.	36,100	581
Pharmaceutical Product Development, Inc.	43,800	1,538
*Sepracor, Inc.	46,900	2,681
STERIS Corp.	28,400	649
*Techne Corp.	17,000	866
*Triad Hospitals, Inc.	37,739	1,494
Universal Health Services, Inc. — Class B	23,400	1,176
Valeant Pharmaceuticals International	40,100	678

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Varian, Inc.	13,300	552
*Varian Medical Systems, Inc.	56,700	2,686
*VCA Antech, Inc.	35,900	1,146
*Vertex Pharmaceuticals, Inc.	47,600	1,747

Total		48,573

Industrials (14.9%)
Adesa, Inc.	38,800	863
*AGCO Corp.	39,100	1,029
*AirTran Holdings, Inc.	39,200	583
*Alaska Air Group, Inc.	17,000	670
Alexander & Baldwin, Inc.	19,100	846
*Alliant Techsystems, Inc.	15,200	1,161
AMETEK, Inc.	30,600	1,450
Banta Corp.	10,400	482
The Brink’s Co.	20,900	1,179
C.H. Robinson Worldwide, Inc.	75,000	3,998
Carlisle Companies, Inc.	13,300	1,055
*ChoicePoint, Inc.	37,200	1,554
Con-way, Inc.	20,700	1,199
*Copart, Inc.	30,000	737
The Corporate Executive Board Co.	17,300	1,733
Crane Co.	21,800	907
Deluxe Corp.	22,100	386
Donaldson Co., Inc.	29,300	992
DRS Technologies, Inc.	17,200	839
*The Dun & Bradstreet Corp.	28,600	1,993
Expeditors International of Washington, Inc.	92,100	5,159
Fastenal Co.	53,500	2,156
Federal Signal Corp.	20,800	315
*Flowserve Corp.	24,300	1,383
GATX Corp.	22,000	935
Graco, Inc.	29,500	1,356
Granite Construction, Inc.	14,300	647
Harsco Corp.	18,100	1,411
Herman Miller, Inc.	28,600	737
HNI Corp.	22,400	1,016
Hubbell, Inc. — Class B	26,200	1,248
J.B. Hunt Transport Services, Inc.	53,300	1,328
*Jacobs Engineering Group, Inc.	25,300	2,015
*JetBlue Airways Corp.	66,725	810
Joy Global, Inc.	53,350	2,779
Kelly Services, Inc. — Class A	8,400	228
Kennametal, Inc.	17,100	1,064
*Korn/Ferry International	18,300	358
Lincoln Electric Holdings, Inc.	18,300	1,146
Manpower, Inc.	37,800	2,442
Mine Safety Appliances Co.	11,400	458
MSC Industrial Direct Co., Inc. — Class A	23,500	1,118
*Navigant Consulting, Inc.	22,600	512
Nordson Corp.	14,600	718
Oshkosh Truck Corp.	31,800	1,511
Pentair, Inc.	43,900	1,501
Precision Castparts Corp.	57,900	3,460
*Quanta Services, Inc.	51,200	887
Republic Services, Inc.	51,900	2,094

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
(b)Rollins, Inc.	12,725	250
Roper Industries, Inc.	37,500	1,753
*Sequa Corp. — Class A	2,900	236
SPX Corp.	25,800	1,444
*Stericycle, Inc.	19,100	1,243
*Swift Transportation Co., Inc.	23,200	737
*Tecumseh Products Co. — Class A	8,000	154
Teleflex, Inc.	17,400	940
*Thomas & Betts Corp.	23,400	1,200
The Timken Co.	36,300	1,216
Trinity Industries, Inc.	30,550	1,234
*United Rentals, Inc.	29,400	940
Werner Enterprises, Inc.	22,050	447
*YRC Worldwide, Inc.	24,800	1,044

Total		77,286

Information Technology (14.3%)
*3Com Corp.	168,900	865
*Activision, Inc.	119,966	1,365
Acxiom Corp.	33,300	833
ADTRAN, Inc.	29,500	662
*Advent Software, Inc.	6,800	245
*Alliance Data Systems Corp.	29,100	1,712
Amphenol Corp. — Class A	38,700	2,166
*Arrow Electronics, Inc.	52,600	1,694
*Atmel Corp.	184,900	1,026
*Avnet, Inc.	63,200	1,265
*Avocent Corp.	21,100	554
*The BISYS Group, Inc.	52,000	712
*Cabot Microelectronics Corp.	10,492	318
*Cadence Design Systems, Inc.	121,900	2,091
CDW Corp.	26,700	1,459
*Ceridian Corp.	63,400	1,549
*CheckFree Corp.	39,400	1,953
*Cognizant Technology Solutions Corp. — Class A	60,600	4,082
*CommScope, Inc.	25,000	786
*Credence Systems Corp.	43,200	151
*Cree, Inc.	33,300	791
*CSG Systems International, Inc.	20,600	510
*Cypress Semiconductor Corp.	60,300	877
Diebold, Inc.	29,100	1,182
*DST Systems, Inc.	26,500	1,577
*Dycom Industries, Inc.	17,400	370
*F5 Networks, Inc.	17,500	936
Fair Isaac Corp.	28,200	1,024
*Fairchild Semiconductor International, Inc.	52,500	954
Fidelity National Information Services, Inc.	40,700	1,441
*Gartner, Inc.	25,100	356
Harris Corp.	58,000	2,408
Imation Corp.	15,100	620
*Ingram Micro, Inc. — Class A	51,200	928
*Integrated Device Technology, Inc.	86,430	1,226
*International Rectifier Corp.	30,900	1,208
Intersil Corp. — Class A	61,200	1,423

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Jack Henry & Associates, Inc.	32,800	645
*KEMET Corp.	37,500	346
*Lam Research Corp.	60,700	2,829
*Lattice Semiconductor Corp.	49,300	305
*Macrovision Corp.	22,300	480
*McAfee, Inc.	68,900	1,672
*McDATA Corp. — Class A	68,600	280
*MEMC Electronic Materials, Inc.	71,300	2,674
*Mentor Graphics Corp.	34,700	450
*Micrel, Inc.	27,400	274
Microchip Technology, Inc.	92,512	3,103
MoneyGram International, Inc.	36,600	1,243
*MPS Group, Inc.	44,500	670
National Instruments Corp.	24,050	659
*Newport Corp.	17,500	282
*Palm, Inc.	39,600	638
Plantronics, Inc.	20,500	455
*Plexus Corp.	19,700	674
*Polycom, Inc.	37,700	826
*Powerwave Technologies, Inc.	48,400	441
The Reynolds and Reynolds Co. — Class A	22,600	693
*RF Micro Devices, Inc.	82,100	490
*RSA Security, Inc.	32,600	886
*Semtech Corp.	31,400	454
*Silicon Laboratories, Inc.	19,900	699
*SRA International, Inc. — Class A	16,400	437
*Sybase, Inc.	38,800	753
*Synopsys, Inc.	61,900	1,162
*Tech Data Corp.	24,000	919
*Transaction Systems Architects, Inc.	16,100	671
*TriQuint Semiconductor, Inc.	60,311	269
*UTStarcom, Inc.	45,400	354
*Vishay Intertechnology, Inc.	79,587	1,252
*Western Digital Corp.	95,300	1,888
*Wind River Systems, Inc.	32,600	290
*Zebra Technologies Corp. — Class A	30,500	1,042

Total		74,524

Materials (4.5%)
Airgas, Inc.	29,100	1,084
Albemarle Corp.	16,700	800
Bowater, Inc.	24,100	548
Cabot Corp.	27,400	946
Chemtura Corp.	103,763	969
Commercial Metals Co.	51,900	1,334
Cytec Industries, Inc.	17,500	939
Ferro Corp.	18,300	292
Florida Rock Industries, Inc.	20,400	1,013
FMC Corp.	16,900	1,088
Glatfelter	19,200	305
The Lubrizol Corp.	29,500	1,176
Lyondell Chemical Co.	88,600	2,008
Martin Marietta Materials, Inc.	19,700	1,796
Minerals Technologies, Inc.	8,600	447
Olin Corp.	31,200	559
Packaging Corp. of America	26,000	573

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Reliance Steel & Aluminum Co.	13,600	1,128
RPM International, Inc.	51,200	922
The Scotts Miracle-Gro Co. — Class A	19,500	825
Sensient Technologies Corp.	20,000	418
Sonoco Products Co.	42,700	1,351
Steel Dynamics, Inc.	18,700	1,229
The Valspar Corp.	44,000	1,162
Worthington Industries, Inc.	31,000	649

Total		23,561

Telecommunication Services (0.4%)
*Cincinnati Bell, Inc.	106,600	437
Telephone and Data Systems, Inc.	44,400	1,838

Total		2,275

Utilities (7.2%)
AGL Resources, Inc.	33,600	1,281
Alliant Energy Corp.	50,700	1,739
Aqua America, Inc.	55,933	1,275
*Aquila, Inc.	161,400	679
Black Hills Corp.	14,400	494
DPL, Inc.	52,500	1,407
Duquesne Light Holdings, Inc.	33,800	556
Energy East Corp.	63,700	1,524
Equitable Resources, Inc.	52,000	1,742
Great Plains Energy, Inc.	34,300	956
Hawaiian Electric Industries, Inc.	35,000	977
IDACORP, Inc.	18,500	634
MDU Resources Group, Inc.	51,800	1,896
National Fuel Gas Co.	36,200	1,272
Northeast Utilities	66,300	1,370
NSTAR	46,100	1,318
OGE Energy Corp.	39,200	1,373
ONEOK, Inc.	50,700	1,726
Pepco Holdings, Inc.	82,200	1,938
PNM Resources, Inc.	29,750	743
Puget Energy, Inc.	50,100	1,076
Questar Corp.	36,900	2,971
SCANA Corp.	49,800	1,921
*Sierra Pacific Resouces	86,681	1,214
Vectren Corp.	32,900	897
Westar Energy, Inc.	37,600	791
WGL Holdings, Inc.	21,000	608
Wisconsin Energy Corp.	50,500	2,036
WPS Resources Corp.	17,400	863

Total		37,277

Total Common Stocks (Cost: $377,236)		473,101

Money Market Investments (8.8%)

Autos (1.2%)
(b)New Center Asset Trust, 5.27%, 7/31/06	6,000,000	5,974

Total		5,974

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Money Market Investments (8.8%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.4%)
(b)Federal Home Loan, 5.19%, 9/26/06	2,000,000	1,975

Total		1,975

Finance Lessors (2.1%)
(b)Ranger Funding Co. LLC, 5.29%, 8/2/06	6,000,000	5,972
(b)Windmill Funding Corp., 5.28%, 7/31/06	5,000,000	4,978

Total		10,950

Finance Services (1.2%)
(b)Bryant Park Funding LLC, 5.28%, 7/24/06	6,000,000	5,980

Total		5,980

National Commercial Banks (0.5%)
(b)Rabobank USA, 5.25%, 7/3/06	2,800,000	2,799

Total		2,799

Security Brokers and Dealers (2.2%)
(b)Merrill Lynch, 5.26%, 7/7/06	6,000,000	5,995
(b)Morgan Stanley Dean Witter, 5.27%, 7/7/06	6,000,000	5,994

Total		11,989

Short Term Business Credit (1.2%)
(b)Sheffield Receivables, 5.17%, 7/5/06	6,000,000	5,997

Total		5,997

Total Money Market Investments (Cost: $45,664)		45,664

Total Investments (99.9%) (Cost $422,900)(a)		518,765

Other Assets, Less Liabilities (0.1%)		728

Net Assets (100.0%)		519,493

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $422,900 and the net unrealized appreciation of investments based on that cost was $95,865 which is comprised of $124,871 aggregate gross unrealized appreciation and $29,006 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	119	9/06	$2,120
(Total Notional Value at June 30, 2006, $43,790)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Janus Capital Appreciation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$937.90	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Janus Capital Appreciation Portfolio

Janus Capital Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (81.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
Advance Auto Parts, Inc.	42,965	1,242
*Coach, Inc.	48,400	1,447
Federated Department Stores, Inc.	138,100	5,054
Harrah’s Entertainment, Inc.	50,060	3,563
J.C. Penney Co., Inc.	52,505	3,545
Lowe’s Companies, Inc.	94,190	5,715
NIKE, Inc. — Class B	5,840	473

Total		21,039

Consumer Staples (6.4%)
The Procter & Gamble Co.	99,315	5,521
Whole Foods Market, Inc.	46,295	2,993

Total		8,514

Energy (12.8%)
BJ Services Co.	84,435	3,146
ConocoPhillips	17,580	1,152
EOG Resources, Inc.	19,830	1,375
Hess Corp.	29,970	1,584
Occidental Petroleum Corp.	15,805	1,621
Suncor Energy, Inc.	75,515	6,117
Valero Energy Corp.	31,450	2,092

Total		17,087

Financials (20.4%)
American Express Co.	103,435	5,505
Ameriprise Financial, Inc.	12,720	568
Commerce Bancorp, Inc.	100,050	3,569
The Goldman Sachs Group, Inc.	26,110	3,928
*KKR Private Equity Investors LP, 144A	216,921	4,751
Moody’s Corp.	47,710	2,598
Wells Fargo & Co.	96,160	6,450

Total		27,369

Health Care (11.9%)
Alcon, Inc.	17,020	1,677
*Genentech, Inc.	50,450	4,127
*Gilead Sciences, Inc.	84,575	5,004
*Invitrogen Corp.	29,820	1,970
Teva Pharmaceutical Industries, Ltd., ADR	55,780	1,762
UnitedHealth Group, Inc.	28,560	1,279

Total		15,819

Information Technology (10.5%)
*Apple Computer, Inc.	132,080	7,544
*Electronic Arts, Inc.	102,780	4,424
*Sun Microsystems, Inc.	482,030	2,000

Total		13,968

Common Stocks (81.6%)	Shares/ $ Par	Value $ (000’s)

Materials (1.1%)
Monsanto Co.	17,100	1,440

Total		1,440

Telecommunication Services (0.5%)
*Level 3 Communications, Inc.	152,420	677

Total		677

Utilities (2.3%)
*The AES Corp.	163,525	3,017

Total		3,017

Total Common Stocks (Cost: $97,585)		108,930

Money Market Investments (16.6%)

Federal Government & Agencies (16.6%)
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	1,300,000	1,300
Federal Home Loan Discount Note, 5.16%, 7/18/06	19,800,000	19,752
Federal Home Loan Discount Note, 5.17%, 7/25/06	1,100,000	1,096

Total Money Market Investments (Cost: $22,148)		22,148

Total Investments (98.2%) (Cost $119,733)(a)		131,078

Other Assets, Less Liabilities (1.8%)		2,407

Net Assets (100.0%)		133,485

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $119,733 and the net unrealized appreciation of investments based on that cost was $11,345 which is comprised of $14,796 aggregate gross unrealized appreciation and $3,451 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Janus Capital Appreciation Portfolio

Growth Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$992.30	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16
*	Expenses are equal to the Fund’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.7%)
*Comcast Corp. — Class A	96,500	3,159
Federated Department Stores, Inc.	177,400	6,493
Fortune Brands, Inc.	139,200	9,885
Hilton Hotels Corp.	275,600	7,794
J.C. Penney Co., Inc.	147,400	9,952
Johnson Controls, Inc.	86,900	7,145
*Kohl’s Corp.	120,500	7,124
The McGraw-Hill Companies, Inc.	154,300	7,750
News Corp. — Class A	353,600	6,782
NIKE, Inc. — Class B	58,000	4,698
Omnicom Group, Inc.	44,000	3,920
Staples, Inc.	296,850	7,219
Starwood Hotels & Resorts Worldwide, Inc.	127,600	7,699
Station Casinos, Inc.	64,600	4,398
Target Corp.	161,000	7,868
The Walt Disney Co.	190,300	5,709

Total		107,595

Consumer Staples (7.6%)
Altria Group, Inc.	141,100	10,361
CVS Corp.	276,100	8,476
PepsiCo, Inc.	204,100	12,254
The Procter & Gamble Co.	147,600	8,207
Wal-Mart Stores, Inc.	142,100	6,845
Walgreen Co.	142,400	6,385

Total		52,528

Energy (6.9%)
Baker Hughes, Inc.	100,600	8,234
ConocoPhillips	130,416	8,546
EOG Resources, Inc.	76,400	5,298
Exxon Mobil Corp.	171,934	10,548
*Transocean, Inc.	81,700	6,562
Valero Energy Corp.	120,300	8,002

Total		47,190

Financials (13.5%)
American Express Co.	114,400	6,088
American International Group, Inc.	145,600	8,598
Capital One Financial Corp.	85,800	7,332
Citigroup, Inc.	169,600	8,182
Genworth Financial, Inc.	213,100	7,424
The Goldman Sachs Group, Inc.	42,100	6,333
Legg Mason, Inc.	50,600	5,036
Lehman Brothers Holdings, Inc.	74,000	4,821
*NYSE Group, Inc.	32,000	2,191
Prudential Financial, Inc.	112,700	8,756
SLM Corp.	123,200	6,520
The St. Paul Travelers Companies, Inc.	149,300	6,656
Wachovia Corp.	131,600	7,117
Wells Fargo & Co.	109,400	7,339

Total		92,393

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (15.6%)
Abbott Laboratories	158,900	6,930
Aetna, Inc.	144,600	5,774
*Amgen, Inc.	188,800	12,314
Baxter International, Inc.	85,000	3,125
*Boston Scientific Corp.	152,100	2,561
Caremark Rx, Inc.	72,600	3,621
Eli Lilly and Co.	100,900	5,577
*Fisher Scientific International, Inc.	94,800	6,925
*Genentech, Inc.	106,300	8,695
*Gilead Sciences, Inc.	112,600	6,661
Johnson & Johnson	153,500	9,198
Medtronic, Inc.	188,400	8,840
Novartis AG, ADR	126,000	6,794
*St. Jude Medical, Inc.	135,000	4,377
Teva Pharmaceutical Industries, Ltd., ADR	206,800	6,533
UnitedHealth Group, Inc.	78,800	3,529
*Zimmer Holdings, Inc.	102,600	5,819

Total		107,273

Industrials (10.5%)
Caterpillar, Inc.	84,200	6,271
Danaher Corp.	129,600	8,336
Emerson Electric Co.	93,100	7,803
FedEx Corp.	70,200	8,204
General Electric Co.	627,000	20,666
Honeywell International, Inc.	166,700	6,718
ITT, Inc.	65,400	3,237
Roper Industries, Inc.	70,100	3,277
United Technologies Corp.	117,500	7,452

Total		71,964

Information Technology (19.4%)
Accenture, Ltd. — Class A	280,200	7,935
*Affiliated Computer Services, Inc. — Class A	113,400	5,853
*Amdocs, Ltd.	228,600	8,367
Analog Devices, Inc.	165,200	5,310
*Apple Computer, Inc.	65,200	3,724
*Broadcom Corp. — Class A	154,750	4,650
*Cisco Systems, Inc.	439,300	8,580
*eBay, Inc.	82,200	2,408
*Electronic Arts, Inc.	118,600	5,105
*EMC Corp.	251,600	2,760
First Data Corp.	151,300	6,815
*Google, Inc. — Class A	25,842	10,835
Hewlett-Packard Co.	158,200	5,012
Intel Corp.	248,300	4,705
International Business Machines Corp.	97,800	7,513
Maxim Integrated Products, Inc.	136,800	4,393
Microsoft Corp.	425,000	9,902
*Oracle Corp.	485,000	7,028
Paychex, Inc.	79,400	3,095

Growth Stock Portfolio

Growth Stock Portfolio

Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
QUALCOMM, Inc.	174,300	6,984
Telefonaktiebolaget LM Ericsson, ADR	172,800	5,709
*Yahoo!, Inc.	219,710	7,250

Total		133,933

Materials (1.9%)
Monsanto Co.	47,000	3,957
Praxair, Inc.	171,600	9,266

Total		13,223

Telecommunication Services (1.3%)
*NII Holdings, Inc.	33,900	1,911
Sprint Nextel Corp.	347,600	6,949

Total		8,860

Utilities (0.5%)
Questar Corp.	44,500	3,582

Total		3,582

Total Common Stocks (Cost: $556,653)		638,541

Money Market Investments (7.3%)

Federal Government & Agencies (0.2%)
(b)Federal Home Loan Mortgage Corp., 5.145%, 9/26/06	1,500,000	1,482

Total		1,482

Finance Lessors (1.5%)
Windmill Funding Corp., 5.20%, 7/7/06	10,000,000	9,991

Total		9,991

Miscellaneous Business Credit Institutions (1.5%)
Paccar Financial Corp., 5.20%, 7/3/06	10,000,000	9,997

Total		9,997

Personal Credit Institutions (2.6%)
(b)BMW U.S. Capital Corp., 5.27%, 7/3/06	18,500,000	18,495

Total		18,495

Money Market Investments (7.3%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.5%)
(b)Old Line Funding Corp., 5.14%, 7/12/06	10,000,000	9,984

Total		9,984

Total Money Market Investments (Cost: $49,949)		49,949

Total Investments (100.2%) (Cost $606,602)(a)		688,490

Other Assets, Less Liabilities (-0.2%)		(1,667)

Net Assets (100.0%)		686,823

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $606,602 and the net unrealized appreciation of investments based on that cost was $81,888 which is comprised of $104,628 aggregate gross unrealized appreciation and $22,740 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	87	9/06	$685
(Total Notional Value at June 30, 2006, $27,142)

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Large Cap Core Stock Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,013.20	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.4%)
*Comcast Corp. — Class A	72,300	2,367
Federated Department Stores, Inc.	133,600	4,890
Fortune Brands, Inc.	60,000	4,261
Hilton Hotels Corp.	136,100	3,849
J.C. Penney Co., Inc.	88,800	5,995
Johnson Controls, Inc.	62,200	5,114
*Kohl’s Corp.	47,700	2,820
*MGM Mirage	84,700	3,456
News Corp. — Class A	317,200	6,084
NIKE, Inc. — Class B	30,400	2,462
Omnicom Group, Inc.	58,300	5,194
Staples, Inc.	199,800	4,859
Starwood Hotels & Resorts Worldwide, Inc.	88,700	5,352
Target Corp.	112,900	5,517
The Walt Disney Co.	137,600	4,128

Total		66,348

Consumer Staples (6.9%)
Altria Group, Inc.	140,600	10,323
CVS Corp.	196,900	6,045
PepsiCo, Inc.	139,500	8,376
The Procter & Gamble Co.	88,862	4,941
Walgreen Co.	100,000	4,484

Total		34,169

Energy (10.1%)
Baker Hughes, Inc.	72,500	5,934
ConocoPhillips	110,388	7,234
EOG Resources, Inc.	39,400	2,732
Exxon Mobil Corp.	262,000	16,073
Kinder Morgan, Inc.	40,800	4,076
Schlumberger, Ltd.	55,200	3,594
*Transocean, Inc.	45,700	3,671
Valero Energy Corp.	102,600	6,825

Total		50,139

Financials (18.7%)
American Express Co.	60,200	3,204
American International Group, Inc.	105,200	6,212
Bank of America Corp.	175,400	8,437
Capital One Financial Corp.	61,100	5,221
The Chubb Corp.	78,400	3,912
Citigroup, Inc.	116,000	5,596
Genworth Financial, Inc.	151,800	5,289
The Goldman Sachs Group, Inc.	31,700	4,769
Host Hotels & Resorts, Inc.	177,102	3,873
JPMorgan Chase & Co.	153,296	6,438
Legg Mason, Inc.	36,100	3,593
Lehman Brothers Holdings, Inc.	55,100	3,590
Prudential Financial, Inc.	87,100	6,768
SLM Corp.	89,500	4,736
The St. Paul Travelers Companies, Inc.	107,800	4,806
U.S. Bancorp	115,300	3,560

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Wachovia Corp.	113,300	6,127
Wells Fargo & Co.	90,300	6,057

Total		92,188

Health Care (12.2%)
Abbott Laboratories	126,300	5,508
Aetna, Inc.	123,400	4,927
*Amgen, Inc.	68,600	4,475
Baxter International, Inc.	32,200	1,184
Biomet, Inc.	94,900	2,969
*Boston Scientific Corp.	110,300	1,857
Caremark Rx, Inc.	52,900	2,638
Eli Lilly and Co.	93,700	5,179
*Fisher Scientific International, Inc.	66,800	4,880
*Genentech, Inc.	61,000	4,990
*Gilead Sciences, Inc.	42,400	2,508
Johnson & Johnson	84,100	5,039
Medtronic, Inc.	108,600	5,096
Novartis AG, ADR	45,100	2,432
Pfizer, Inc.	39,600	929
*St. Jude Medical, Inc.	86,600	2,808
Teva Pharmaceutical Industries, Ltd., ADR	88,900	2,808

Total		60,227

Industrials (11.8%)
Canadian National Railway Co.	74,400	3,255
Danaher Corp.	74,000	4,760
Emerson Electric Co.	66,100	5,540
FedEx Corp.	50,600	5,913
General Electric Co.	443,900	14,631
Honeywell International, Inc.	121,190	4,884
Norfolk Southern Corp.	109,700	5,838
Roper Industries, Inc.	53,000	2,478
United Technologies Corp.	110,000	6,976
Waste Management, Inc.	121,000	4,341

Total		58,616

Information Technology (14.1%)
Accenture, Ltd. — Class A	172,100	4,874
*Affiliated Computer Services, Inc. — Class A	65,700	3,391
*Amdocs, Ltd.	114,500	4,191
Analog Devices, Inc.	124,900	4,014
*Broadcom Corp. — Class A	112,250	3,373
*Cisco Systems, Inc.	228,600	4,465
*Electronic Arts, Inc.	83,700	3,602
*EMC Corp.	185,500	2,035
First Data Corp.	96,400	4,342
*Google, Inc. — Class A	12,100	5,074
Hewlett-Packard Co.	117,900	3,735
Intel Corp.	98,300	1,863
International Business Machines Corp.	58,400	4,486
Maxim Integrated Products, Inc.	101,000	3,243

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Microsoft Corp.	265,500	6,187
*Oracle Corp.	346,200	5,016
Paychex, Inc.	59,700	2,327
QUALCOMM, Inc.	89,600	3,590

Total		69,808

Materials (3.8%)
International Paper Co.	109,900	3,550
Monsanto Co.	75,300	6,340
Praxair, Inc.	86,300	4,660
Temple-Inland, Inc.	93,800	4,021

Total		18,571

Telecommunication Services (2.4%)
AT&T, Inc.	164,000	4,574
Sprint Nextel Corp.	362,176	7,240

Total		11,814

Utilities (3.9%)
Duke Energy Corp.	160,200	4,705
Exelon Corp.	87,900	4,995
PG&E Corp.	132,300	5,197
Questar Corp.	31,700	2,552
TXU Corp.	28,600	1,710

Total		19,159

Total Common Stocks (Cost: $398,089)		481,039

Money Market Investments (3.0%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (1.0%)
Rabobank USA, 5.25%, 7/3/06	5,000,000	4,999

Total		4,999

Security Brokers and Dealers (2.0%)
Morgan Stanley Dean Witter, 5.27%, 7/21/06	10,000,000	9,970

Total		9,970

Total Money Market Investments (Cost: $14,969)		14,969

Total Investments (100.3%) (Cost $413,058)(a)		496,008

Other Assets, Less Liabilities (-0.3%)		(1,245)

Net Assets (100.0%)		494,763

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $413,058 and the net unrealized appreciation of investments based on that cost was $82,950 which is comprised of $96,646 aggregate gross unrealized appreciation and $13,696 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Capital Guardian Domestic Equity Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,042.50	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.0%)
*AutoNation, Inc.	35,219	755
Carnival Corp.	33,400	1,394
Clear Channel Communications, Inc.	148,900	4,608
*Dollar Tree Stores, Inc.	41,800	1,108
General Motors Corp.	82,400	2,455
*Jarden Corp.	61,700	1,879
Leggett & Platt, Inc.	114,800	2,868
McDonald’s Corp.	35,300	1,186

Total		16,253

Consumer Staples (12.5%)
Altria Group, Inc.	142,700	10,478
Anheuser-Busch Companies, Inc.	36,000	1,641
Avon Products, Inc.	103,300	3,202
Campbell Soup Co.	88,400	3,281
General Mills, Inc.	48,600	2,511
Kraft Foods, Inc. — Class A	304,700	9,415
Sara Lee Corp.	376,500	6,032
Unilever NV	187,200	4,221

Total		40,781

Energy (7.9%)
Anadarko Petroleum Corp.	66,400	3,167
Chevron Corp.	76,946	4,775
Exxon Mobil Corp.	50,000	3,068
Royal Dutch Shell PLC, ADR A	86,700	5,807
Royal Dutch Shell PLC, ADR B	62,728	4,383
*Transocean, Inc.	57,100	4,586

Total		25,786

Financials (28.8%)
American International Group, Inc.	62,400	3,685
*AmeriCredit Corp.	82,100	2,292
*Berkshire Hathaway, Inc.	20	1,833
Capital One Financial Corp.	56,900	4,862
The Chubb Corp.	62,400	3,114
Everest Re Group, Ltd.	9,800	848
Fifth Third Bancorp	107,800	3,983
General Growth Properties, Inc.	132,420	5,967
Golden West Financial Corp.	4,100	304
The Goldman Sachs Group, Inc.	9,900	1,489
The Hartford Financial Services Group, Inc.	41,900	3,545
Host Hotels & Resorts, Inc.	40,700	890
Hudson City Bancorp, Inc.	507,200	6,761
IndyMac Bancorp, Inc.	82,900	3,801
JPMorgan Chase & Co.	304,888	12,806
Marsh & McLennan Companies, Inc.	294,400	7,916
RenaissanceRe Holdings, Ltd.	42,600	2,064
The St. Paul Travelers Companies, Inc.	22,923	1,022
Wachovia Corp.	84,400	4,564
Washington Mutual, Inc.	240,800	10,976
Wells Fargo & Co.	110,500	7,412

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
XL Capital, Ltd. — Class A	52,700	3,231

Total		93,365

Health Care (10.9%)
AstraZeneca PLC, ADR	91,700	5,485
Eli Lilly and Co.	9,800	542
*Medco Health Solutions, Inc.	81,800	4,686
Merck & Co., Inc.	228,000	8,305
Pfizer, Inc.	210,300	4,936
*Triad Hospitals, Inc.	114,200	4,520
*WellPoint, Inc.	97,800	7,117

Total		35,591

Industrials (6.7%)
American Standard Companies, Inc.	30,100	1,302
Emerson Electric Co.	23,300	1,953
General Electric Co.	311,100	10,255
Hubbell, Inc. — Class B	25,800	1,229
Raytheon Co.	45,200	2,015
Siemens AG, ADR	21,900	1,901
Tyco International, Ltd.	75,100	2,065
Union Pacific Corp.	10,800	1,004

Total		21,724

Information Technology (10.3%)
*Affiliated Computer Services, Inc. — Class A	45,000	2,322
*Fairchild Semiconductor International, Inc.	240,400	4,368
*Flextronics International, Ltd.	476,000	5,055
Hewlett-Packard Co.	108,900	3,450
Intel Corp.	567,500	10,755
*International Rectifier Corp.	33,500	1,309
Jabil Circuit, Inc.	61,400	1,572
*Sun Microsystems, Inc.	1,107,100	4,594

Total		33,425

Materials (5.4%)
Air Products and Chemicals, Inc.	36,700	2,346
Alcoa, Inc.	114,300	3,699
The Dow Chemical Co.	76,800	2,998
E. I. du Pont de Nemours and Co.	26,700	1,111
International Paper Co.	125,500	4,053
Lyondell Chemical Co.	102,800	2,329
Methanex Corp.	50,900	1,078

Total		17,614

Telecommunication Services (4.8%)
AT&T, Inc.	208,100	5,805
*Embarq Corp.	2,395	98
Sprint Nextel Corp.	257,900	5,155
Verizon Communications, Inc.	139,000	4,655

Total		15,713

Capital Guardian Domestic Equity Portfolio

Capital Guardian Domestic Equity Portfolio

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (4.4%)
*CMS Energy Corp.	236,500	3,060
Duke Energy Corp.	67,800	1,991
Equitable Resources, Inc.	37,500	1,256
Exelon Corp.	58,300	3,314
MDU Resources Group, Inc.	29,400	1,076
NiSource, Inc.	112,300	2,453
Pinnacle West Capital Corp.	31,600	1,261

Total		14,411

Total Common Stocks (Cost: $287,739)		314,663

Money Market Investments (2.9%)

Federal Government & Agencies (2.9%)
Federal Home Loan Bank Discount Note, 4.871%, 7/3/06	3,700,000	3,699
Federal Home Loan Discount Note, 5.16%, 7/18/06	5,700,000	5,686

Total Money Market Investments (Cost: $9,385)		9,385

Total Investments (99.6%) (Cost $297,124)(a)		324,048

Other Assets, Less Liabilities (0.4%)		1,448

Net Assets (100.0%)		325,496

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $297,124 and the net unrealized appreciation of investments based on that cost was $26,924 which is comprised of $35,949 aggregate gross unrealized appreciation and $9,025 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Capital Guardian Domestic Equity Portfolio

T. Rowe Price Equity Income Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,050.70	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.0%)
CBS Corp. — Class B	40,850	1,105
*Comcast Corp. — Class A	43,100	1,411
Dow Jones & Co., Inc.	32,600	1,141
Eastman Kodak Co.	48,800	1,160
*Echostar Communications Corp.	17,500	539
Ford Motor Co.	32,300	224
Fortune Brands, Inc.	12,600	895
Genuine Parts Co.	19,900	829
H&R Block, Inc.	30,500	728
The Home Depot, Inc.	21,600	773
Mattel, Inc.	77,100	1,273
The McClatchy Co. — Class A	5,732	230
The New York Times Co. — Class A	61,400	1,507
Newell Rubbermaid, Inc.	54,700	1,413
RadioShack Corp.	27,400	384
SONY CORP.	23,500	1,035
Time Warner, Inc.	110,200	1,906
Tribune Co.	64,400	2,088
*Viacom, Inc. — Class B	28,150	1,009
The Walt Disney Co.	45,700	1,371

Total		21,021

Consumer Staples (9.2%)
Anheuser-Busch Companies, Inc.	38,600	1,760
Avon Products, Inc.	39,200	1,215
Campbell Soup Co.	36,400	1,351
The Coca-Cola Co.	39,200	1,686
Colgate-Palmolive Co.	32,400	1,941
General Mills, Inc.	26,400	1,364
Kimberly-Clark Corp.	16,400	1,012
McCormick & Co., Inc.	19,400	651
Sara Lee Corp.	14,700	235
Sysco Corp.	13,100	400
UST, Inc.	15,400	696
Wal-Mart Stores, Inc.	35,000	1,686

Total		13,997

Energy (9.6%)
Anadarko Petroleum Corp.	24,700	1,178
BP PLC, ADR	20,600	1,434
Chevron Corp.	44,900	2,787
Exxon Mobil Corp.	45,000	2,761
Hess Corp.	35,600	1,881
Murphy Oil Corp.	19,600	1,095
Royal Dutch Shell PLC, ADR A	34,300	2,297
Schlumberger, Ltd.	17,600	1,146

Total		14,579

Financials (18.1%)
American International Group, Inc.	30,600	1,807
Bank of America Corp.	24,700	1,188
Bank of Ireland, ADR	6,500	467
The Charles Schwab Corp.	87,500	1,398
The Chubb Corp.	15,000	749

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Citigroup, Inc.	15,500	748
Fannie Mae	13,800	664
Fifth Third Bancorp	44,400	1,641
JPMorgan Chase & Co.	88,688	3,725
Lincoln National Corp.	24,276	1,370
Marsh & McLennan Companies, Inc.	79,500	2,138
Mellon Financial Corp.	47,900	1,649
Mercantile Bankshares Corp.	13,500	482
Morgan Stanley	35,300	2,231
National City Corp.	16,600	601
Northern Trust Corp.	7,600	420
Simon Property Group, Inc.	7,200	597
The St. Paul Travelers Companies, Inc.	28,227	1,258
State Street Corp.	23,900	1,388
SunTrust Banks, Inc.	15,500	1,182
UnumProvident Corp.	49,400	896
Wells Fargo & Co.	9,300	624

Total		27,223

Health Care (9.3%)
Abbott Laboratories	28,100	1,225
Baxter International, Inc.	24,200	890
*Boston Scientific Corp.	32,300	544
Bristol-Myers Squibb Co.	41,100	1,063
Eli Lilly and Co.	33,600	1,856
Johnson & Johnson	26,400	1,582
*MedImmune, Inc.	23,800	645
Merck & Co., Inc.	62,000	2,258
Pfizer, Inc.	75,100	1,763
Schering-Plough Corp.	35,300	672
Wyeth	35,300	1,568

Total		14,066

Industrials (12.3%)
Avery Dennison Corp.	20,700	1,202
Cooper Industries, Ltd. — Class A	11,600	1,078
Deere & Co.	12,700	1,060
Eaton Corp.	8,200	618
General Electric Co.	128,700	4,241
Honeywell International, Inc.	51,900	2,092
Lockheed Martin Corp.	13,500	968
Norfolk Southern Corp.	15,700	836
Pall Corp.	31,700	888
Raytheon Co.	27,800	1,239
Tyco International, Ltd.	32,100	883
Union Pacific Corp.	24,400	2,268
Waste Management, Inc.	37,000	1,328

Total		18,701

Information Technology (6.8%)
Analog Devices, Inc.	25,900	832
*Cisco Systems, Inc.	55,700	1,088
*Dell, Inc.	41,100	1,003
Intel Corp.	39,900	756

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
International Business Machines Corp.	22,500	1,728
*Lucent Technologies, Inc.	145,500	352
Microsoft Corp.	104,500	2,436
Motorola, Inc.	43,000	866
Nokia OYJ, ADR	63,600	1,289

Total		10,350

Materials (5.3%)
Alcoa, Inc.	30,900	1,000
Chemtura Corp.	30,599	286
E. I. du Pont de Nemours and Co.	35,800	1,489
*Hercules, Inc.	18,200	278
International Flavors & Fragrances, Inc.	31,800	1,121
International Paper Co.	71,100	2,296
MeadWestvaco Corp.	24,200	676
Vulcan Materials Co.	12,100	944

Total		8,090

Telecommunication Services (5.9%)
ALLTEL Corp.	23,700	1,513
AT&T, Inc.	86,235	2,406
*Qwest Communications International, Inc.	215,500	1,743
Sprint Nextel Corp.	62,100	1,241
Telus Corp.	15,900	642
Verizon Communications, Inc.	42,700	1,430

Total		8,975

Utilities (5.1%)
Duke Energy Corp.	50,600	1,487
Entergy Corp.	17,700	1,252
FirstEnergy Corp.	16,900	916
NiSource, Inc.	66,500	1,452
Pinnacle West Capital Corp.	12,300	491
Progress Energy, Inc.	24,200	1,037
TECO Energy, Inc.	17,600	263
Xcel Energy, Inc.	45,300	869

Total		7,767

Total Common Stocks (Cost: $129,775)		144,769

Convertible Corporate Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, Inc., 8.00%, 8/1/31	165,000	165

Total Convertible Corporate Bonds (Cost: $158)		165

Preferred Stocks (0.0%)

Financials (0.0%)
Unumprovident Corp.	2,600	74

Total Preferred Stocks (Cost: $65)		74

Money Market Investments (5.1%)

Other Holdings (5.1%)
Reserve Investment Fund	7,658,356	7,658

Total Money Market Investments (Cost: $7,658)		7,658

Total Investments (100.8%) (Cost $137,656)(a)		152,666

Other Assets, Less Liabilities (-0.8%)		(1,213)

Net Assets (100.0%)		151,453

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $137,656 and the net unrealized appreciation of investments based on that cost was $15,010 which is comprised of $19,438 aggregate gross unrealized appreciation and $4,428 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

T. Rowe Price Equity Income Portfolio

Index 500 Stock Portfolio

Sector Allocation is based on equities.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,026.40	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.0%)
*Amazon.com, Inc.	50,100	1,938
*Apollo Group, Inc. — Class A	22,700	1,173
*AutoNation, Inc.	24,029	515
*AutoZone, Inc.	8,625	761
*Bed Bath & Beyond, Inc.	45,700	1,516
Best Buy Co., Inc.	65,175	3,574
*Big Lots, Inc.	18,400	314
The Black & Decker Corp.	12,300	1,039
Brunswick Corp.	15,300	509
Carnival Corp.	70,309	2,935
CBS Corp. — Class B	125,024	3,382
Centex Corp.	19,600	986
Circuit City Stores, Inc.	24,400	664
Clear Channel Communications, Inc.	81,450	2,521
*Coach, Inc.	62,300	1,863
*Comcast Corp. — Class A	341,970	11,196
Cooper Tire & Rubber Co.	9,900	110
D.R. Horton, Inc.	44,000	1,048
Darden Restaurants, Inc.	20,850	821
Dillard’s, Inc. — Class A	9,964	317
Dollar General Corp.	50,448	705
Dow Jones & Co., Inc.	9,520	333
The E.W. Scripps Co. — Class A	13,800	595
Eastman Kodak Co.	46,483	1,105
Family Dollar Stores, Inc.	25,100	613
Federated Department Stores, Inc.	89,546	3,277
Ford Motor Co.	303,694	2,105
Fortune Brands, Inc.	23,767	1,688
Gannett Co., Inc.	38,450	2,151
The Gap, Inc.	89,075	1,550
General Motors Corp.	91,527	2,727
Genuine Parts Co.	28,000	1,166
*The Goodyear Tire & Rubber Co.	28,600	317
H&R Block, Inc.	53,200	1,269
Harley-Davidson, Inc.	43,500	2,388
Harman International Industries, Inc.	10,800	922
Harrah’s Entertainment, Inc.	29,950	2,132
Hasbro, Inc.	27,825	504
Hilton Hotels Corp.	53,550	1,514
The Home Depot, Inc.	334,594	11,974
International Game Technology	54,900	2,083
*The Interpublic Group of Companies, Inc.	70,600	590
J.C. Penney Co., Inc.	38,050	2,569
Johnson Controls, Inc.	31,600	2,598
Jones Apparel Group, Inc.	18,200	579
KB HOME	12,200	559
*Kohl’s Corp.	55,067	3,256
Leggett & Platt, Inc.	29,433	735
Lennar Corp. — Class A	22,600	1,003
Limited Brands, Inc.	55,487	1,420
Liz Claiborne, Inc.	16,900	626
Lowe’s Companies, Inc.	125,550	7,617
Marriott International, Inc. — Class A	52,900	2,017

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Mattel, Inc.	63,088	1,042
The McClatchy Co. — Class A	5,553	223
McDonald’s Corp.	201,678	6,776
The McGraw-Hill Companies, Inc.	57,920	2,909
Meredith Corp.	6,800	337
The New York Times Co. — Class A	23,370	574
Newell Rubbermaid, Inc.	44,792	1,157
News Corp. — Class A	382,900	7,344
NIKE, Inc. — Class B	30,600	2,479
Nordstrom, Inc.	34,834	1,271
*Office Depot, Inc.	46,557	1,769
OfficeMax, Inc.	11,500	469
Omnicom Group, Inc.	27,600	2,459
Pulte Homes, Inc.	34,500	993
RadioShack Corp.	21,900	307
*Sears Holdings Corp.	15,680	2,428
The Sherwin-Williams Co.	18,013	855
Snap-on, Inc.	9,417	381
The Stanley Works	11,450	541
Staples, Inc.	117,850	2,866
*Starbucks Corp.	124,200	4,690
Starwood Hotels & Resorts Worldwide, Inc.	35,200	2,124
Target Corp.	139,757	6,830
Tiffany & Co.	22,767	752
Time Warner, Inc.	693,100	11,990
The TJX Companies, Inc.	74,000	1,692
Tribune Co.	42,236	1,370
*Univision Communications, Inc. — Class A	36,100	1,209
VF Corp.	14,257	968
*Viacom, Inc. — Class B	116,724	4,183
The Walt Disney Co.	355,257	10,658
Wendy’s International, Inc.	18,850	1,099
Whirlpool Corp.	12,644	1,045
Yum! Brands, Inc.	43,980	2,211

Total		189,870

Consumer Staples (9.5%)
Alberto-Culver Co.	12,350	602
Altria Group, Inc.	338,022	24,821
Anheuser-Busch Companies, Inc.	125,049	5,701
Archer-Daniels-Midland Co.	105,903	4,372
Avon Products, Inc.	72,900	2,260
Brown-Forman Corp. — Class B	13,418	959
Campbell Soup Co.	30,022	1,114
The Clorox Co.	24,450	1,491
The Coca-Cola Co.	331,775	14,273
Coca-Cola Enterprises, Inc.	49,100	1,000
Colgate-Palmolive Co.	83,322	4,991
ConAgra Foods, Inc.	84,067	1,859
*Constellation Brands, Inc. — Class A	32,200	805
Costco Wholesale Corp.	76,264	4,357

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
CVS Corp.	132,434	4,066
*Dean Foods Co.	22,000	818
The Estee Lauder Companies, Inc. — Class A	19,200	742
General Mills, Inc.	57,567	2,974
H.J. Heinz Co.	54,217	2,235
The Hershey Co.	28,700	1,581
Kellogg Co.	39,457	1,911
Kimberly-Clark Corp.	74,456	4,594
The Kroger Co.	117,105	2,560
McCormick & Co., Inc.	21,400	718
Molson Coors Brewing Co.	9,300	631
The Pepsi Bottling Group, Inc.	21,700	698
PepsiCo, Inc.	267,530	16,063
The Procter & Gamble Co.	531,164	29,532
Reynolds American, Inc.	13,900	1,603
Safeway, Inc.	72,900	1,895
Sara Lee Corp.	123,035	1,971
SUPERVALU, Inc.	33,070	1,015
Sysco Corp.	100,125	3,060
Tyson Foods, Inc. — Class A	40,800	606
UST, Inc.	26,167	1,182
Wal-Mart Stores, Inc.	404,700	19,494
Walgreen Co.	163,546	7,333
Whole Foods Market, Inc.	22,700	1,467
Wm. Wrigley Jr. Co.	35,958	1,631

Total		178,985

Energy (9.9%)
Anadarko Petroleum Corp.	74,224	3,540
Apache Corp.	53,446	3,648
Baker Hughes, Inc.	55,130	4,512
BJ Services Co.	52,000	1,938
Chesapeake Energy Corp.	62,700	1,897
Chevron Corp.	358,814	22,267
ConocoPhillips	267,138	17,505
Devon Energy Corp.	71,200	4,301
El Paso Corp.	112,571	1,689
EOG Resources, Inc.	39,220	2,720
Exxon Mobil Corp.	979,356	60,082
Halliburton Co.	83,569	6,202
Hess Corp.	39,000	2,061
Kerr-McGee Corp.	36,772	2,550
Kinder Morgan, Inc.	16,867	1,685
Marathon Oil Corp.	58,633	4,884
Murphy Oil Corp.	26,900	1,503
*Nabors Industries, Ltd.	50,200	1,696
*National-Oilwell Varco, Inc.	28,300	1,792
Noble Corp.	22,250	1,656
Occidental Petroleum Corp.	69,320	7,109
Rowan Companies, Inc.	17,850	635
Schlumberger, Ltd.	190,934	12,432
Sunoco, Inc.	21,500	1,490
*Transocean, Inc.	52,551	4,221
Valero Energy Corp.	99,600	6,625
*Weatherford International, Ltd.	56,400	2,799
The Williams Companies, Inc.	96,300	2,250

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
XTO Energy, Inc.	58,899	2,607

Total		188,296

Financials (21.0%)
ACE, Ltd.	52,600	2,661
AFLAC, Inc.	80,750	3,743
The Allstate Corp.	102,828	5,628
Ambac Financial Group, Inc.	17,100	1,387
American Express Co.	199,675	10,627
American International Group, Inc.	420,430	24,826
Ameriprise Financial, Inc.	39,555	1,767
AmSouth Bancorporation	56,055	1,483
Aon Corp.	51,600	1,797
Apartment Investment & Management Co. — Class A	15,700	682
Archstone-Smith Trust	34,600	1,760
Bank of America Corp.	738,667	35,529
The Bank of New York Co., Inc.	124,953	4,023
BB&T Corp.	89,000	3,702
The Bear Stearns Companies, Inc.	19,495	2,731
Boston Properties, Inc.	14,800	1,338
Capital One Financial Corp.	49,100	4,196
The Charles Schwab Corp.	167,039	2,669
The Chubb Corp.	67,200	3,353
Cincinnati Financial Corp.	28,075	1,320
CIT Group, Inc.	32,300	1,689
Citigroup, Inc.	804,648	38,815
Comerica, Inc.	26,250	1,365
Commerce Bancorp, Inc.	29,800	1,063
Compass Bancshares, Inc.	20,900	1,162
Countrywide Financial Corp.	98,400	3,747
*E*TRADE Financial Corp.	69,000	1,575
Equity Office Properties Trust	59,300	2,165
Equity Residential	47,100	2,107
Fannie Mae	156,648	7,535
Federated Investors, Inc. — Class B	13,600	428
Fifth Third Bancorp	90,034	3,327
First Horizon National Corp.	19,900	800
Franklin Resources, Inc.	24,850	2,157
Freddie Mac	111,886	6,379
Genworth Financial, Inc.	59,100	2,059
Golden West Financial Corp.	41,500	3,079
The Goldman Sachs Group, Inc.	69,900	10,515
The Hartford Financial Services Group, Inc.	49,050	4,150
Huntington Bancshares, Inc.	39,742	937
Janus Capital Group, Inc.	34,229	613
JPMorgan Chase & Co.	562,397	23,621
KeyCorp	65,375	2,333
Kimco Realty Corp.	34,300	1,252
Legg Mason, Inc.	21,400	2,130
Lehman Brothers Holdings, Inc.	86,644	5,645
Lincoln National Corp.	46,430	2,621
Loews Corp.	65,701	2,329
M&T Bank Corp.	12,800	1,509
Marsh & McLennan Companies, Inc.	88,980	2,393
Marshall & Ilsley Corp.	36,500	1,670

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
MBIA, Inc.	21,850	1,279
Mellon Financial Corp.	66,968	2,306
Merrill Lynch & Co., Inc.	149,600	10,406
MetLife, Inc.	122,836	6,290
MGIC Investment Corp.	14,200	923
Moody’s Corp.	39,550	2,154
Morgan Stanley	173,413	10,961
National City Corp.	87,797	3,177
North Fork Bancorporation, Inc.	75,250	2,270
Northern Trust Corp.	30,050	1,662
Plum Creek Timber Co., Inc.	29,800	1,058
PNC Financial Services Group, Inc.	47,867	3,359
Principal Financial Group, Inc.	44,800	2,493
The Progressive Corp.	126,700	3,257
ProLogis	39,700	2,069
Prudential Financial, Inc.	79,600	6,185
Public Storage, Inc.	13,400	1,017
Regions Financial Corp.	73,830	2,445
SAFECO Corp.	19,250	1,085
Simon Property Group, Inc.	29,700	2,463
SLM Corp.	66,542	3,521
Sovereign Bancorp, Inc.	60,880	1,236
The St. Paul Travelers Companies, Inc.	112,710	5,025
State Street Corp.	53,800	3,125
SunTrust Banks, Inc.	58,833	4,487
Synovus Financial Corp.	52,250	1,399
T. Rowe Price Group, Inc.	43,000	1,626
Torchmark Corp.	16,250	987
U.S. Bancorp	288,121	8,897
UnumProvident Corp.	48,431	878
Vornado Realty Trust	19,300	1,883
Wachovia Corp.	260,357	14,080
Washington Mutual, Inc.	155,554	7,090
Wells Fargo & Co.	271,980	18,244
XL Capital, Ltd. — Class A	29,200	1,790
Zions Bancorporation	17,200	1,341

Total		398,860

Health Care (12.1%)
Abbott Laboratories	247,050	10,774
Aetna, Inc.	91,808	3,666
Allergan, Inc.	24,667	2,646
AmerisourceBergen Corp.	34,000	1,425
*Amgen, Inc.	190,917	12,454
Applera Corp. — Applied Biosystems Group	29,933	968
*Barr Pharmaceuticals, Inc.	17,200	820
Bausch & Lomb, Inc.	8,700	427
Baxter International, Inc.	106,000	3,897
Becton, Dickinson and Co.	40,050	2,448
*Biogen Idec, Inc.	55,690	2,580
Biomet, Inc.	39,845	1,247
*Boston Scientific Corp.	196,722	3,313
Bristol-Myers Squibb Co.	318,308	8,231
C. R. Bard, Inc.	16,800	1,231
Cardinal Health, Inc.	67,625	4,350
Caremark Rx, Inc.	71,600	3,571

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
CIGNA Corp.	19,429	1,914
*Coventry Health Care, Inc.	26,000	1,428
Eli Lilly and Co.	182,906	10,109
*Express Scripts, Inc.	23,800	1,707
*Fisher Scientific International, Inc.	20,100	1,468
*Forest Laboratories, Inc.	52,766	2,042
*Genzyme Corp.	42,100	2,570
*Gilead Sciences, Inc.	73,700	4,360
HCA, Inc.	66,011	2,848
Health Management Associates, Inc. — Class A	39,000	769
*Hospira, Inc.	25,265	1,085
*Humana, Inc.	26,700	1,434
IMS Health, Inc.	32,367	869
Johnson & Johnson	479,337	28,723
*King Pharmaceuticals, Inc.	39,166	666
*Laboratory Corp. of America Holdings	20,200	1,257
Manor Care, Inc.	12,800	601
McKesson Corp.	49,205	2,326
*Medco Health Solutions, Inc.	48,872	2,799
*MedImmune, Inc.	40,300	1,092
Medtronic, Inc.	195,400	9,168
Merck & Co., Inc.	353,320	12,871
*Millipore Corp.	8,600	542
Mylan Laboratories, Inc.	34,000	680
*Patterson Companies, Inc.	22,400	782
PerkinElmer, Inc.	20,500	428
Pfizer, Inc.	1,186,034	27,837
Quest Diagnostics, Inc.	26,300	1,576
Schering-Plough Corp.	239,750	4,562
*St. Jude Medical, Inc.	58,400	1,893
Stryker Corp.	47,300	1,992
*Tenet Healthcare Corp.	76,150	532
*Thermo Electron Corp.	26,500	960
UnitedHealth Group, Inc.	218,044	9,764
*Waters Corp.	16,800	746
*Watson Pharmaceuticals, Inc.	16,500	384
*WellPoint, Inc.	103,200	7,510
Wyeth	217,829	9,674
*Zimmer Holdings, Inc.	40,137	2,277

Total		228,293

Industrials (11.5%)
3M Co.	122,076	9,860
*Allied Waste Industries, Inc.	39,150	445
American Power Conversion Corp.	27,450	535
American Standard Companies, Inc.	28,600	1,238
Avery Dennison Corp.	17,750	1,031
The Boeing Co.	129,376	10,597
Burlington Northern Santa Fe Corp.	58,985	4,675
Caterpillar, Inc.	108,376	8,072
Cendant Corp.	161,933	2,638
Cintas Corp.	22,333	888
Cooper Industries, Ltd. — Class A	15,000	1,394
CSX Corp.	35,850	2,525
Cummins, Inc.	7,500	917
Danaher Corp.	38,200	2,457

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Deere & Co.	37,960	3,169
Dover Corp.	32,967	1,630
Eaton Corp.	24,300	1,832
Emerson Electric Co.	66,450	5,569
Equifax, Inc.	20,800	714
FedEx Corp.	49,420	5,775
Fluor Corp.	14,200	1,320
General Dynamics Corp.	65,300	4,275
General Electric Co.	1,683,206	55,478
Goodrich Corp.	20,100	810
Honeywell International, Inc.	134,050	5,402
Illinois Tool Works, Inc.	67,000	3,183
Ingersoll-Rand Co., Ltd. — Class A	53,260	2,278
ITT, Inc.	29,900	1,480
L-3 Communications Holdings, Inc.	19,700	1,486
Lockheed Martin Corp.	57,308	4,111
Masco Corp.	64,300	1,906
*Monster Worldwide, Inc.	20,767	886
*Navistar International Corp.	9,950	245
Norfolk Southern Corp.	67,157	3,574
Northrop Grumman Corp.	55,620	3,563
PACCAR, Inc.	27,007	2,225
Pall Corp.	20,150	564
Parker Hannifin Corp.	19,475	1,511
Pitney Bowes, Inc.	35,937	1,484
R. R. Donnelley & Sons Co.	34,934	1,116
Raytheon Co.	72,200	3,218
Robert Half International, Inc.	27,840	1,169
Rockwell Automation, Inc.	28,750	2,070
Rockwell Collins, Inc.	27,650	1,545
Ryder System, Inc.	9,900	578
Southwest Airlines Co.	114,367	1,872
Textron, Inc.	21,050	1,940
Tyco International, Ltd.	329,708	9,067
Union Pacific Corp.	43,560	4,049
United Parcel Service, Inc. — Class B	175,600	14,457
United Technologies Corp.	163,634	10,378
W.W. Grainger, Inc.	12,400	933
Waste Management, Inc.	88,285	3,168

Total		217,302

Information Technology (14.6%)
*ADC Telecommunications, Inc.	18,864	318
Adobe Systems, Inc.	96,950	2,943
*Advanced Micro Devices, Inc.	78,400	1,915
*Affiliated Computer Services, Inc. — Class A	19,200	991
*Agilent Technologies, Inc.	68,937	2,176
*Altera Corp.	58,111	1,020
Analog Devices, Inc.	58,457	1,879
*Andrew Corp.	25,737	228
*Apple Computer, Inc.	137,700	7,865
Applied Materials, Inc.	253,100	4,120
*Autodesk, Inc.	37,468	1,291
Automatic Data Processing, Inc.	93,250	4,229
*Avaya, Inc.	66,516	760
*BMC Software, Inc.	34,460	824

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Broadcom Corp. — Class A	74,100	2,227
CA, Inc.	73,892	1,518
*Ciena Corp.	95,100	457
*Cisco Systems, Inc.	988,100	19,298
*Citrix Systems, Inc.	29,520	1,185
*Computer Sciences Corp.	30,450	1,475
*Compuware Corp.	61,057	409
*Comverse Technology, Inc.	32,600	645
*Convergys Corp.	22,650	442
*Corning, Inc.	252,100	6,098
*Dell, Inc.	367,733	8,976
*eBay, Inc.	187,200	5,483
*Electronic Arts, Inc.	49,600	2,135
Electronic Data Systems Corp.	83,967	2,020
*EMC Corp.	382,774	4,199
First Data Corp.	123,932	5,582
*Fiserv, Inc.	28,425	1,289
*Freescale Semiconductor, Inc. — Class B	65,723	1,932
*Gateway, Inc.	42,650	81
*Google, Inc. — Class A	33,400	14,006
Hewlett-Packard Co.	451,526	14,304
Intel Corp.	941,563	17,843
International Business Machines Corp.	250,939	19,277
*Intuit, Inc.	27,700	1,673
Jabil Circuit, Inc.	28,867	739
*JDS Uniphase Corp.	272,700	690
*Juniper Networks, Inc.	91,600	1,465
KLA-Tencor Corp.	32,200	1,339
*Lexmark International, Inc. — Class A	17,000	949
Linear Technology Corp.	49,150	1,646
*LSI Logic Corp.	64,200	575
*Lucent Technologies, Inc.	725,136	1,755
Maxim Integrated Products, Inc.	51,900	1,667
*Micron Technology, Inc.	117,350	1,767
Microsoft Corp.	1,420,100	33,087
Molex, Inc.	22,950	770
Motorola, Inc.	399,777	8,056
National Semiconductor Corp.	54,686	1,304
*NCR Corp.	29,500	1,081
*Network Appliance, Inc.	60,600	2,139
*Novell, Inc.	54,900	364
*Novellus Systems, Inc.	20,600	509
*NVIDIA Corp.	57,100	1,216
*Oracle Corp.	630,325	9,133
*Parametric Technology Corp.	17,912	228
Paychex, Inc.	54,135	2,110
*PMC-Sierra, Inc.	33,400	314
*QLogic Corp.	26,000	448
QUALCOMM, Inc.	271,334	10,872
Sabre Holdings Corp. — Class A	21,467	472
*SanDisk Corp.	31,600	1,611
*Sanmina-SCI Corp.	86,200	397
*Solectron Corp.	147,500	504
*Sun Microsystems, Inc.	566,197	2,350
*Symantec Corp.	167,554	2,604
Symbol Technologies, Inc.	41,050	443

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Tektronix, Inc.	13,560	399
*Tellabs, Inc.	72,492	965
*Teradyne, Inc.	31,950	445
Texas Instruments, Inc.	252,200	7,639
*Unisys Corp.	55,550	349
*VeriSign, Inc.	39,700	920
*Xerox Corp.	148,600	2,067
Xilinx, Inc.	55,600	1,259
*Yahoo!, Inc.	203,000	6,699

Total		276,459

Materials (3.0%)
Air Products and Chemicals, Inc.	36,267	2,318
Alcoa, Inc.	140,807	4,557
Allegheny Technologies, Inc.	14,117	977
Ashland, Inc.	11,500	767
Ball Corp.	16,932	627
Bemis Co., Inc.	17,000	521
The Dow Chemical Co.	155,709	6,077
E. I. du Pont de Nemours and Co.	149,128	6,203
Eastman Chemical Co.	13,225	714
Ecolab, Inc.	29,500	1,197
Freeport-McMoRan Copper & Gold, Inc. — Class B	30,481	1,689
*Hercules, Inc.	18,400	281
International Flavors & Fragrances, Inc.	12,800	451
International Paper Co.	79,766	2,576
Louisiana-Pacific Corp.	17,100	374
MeadWestvaco Corp.	29,279	818
Monsanto Co.	43,753	3,684
Newmont Mining Corp.	72,680	3,847
Nucor Corp.	50,432	2,736
*Pactiv Corp.	22,800	564
Phelps Dodge Corp.	32,948	2,707
PPG Industries, Inc.	26,767	1,767
Praxair, Inc.	52,300	2,824
Rohm and Haas Co.	23,480	1,177
Sealed Air Corp.	13,221	689
Sigma-Aldrich Corp.	10,800	785
Temple-Inland, Inc.	17,900	767
United States Steel Corp.	20,250	1,420
Vulcan Materials Co.	16,300	1,271
Weyerhaeuser Co.	39,880	2,483

Total		56,868

Telecommunication Services (3.3%)
ALLTEL Corp.	62,957	4,019
AT&T, Inc.	629,349	17,554
BellSouth Corp.	292,765	10,598
CenturyTel, Inc.	18,800	698
Citizens Communications Co.	52,600	686
*Embarq Corp.	24,130	989
*Qwest Communications International, Inc.	253,335	2,049
Sprint Nextel Corp.	482,202	9,639
Verizon Communications, Inc.	472,242	15,815

Total		62,047

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.3%)
*The AES Corp.	106,600	1,967
*Allegheny Energy, Inc.	26,400	979
Ameren Corp.	33,267	1,680
American Electric Power Co., Inc.	63,740	2,183
CenterPoint Energy, Inc.	50,362	630
*CMS Energy Corp.	35,800	463
Consolidated Edison, Inc.	39,750	1,766
Constellation Energy Group	29,000	1,581
Dominion Resources, Inc.	56,295	4,210
DTE Energy Co.	28,750	1,171
Duke Energy Corp.	199,873	5,870
*Dynegy, Inc. — Class A	59,700	327
Edison International	52,720	2,056
Entergy Corp.	33,609	2,378
Exelon Corp.	108,224	6,149
FirstEnergy Corp.	53,365	2,893
FPL Group, Inc.	65,414	2,707
KeySpan Corp.	28,300	1,143
Nicor, Inc.	7,150	297
NiSource, Inc.	44,173	965
Peoples Energy Corp.	6,200	223
PG&E Corp.	56,225	2,209
Pinnacle West Capital Corp.	16,100	643
PPL Corp.	61,568	1,989
Progress Energy, Inc.	40,992	1,757
Public Service Enterprise Group, Inc.	40,736	2,693
Sempra Energy	41,902	1,906
The Southern Co.	120,100	3,849
TECO Energy, Inc.	33,800	505
TXU Corp.	74,830	4,474
Xcel Energy, Inc.	65,620	1,259

Total		62,922

Total Common Stocks (Cost: $1,391,153)		1,859,902

Money Market Investments (1.7%)

Autos (0.5%)
(b)New Center Asset Trust, 5.27%, 7/31/06	10,000,000	9,956

Total		9,956

Federal Government and Agencies (0.1%)
(b)Federal Home Loan 5.145%, 9/26/06	2,200,000	2,173

Total		2,173

Finance Lessors (0.4%)
(b)Ranger Funding Co. LLC, 5.27%, 7/3/06	6,700,000	6,698

Total		6,698

National Commercial Banks (0.1%)
(b)Rabobank USA, 5.25%, 7/3/06	2,800,000	2,799

Total		2,799

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Money Market Investments (1.7%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (0.6%)
(b)Morgan Stanley Dean Witter, 5.27%, 7/7/06	10,000,000	9,991

Total		9,991

Total Money Market Investments (Cost: $31,617)		31,617

Total Investments (99.9%) (Cost $1,422,770)(a)		1,891,519

Other Assets, Less Liabilities (0.1%)		1,827

Net Assets (100.0%)		1,893,346

*	Non-Income Producing

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,422,770 and the net unrealized appreciation of investments based on that cost was $468,749 which is comprised of $614,038 aggregate gross unrealized appreciation and $145,289 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	98	9/06	$783
(Total Notional Value at June 30, 2006, $30,562)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Asset Allocation Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,014.50	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96
*	Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Domestic Common Stocks and Warrants (38.4%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (28.7%)

Consumer Discretionary (4.6%)
*Comcast Corp. — Class A	11,300	370
Federated Department Stores, Inc.	20,900	765
Fortune Brands, Inc.	14,200	1,008
Hilton Hotels Corp.	21,000	594
J.C. Penney Co., Inc.	15,700	1,060
Johnson Controls, Inc.	9,600	789
*Kohl’s Corp.	12,400	733
The McGraw-Hill Companies, Inc.	14,500	728
*MGM Mirage	13,300	543
News Corp. — Class A	45,200	867
NIKE, Inc. — Class B	6,300	510
Omnicom Group, Inc.	9,000	802
Staples, Inc.	29,650	721
Starwood Hotels & Resorts Worldwide, Inc.	13,100	790
Target Corp.	18,500	904
The Walt Disney Co.	21,500	645

Total		11,829

Consumer Staples (2.3%)
Altria Group, Inc.	19,500	1,431
CVS Corp.	29,600	909
PepsiCo, Inc.	21,800	1,309
The Procter & Gamble Co.	15,300	851
Wal-Mart Stores, Inc.	16,400	790
Walgreen Co.	14,600	655

Total		5,945

Energy (2.8%)
Baker Hughes, Inc.	11,200	917
ConocoPhillips	20,300	1,330
EOG Resources, Inc.	7,200	499
Exxon Mobil Corp.	34,100	2,091
Kinder Morgan, Inc.	6,200	619
*Transocean, Inc.	9,500	763
Valero Energy Corp.	15,200	1,011

Total		7,230

Financials (4.7%)
American Express Co.	9,200	490
American International Group, Inc.	16,000	945
Capital One Financial Corp.	9,300	795
The Chubb Corp.	18,200	908
Citigroup, Inc.	16,900	815
Genworth Financial, Inc.	24,100	840
The Goldman Sachs Group, Inc.	5,000	752
Host Hotels & Resorts, Inc.	27,619	604
JPMorgan Chase & Co.	19,500	819
Legg Mason, Inc.	5,000	498

Large Cap Common Stocks (28.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lehman Brothers Holdings, Inc.	8,700	567
Prudential Financial, Inc.	12,100	940
SLM Corp.	14,200	751
The St. Paul Travelers Companies, Inc.	16,500	736
Wachovia Corp.	15,300	827
Wells Fargo & Co.	12,400	832

Total		12,119

Health Care (4.3%)
Abbott Laboratories	17,600	768
Aetna, Inc.	16,700	667
*Amgen, Inc.	15,600	1,017
Baxter International, Inc.	9,900	364
*Boston Scientific Corp.	27,900	470
Caremark Rx, Inc.	8,400	419
Eli Lilly and Co.	9,200	508
*Fisher Scientific International, Inc.	9,400	687
*Genentech, Inc.	9,500	777
*Gilead Sciences, Inc.	13,300	787
Johnson & Johnson	14,800	887
Medtronic, Inc.	17,700	830
Novartis AG, ADR	14,000	755
Pfizer, Inc.	6,200	146
*St. Jude Medical, Inc.	13,600	441
Teva Pharmaceutical Industries, Ltd., ADR	20,800	657
UnitedHealth Group, Inc.	9,100	407
*Zimmer Holdings, Inc.	10,500	596

Total		11,183

Industrials (3.4%)
Burlington Northern Santa Fe Corp.	6,800	539
Caterpillar, Inc.	8,500	633
Danaher Corp.	13,800	888
Emerson Electric Co.	10,000	838
FedEx Corp.	7,300	853
General Electric Co.	67,500	2,224
Honeywell International, Inc.	19,000	766
ITT Corp.	7,000	347
Norfolk Southern Corp.	17,300	920
United Technologies Corp.	13,400	850

Total		8,858

Information Technology (4.8%)
Accenture, Ltd. — Class A	26,800	759
*Affiliated Computer Services, Inc. — Class A	10,300	532
*Amdocs, Ltd.	20,900	764
Analog Devices, Inc.	17,400	559
*Broadcom Corp. — Class A	17,700	532
*Cisco Systems, Inc.	35,900	701

Asset Allocation Portfolio

Asset Allocation Portfolio

Large Cap Common Stocks (28.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*eBay, Inc.	6,000	176
*Electronic Arts, Inc.	12,200	525
*EMC Corp.	29,100	319
First Data Corp.	14,800	667
*Google, Inc. — Class A	2,200	922
Hewlett-Packard Co.	18,400	583
Intel Corp.	22,100	419
International Business Machines Corp.	10,200	783
Maxim Integrated Products, Inc.	15,000	482
Microsoft Corp.	41,400	964
*Oracle Corp.	49,800	722
QUALCOMM, Inc.	17,900	717
Telefonaktiebolaget LM Ericsson, ADR	17,900	591
*Yahoo!, Inc.	20,766	685

Total		12,402

Materials (0.8%)
International Paper Co.	17,100	552
Monsanto Co.	6,800	573
Praxair, Inc.	16,300	881

Total		2,006

Telecommunication Services (0.5%)
AT&T, Inc.	22,200	619
Sprint Nextel Corp.	39,900	798

Total		1,417

Utilities (0.5%)
Exelon Corp.	13,500	768
Questar Corp.	4,900	394
TXU Corp.	4,400	263

Total		1,425

Total Large Cap Common Stocks		74,414

Small Cap Common Stocks (9.7%)

Consumer Discretionary (2.3%)
*Aeropostale, Inc.	3,000	87
*AnnTaylor Stores Corp.	10,625	461
*The Cheesecake Factory, Inc.	3,300	89
Choice Hotels International, Inc.	8,400	509
*Coach, Inc.	9,800	293
*Golf Galaxy, Inc.	6,900	93
*Guitar Center, Inc.	200	9
*Hibbett Sporting Goods, Inc.	7,000	167
*J. Crew Group, Inc.	91	2
Jones Apparel Group, Inc.	5,800	184
*Lamar Advertising Co. — Class A	3,700	199
*LKQ Corp.	3,400	65
Michaels Stores, Inc.	10,700	441
*Morton’s Restaurant Group, Inc.	4,500	69
*O’Reilly Automotive, Inc.	44,200	1,379
Orient-Express Hotels, Ltd. — Class A	10,700	416

Small Cap Common Stocks (9.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Payless ShoeSource, Inc.	3,000	82
PETsMART, Inc.	5,200	133
*Pinnacle Entertainment, Inc.	4,200	129
Polaris Industries, Inc.	1,000	43
Pool Corp.	4,700	205
*Scientific Games Corp.	10,300	367
Station Casinos, Inc.	6,100	415
The Talbots, Inc.	7,300	135
*Williams Scotsman International, Inc.	1,700	37

Total		6,009

Energy (0.9%)
*Cameron International Corp.	3,600	172
*Dril-Quip, Inc.	1,300	107
ENSCO International, Inc.	5,900	272
*FMC Technologies, Inc.	800	54
Frontier Oil Corp.	3,000	97
*Grant Prideco, Inc.	3,800	170
*Grey Wolf, Inc.	10,600	82
*Hydril	1,500	118
*National-Oilwell Varco, Inc.	4,900	310
*Newfield Exploration Co.	3,900	191
Range Resources Corp.	7,100	193
Smith International, Inc.	4,200	187
Tesoro Corp.	1,400	104
*TETRA Technologies, Inc.	3,000	91
Western Refining, Inc.	4,200	91
World Fuel Services Corp.	800	37

Total		2,276

Financials (0.7%)
Assured Guaranty, Ltd.	2,900	74
The Colonial BancGroup, Inc.	7,800	200
Greater Bay Bancorp	3,900	112
Greenhill & Co., Inc.	1,300	79
*Heartland Payment Systems, Inc.	2,700	75
Investors Financial Services Corp.	8,600	386
Nuveen Investments — Class A	3,200	138
optionsXpress Holdings, Inc.	3,161	74
*Portfolio Recovery Associates, Inc.	1,300	59
*SVB Financial Group	4,300	195
*Trammell Crow Co.	10,100	355

Total		1,747

Health Care (2.4%)
*Adams Respiratory Therapeutics, Inc.	2,366	106
*Caremark Rx, Inc.	14,836	740
*Centene Corp.	2,200	52
*Cytyc Corp.	7,200	183
*DaVita, Inc.	32,550	1,617
*Foxhollow Technologies, Inc.	4,000	109
*Horizon Health Corp.	6,600	138
*Intuitive Surgical, Inc.	1,100	130
*Kinetic Concepts, Inc.	6,500	287

Asset Allocation Portfolio

Asset Allocation Portfolio

Small Cap Common Stocks (9.7%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Kyphon, Inc.	8,900	341
LCA-Vision, Inc.	1,800	95
*Lincare Holdings, Inc.	19,000	719
*Nighthawk Radiology Holdings, Inc.	300	5
*Patterson Companies, Inc.	6,100	213
*Providence Service Corp.	3,000	82
*PSS World Medical, Inc.	4,200	74
*Psychiatric Solutions, Inc.	13,200	378
*Radiation Therapy Services, Inc.	7,900	213
*Symbion, Inc.	5,100	106
*Varian Medical Systems, Inc.	7,400	350
*Ventana Medical Systems, Inc.	2,000	94

Total		6,032

Industrials (1.8%)
*ACCO Brands Corp.	1,600	35
*The Advisory Board Co.	2,200	106
*Beacon Roofing Supply, Inc.	7,650	168
Brady Corp. — Class A	3,500	129
Bucyrus International, Inc. — Class A	1,200	61
C.H. Robinson Worldwide, Inc.	15,300	815
The Corporate Executive Board Co.	3,400	341
Expeditors International of Washington, Inc.	3,400	190
Forward Air Corp.	6,200	253
*Huron Consulting Group, Inc.	3,600	126
*ICT Group, Inc.	3,100	76
*IntercontinentalExchange, Inc.	1,515	88
J.B. Hunt Transport Services, Inc.	10,200	254
Knight Transportation, Inc.	26,137	528
*Marlin Business Services Corp.	5,000	113
*Marten Transport, Ltd.	5,639	123
MSC Industrial Direct Co., Inc. — Class A	7,500	357
*Nutri/System, Inc.	2,300	143
Ritchie Bros. Auctioneers, Inc.	3,900	207
Robert Half International, Inc.	12,000	504
*Stericycle, Inc.	1,900	124

Total		4,741

Information Technology (1.5%)
*Activision, Inc.	7,621	87
*Alliance Data Systems Corp.	6,800	400
*Altera Corp.	9,200	161
Amphenol Corp. — Class A	5,500	308
*ATI Technologies, Inc.	15,900	232
*Bankrate, Inc.	1,300	49
*Blackboard, Inc.	2,700	78
*Cognos, Inc.	2,500	71
*Cree, Inc.	7,700	183
*Eagle Test Systems, Inc.	2,200	31
*Essex Corp.	5,300	98
*Euronet Worldwide, Inc.	2,200	84
Harris Corp.	6,500	270

Small Cap Common Stocks (9.7%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Kenexa Corp.		1,600	51
KLA-Tencor Corp.		3,100	129
Microchip Technology, Inc.		10,700	359
*MKS Instruments, Inc.		3,600	72
*NAVTEQ Corp.		3,200	143
Paychex, Inc.		7,200	281
*RADWARE, Ltd.		4,700	60
*RF Micro Devices, Inc.		7,800	47
*RSA Security, Inc.		2,100	57
*Semtech Corp.		8,900	129
*Sonic Solutions		4,100	68
*Tessera Technologies, Inc.		3,700	102
*THQ, Inc.		1,750	38
*VeriFone Holdings, Inc.		5,300	162
*Verint Systems, Inc.		5,300	155
*Visicu, Inc.		200	4

Total			3,909

Materials (0.0%)
*VeraSun Energy Corp.		171	4

Total			4

Telecommunication Services (0.1%)
*NeuStar, Inc. — Class A		8,800	297

Total			297

Utilities (0.0%)
ITC Holdings Corp.		200	5

Total			5

Total Small Cap Common Stocks			25,020

Warrants (0.0%)

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.		298	4

Total			4

Information Technology (0.0%)
*Belluna Co. Ltd. — Warrants		307	1

Total			1

Total Warrants			5

Total Domestic Common Stocks and Warrants (Cost: $85,807)			99,439

Foreign Common Stocks (16.7%)

Basic Materials (1.2%)
Companhia Vale do Rio Doce, ADR	Brazil	10,400	250
CRH PLC	Ireland	9,765	318
*Cumerio-Strip VVPR	Belgium	75	0
*Grafton Group PLC	Ireland	24,980	315
K+S AG	Germany	4,580	370
Newcrest Mining, Ltd.	Australia	13,165	206
Nissan Chemical Industries, Ltd.	Japan	11,000	137

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Pfleiderer AG	Germany	10,320	290
Sumitomo Chemical Co., Ltd.	Japan	46,000	383
Sumitomo Titanium Corp.	Japan	1,900	301
*Syngenta AG	Switzerland	2,395	318
*Umicore-Strip VVPR	Belgium	75	0
Zinifex, Ltd.	Australia	29,015	216

Total			3,104

Conglomerates (0.2%)
Grupo Ferrovial SA	Spain	3,655	280
iShares MSCI EAFE Index Fund	United States	3,115	203
TOPIX ETF	Japan	10,200	143

Total			626

Consumer Cyclical (2.1%)
Aisin Seiki Co., Ltd.	Japan	8,900	264
*Banyan Tree Holdings, Ltd.	Singapore	63,000	37
Esprit Holdings, Ltd.	Hong Kong	40,500	331
Industria de Diseno Testil SA	Italy	10,315	436
InterContinental Hotels Group PLC	United Kingdom	21,389	374
*Kuoni Reisen Holding AG	Switzerland	565	317
Leoni AG	Germany	8,780	330
Lindex AB	Sweden	25,175	359
Point, Inc.	Japan	2,860	161
Publicis Groupe	France	10,070	389
Ryohin Keikaku Co., Ltd.	Japan	4,500	369
Shimamura Co.	Japan	2,600	285
Sol Melia SA	Spain	13,520	218
Sportingbet PLC	United Kingdom	51,730	376
*Urbi Desarollos Urbanos SA	Mexico	106,515	248
Vtech Holdings, Ltd.	Hong Kong	53,000	276
Wal-Mart de Mexico SA de CV	Mexico	133,770	366
Wolters Kluwer NV	Netherlands	13,410	317

Total			5,453

Consumer Non-Cyclical (1.0%)
Adidas AG	Germany	7,090	339
Coca-Cola Hellenic Bottling Co. SA	Greece	9,835	293
Davide Campari-Milano SPA	Italy	28,205	292
Hugo Boss AG	Germany	6,880	290
Natura Cosmeticos SA	Brazil	35,700	363
Puma AG Rudolf Dassler Sport	Germany	660	257
Reckitt Benckiser PLC	United Kingdom	9,755	364
Woolworths, Ltd.	Australia	27,665	415

Total			2,613

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.0%)
*Aker Drilling ASA	Norway	38,095	188
BG Group	United Kingdom	38,685	518
Canadian Natural Resources, Ltd.	Canada	4,975	278
*Geo ASA	Norway	18,125	122
*Petrojarl ASA	Norway	5,085	33
*Petroleum Geo-Services ASA	Norway	5,085	287
Tenaris SA, ADR	Italy	9,325	378
*TGS Nopec Geophysical Co. ASA	Norway	27,240	481
*Western Oil Sands, Inc.	Canada	9,170	253

Total			2,538

Financials (4.1%)
Admiral Group PLC	United Kingdom	34,995	402
Allianz AG	Germany	2,235	353
Allied Irish Banks PLC	Ireland	11,450	275
Anglo Irish Bank Corp. PLC	Ireland	41,346	642
Ardepro Co., Ltd.	Japan	197	315
Azimut Holding SPA	Italy	19,060	199
*Banco Espanol de Credito SA	Spain	22,060	388
BNP Paribas	France	5,021	481
The Chiba Bank, Ltd.	Japan	44,000	411
Credit Saison Co.	Japan	7,500	355
Credit Suisse Group	Switzerland	6,470	362
DNB NOR ASA	Norway	31,450	390
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	9,053	509
Fondiaria — Sai SPA	Italy	8,785	359
Hopewell Holdings, Ltd.	Hong Kong	113,000	317
Hypo Real Estate Holding AG	Germany	6,845	416
Hysan Development Co., Ltd.	Hong Kong	134,000	380
IKB Deutsche Industriebank AG	Germany	8,270	303
ING Groep NV	Netherlands	11,110	437
Kenedix, Inc.	Japan	64	278
Kookmin Bank	Korea	5,940	488
Korean Reinsurance Co.	Korea	28,450	319
Manulife Financial Corp.	Canada	11,450	364
*NETeller PLC	United Kingdom	17,785	196
*NorGani Hotels ASA	Norway	25,535	262
*Norwegian Property ASA	Norway	14,270	110
OTP Bank PLC	Hungary	1,910	54
Swiss Life Holding	Switzerland	1,845	432

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
The Toronto-Dominion Bank	Canada	5,475	278
Unicredito Italiano SPA	Italy	47,320	370

Total			10,445

Health Care (1.3%)
CSL, Ltd.	Australia	8,245	329
Egis PLC	Hungary	2,215	273
Elekta AB	Sweden	16,630	282
*Neurochem, Inc.	Canada	10,670	112
Nobel Biocare Holding AG	Switzerland	1,900	452
Roche Holding AG	Switzerland	2,035	336
Schwarz Pharma AG	Germany	4,755	426
Shire PLC, ADR	United Kingdom	6,275	278
Synthes, Inc.	Switzerland	3,130	378
Takeda Pharmaceutical Co., Ltd.	Japan	5,900	367
Tecan Group AG	Switzerland	2,875	155

Total			3,388

Industrial Goods and Services (2.7%)
ABB, Ltd.	Switzerland	10,640	137
ABB, Ltd., ADR	Switzerland	10,640	138
*Alstom	France	4,450	407
Atlas Copco AB	Sweden	14,510	403
BAE Systems PLC	United Kingdom	32,765	224
Cae, Inc.	Canada	42,415	324
Capita Group PLC	United Kingdom	37,325	319
Chiyoda Corp.	Japan	17,000	348
Daewoo Shipbuilding & Marine Engineering Co.	Korea	11,240	331
*Deutz AG	Germany	12,690	99
*Fiat SPA	Italy	18,420	245
Finmeccanica SPA	Italy	18,150	403
Kitz Corp.	Japan	29,000	220
Koninklijke BAM Groep NV	Netherlands	23,000	458
Kubota Corp.	Japan	40,000	379
Metso Corp.	Finland	9,710	352
Michael Page International PLC	United Kingdom	47,225	306
Neopost SA	France	3,880	442
OSG Corp.	Japan	18,000	303
SGS SA	Switzerland	415	394
Star Micronics Co., Ltd.	Japan	19,000	384
*Thielert AG	Germany	600	18
Tianjin Development Holdings, Ltd.	Hong Kong	134,000	83
Vinci SA	France	3,960	408

Total			7,125

Technology (1.7%)
Arrk Corp.	Japan	6,800	161
Axell Corp.	Japan	48	169

Foreign Common Stocks (16.7%)	Country	Shares/ $ Par	Value $ (000’s)

Technology continued
Cap Gemini SA	France	7,940	453
*Gresham Computing PLC	United Kingdom	38,450	71
High Tech Computer Corp.	Taiwan	13,000	357
Hoya Corp.	Japan	7,800	277
Ibiden Co., Ltd.	Japan	8,800	423
Infosys Technologies, Ltd.	India	5,806	389
*Kontron AG	Germany	32,311	373
*Option NV	Belgium	8,560	205
Solomon Systech International, Ltd.	Hong Kong	497,000	125
Sumco Corp.	Japan	7,400	422
*Tandberg Television ASA	Norway	25,470	422
Telechips, Inc.	Korea	8,959	174
*United Test and Assembly Center, Ltd.	Singapore	719,000	366

Total			4,387

Telecommunications (0.3%)
*Iliad SA	France	3,385	283
Telenor ASA	Norway	18,700	226
Vodafone Group PLC	United Kingdom	155,150	331

Total			840

Transportation (0.5%)
Canadian National Railway Co.	Canada	6,890	301
Kuehne & Nagel International AG	Switzerland	5,875	428
*PT Berlian Laju Tanker Tbk	Indonesia	1,462,000	273
TNT NV	Netherlands	9,900	354

Total			1,356

Utilities (0.6%)
Companhia de Concessoes Rodoviarias	Brazil	26,880	220
Electricite de France	France	4,975	262
Iberdrola SA	Italy	10,535	362
*Obrascon Huarte Lain Brasil SA	Brazil	6,500	74
Red Electrica de Espana	Italy	9,270	320
RWE AG	Germany	3,490	291

Total			1,529

Total Foreign Common Stocks (Cost: $34,511)			43,404

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	145,000	139
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	65,000	61
Boeing Capital Corp., 4.75%, 8/25/08	255,000	251
General Dynamics Corp., 3.00%, 5/15/08	305,000	291
General Dynamics Corp., 4.25%, 5/15/13	50,000	46
Lockheed Martin Corp., 8.50%, 12/1/29	70,000	88
Raytheon Co., 5.50%, 11/15/12	305,000	298

Total		1,174

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	155,000	154

Total		154

Banking (0.7%)
Bank of America Corp., 7.40%, 1/15/11	115,000	122
Bank of New York, 4.95%, 1/14/11	75,000	73
Bank One Corp., 5.25%, 1/30/13	235,000	227
BB&T Corp., 4.90%, 6/30/17	55,000	50
Compass Bank, 5.50%, 4/1/20	55,000	52
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	135,000	125
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	199,000	193
Residential Capital Corp., 6.00%, 2/22/11	250,000	241
Residential Capital Corp., 6.50%, 4/17/13	220,000	216
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	239
UnionBanCal Corp., 5.25%, 12/16/13	50,000	48
Wachovia Corp., 5.35%, 3/15/11	175,000	173
Zions Bancorporation, 5.50%, 11/16/15	125,000	119

Total		1,878

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	25
Bottling Group LLC, 5.50%, 4/1/16	65,000	63
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	75,000	75
Diageo Capital PLC, 4.375%, 5/3/10	45,000	43

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	138
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	156

Total		500

Cable/Media/Broadcasting/Satellite (0.6%)
CBS Corp., 5.625%, 5/1/07	1,000,000	998
Comcast Corp., 6.45%, 3/15/37	65,000	61
News America, Inc., 6.40%, 12/15/35	30,000	28
TCI Communications, Inc., 8.75%, 8/1/15	60,000	69
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	262
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	20,000	23
Viacom, Inc., 6.25%, 4/30/16 144A	30,000	29

Total		1,470

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	30,000	29

Total		29

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	143
Fortune Brands, Inc., 5.375%, 1/15/16	45,000	42
Fortune Brands, Inc., 5.875%, 1/15/36	25,000	22
The Gillette Co., 2.50%, 6/1/08	350,000	330

Total		537

Electric Utilities (1.2%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
Commonwealth Edison Co., 5.90%, 3/15/36	30,000	28
Consumer Energy Co., 4.80%, 2/17/09	310,000	300
DTE Energy Co., 7.05%, 6/1/11	380,000	394
Duke Energy Corp., 6.45%, 10/15/32	100,000	99
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	89
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	50
Florida Power Co., 4.50%, 6/1/10	178,000	170
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	234

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Indiana Michigan Power, 5.05%, 11/15/14	160,000	148
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	67,892	65
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	93
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	15,000	14
Nevada Power Co., 5.875%, 1/15/15	95,000	90
Nevada Power Co., 6.50%, 5/15/18 144A	95,000	93
Ohio Edison Co., 6.875%, 7/15/36	45,000	46
Oncor Electric Delivery Co., 7.00%, 9/1/22	90,000	93
PacifiCorp, 5.45%, 9/15/13	240,000	234
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	113
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
Progress Energy, Inc., 6.85%, 4/15/12	60,000	62
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	95
Puget Energy, Inc., 3.363%, 6/1/08	115,000	110
Tampa Electric Co., 6.55%, 5/15/36	30,000	30
Virginia Electric & Power Co., 6.00%, 1/15/36	110,000	101
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	49

Total		2,871

Food Processors (0.2%)
Kellogg Co., 6.60%, 4/1/11	295,000	305
Kraft Foods, Inc., 6.25%, 6/1/12	120,000	121

Total		426

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	90,000	82
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	25,000	24
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	160,000	159

Total		265

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	120
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	102

Total		222

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.1%)
HSBC Finance Corp., 4.125%, 11/16/09	195,000	185
International Lease Finance Corp., 4.75%, 1/13/12	100,000	95
iStar Financial, Inc., 5.15%, 3/1/12	90,000	86

Total		366

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	160,000	154

Total		154

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	68

Total		68

Oil and Gas (0.5%)
Amerada Hess Corp., 7.125%, 3/15/33	15,000	16
Anadarko Finance Co., 7.50%, 5/1/31	60,000	64
Conoco Funding Co., 6.35%, 10/15/11	215,000	221
Devon Energy Corp., 7.95%, 4/15/32	15,000	17
Kinder Morgan, Inc., 5.35%, 1/5/11	220,000	203
Nexen, Inc., 5.875%, 3/10/35	15,000	13
Occidental Petroleum, 4.00%, 11/30/07	120,000	117
Occidental Petroleum, 10.125%, 9/15/09	120,000	136
Pemex Project Funding Master Trust, 5.75%, 12/15/15	365,000	337
Petro-Canada, 5.95%, 5/15/35	85,000	78
Pioneer Natural Resource, 6.875%, 5/1/18	80,000	77
Talisman Energy, Inc., 5.85%, 2/1/37	90,000	79
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14

Total		1,372

Other Finance (0.1%)
SLM Corp., 5.45%, 4/25/11	255,000	251

Total		251

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	47

Total		47

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	45,000	46

Total		46

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	239

Total		239

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	644
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	245

Total		889

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	243
Canadian National Railway Co., 5.80%, 6/1/16	30,000	30
Union Pacific Corp., 3.875%, 2/15/09	240,000	229
Union Pacific Corp., 7.375%, 9/15/09	240,000	251

Total		753

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	49
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	77
ERP Operating LP, 5.25%, 9/15/14	120,000	114
First Industrial LP, 5.25%, 6/15/09	50,000	49
HRPT Properties Trust, 5.75%, 11/1/15	65,000	62
ProLogis, 5.50%, 3/1/13	85,000	82
ProLogis, 5.75%, 4/1/16	85,000	82
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	214
Simon Property Group LP, 5.375%, 6/1/11	245,000	239
Simon Property Group LP, 6.10%, 5/1/16	95,000	94

Total		1,062

Retail Food and Drug (0.1%)
CVS Corp., 4.875%, 9/15/14	125,000	114
Delhaize America, Inc., 8.125%, 4/15/11	155,000	163

Total		277

Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	320,000	324
The Home Depot, Inc., 5.40%, 3/1/16	140,000	134
J.C. Penney Co., Inc., 6.875%, 10/15/15	30,000	31
May Department Stores Co., 6.65%, 7/15/24	15,000	15

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Retail Stores continued
Target Corp., 5.40%, 10/1/08	715,000	712

Total		1,216

Security Brokers and Dealers (0.2%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	195,000	198
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	180
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	70,000	67
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	80,000	74
Morgan Stanley, 5.375%, 10/15/15	135,000	128

Total		647

Telecommunications (0.6%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	99
(e)AT&T Corp., 8.00%, 11/15/31	110,000	126
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	135
Deutsche Telekom International Finance, 5.75%, 3/23/16	120,000	113
Embarq Corp., 6.738%, 6/1/13	50,000	50
Embarq Corp., 7.082%, 6/1/16	80,000	80
Embarq Corp., 7.995%, 6/1/36	65,000	65
France Telecom SA, 8.50%, 3/1/31	55,000	66
Sprint Capital Corp., 8.375%, 3/15/12	185,000	204
Sprint Capital Corp., 8.75%, 3/15/32	55,000	66
Telecom Italia Capital, 4.00%, 1/15/10	130,000	122
Telefonica Emisiones SAU, 7.045%, 6/20/36	30,000	30
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	66
Verizon Global Funding Corp., 5.85%, 9/15/35	140,000	122
Vodafone Group PLC, 5.50%, 6/15/11	160,000	156
Vodafone Group PLC, 5.75%, 3/15/16	30,000	29

Total		1,529

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.50%,1/15/16	60,000	57
Johnson Controls, Inc., 6.00%,1/15/36	30,000	28

Total		85

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (7.2%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	102

Total		102

Total Investment Grade Segment (Cost: $19,326)		18,629

Governments (6.2%)

Governments (6.2%)
(e)BECCS, 14.00%, 11/15/11	500,000	491
Federal Home Loan Bank, 6.00%, 5/13/13	200,000	188
Housing & Urban Development, 6.08%, 8/1/13	100,000	102
(f)Japan Government, 0.10%, 1/20/07	105,000,000	916
Overseas Private Investment, 4.10%, 11/15/14	106,320	99
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	763
US Treasury, 4.375%, 12/15/10	2,685,000	2,608
US Treasury, 4.50%, 2/28/11	3,651,000	3,560
US Treasury, 4.50%, 2/15/16	1,447,000	1,377
US Treasury, 4.50%, 2/15/36	494,000	443
US Treasury, 4.625%, 2/29/08	1,205,000	1,194
US Treasury, 4.875%, 4/30/08	213,000	212
US Treasury, 4.875%, 4/30/11	774,000	766
US Treasury, 4.875%, 5/31/11	455,000	450
US Treasury, 4.875%, 2/15/12	95,000	94
US Treasury, 5.125%, 5/15/16	585,000	584
US Treasury, 5.375%, 2/15/31	1,002,000	1,019
US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,216,913	1,162

Total Governments (Cost: $16,278)		16,028

Structured Products (10.5%)

Structured Products (10.5%)
Banc of America Mortgage Securities, 4.657%, 8/25/34	288,000	281

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.51131%, 6/25/34	645,000	613
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	134
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	159,192	147
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	243,863	231
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	533,002	503
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	385,073	371
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	54,188	53
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	552,183	532
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	202,260	195
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,143,365	1,068
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	2,045,074	1,910
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	70,922	70
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	205,999	202
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	40,142	39
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	274,462	270
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	156,567	150
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	447,670	431
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	60,774	61
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	143,769	145

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 6/1/19	478,781	453
Federal National Mortgage Association, 4.50%, 12/1/19	56,321	53
Federal National Mortgage Association, 4.50%, 4/1/20	152,052	144
Federal National Mortgage Association, 4.50%, 7/1/20	309,613	293
Federal National Mortgage Association, 4.50%, 9/1/35	930,999	844
Federal National Mortgage Association, 4.50%, 10/1/35	1,152,017	1,044
Federal National Mortgage Association, 5.00%, 3/1/20	229,447	221
Federal National Mortgage Association, 5.00%, 4/1/20	91,986	89
Federal National Mortgage Association, 5.00%, 5/1/20	382,668	369
Federal National Mortgage Association, 5.00%, 7/1/20	288,543	278
Federal National Mortgage Association, 5.00%, 11/1/34	1,116,085	1,047
Federal National Mortgage Association, 5.00%, 4/1/35	184,398	172
Federal National Mortgage Association, 5.00%, 7/1/35	491,682	460
Federal National Mortgage Association, 5.00%, 10/1/35	92,587	87
Federal National Mortgage Association, 5.17%, 1/1/16	217,601	209
Federal National Mortgage Association, 5.285%, 4/1/16	655,075	634
Federal National Mortgage Association, 5.32%, 4/1/14	141,184	138
Federal National Mortgage Association, 5.50%, 10/1/34	637,113	614
Federal National Mortgage Association, 5.50%, 3/1/35	227,620	219
Federal National Mortgage Association, 5.50%, 7/1/35	83,166	80
Federal National Mortgage Association, 5.50%, 8/1/35	147,610	142
Federal National Mortgage Association, 5.50%, 9/1/35	1,456,292	1,400
Federal National Mortgage Association, 5.50%, 10/1/35	1,502,741	1,443
Federal National Mortgage Association, 5.50%, 11/1/35	1,086,434	1,045
Federal National Mortgage Association, 6.00%, 10/1/34	624,084	615
Federal National Mortgage Association, 6.00%, 11/1/34	497,733	491
Federal National Mortgage Association, 6.00%, 5/1/35	179,286	176
Federal National Mortgage Association, 6.00%, 6/1/35	337,711	333

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 7/1/35	293,654	289
Federal National Mortgage Association, 6.00%, 8/1/35	76,265	75
Federal National Mortgage Association, 6.00%, 10/1/35	218,925	216
Federal National Mortgage Association, 6.00%, 11/1/35	409,385	403
Federal National Mortgage Association, 6.50%, 11/1/35	189,574	191
Federal National Mortgage Association, 6.50%, 12/1/35	468,853	471
Federal National Mortgage Association, 6.50%, 4/1/36	125,387	126
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	555,000	536
Final Maturity Amortizing Notes, 4.45%, 8/25/12	522,454	496
Freddie Mac, 4.50%, 10/15/33	127,000	121
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	458,000	451
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	108,690	112
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	1,370,000	1,357
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	144,000	139
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	434,189	413
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	67
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	240,000	237
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	997,000	988

Total Structured Products (Cost: $27,937)		27,187

Below Investment Grade Segment (6.8%)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	55,000	52

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
L-3 Communications Corp., 6.375%, 10/15/15	35,000	33
L-3 Communications Corp., 7.625%, 6/15/12	55,000	57

Total		142

Autos/Vehicle Parts (0.4%)
Arvinmeritor, Inc., 8.75%, 3/1/12	91,000	89
Ford Motor Co., 7.45%, 7/16/31	60,000	43
Ford Motor Credit Co., 7.375%, 2/1/11	95,000	85
Ford Motor Credit Co., 8.625%, 11/1/10	85,000	80
General Motors Acceptance Corp., 6.75%, 12/1/14	65,000	60
General Motors Acceptance Corp., 6.875%, 9/15/11	220,000	210
General Motors Acceptance Corp., 7.75%, 1/19/10	110,000	109
General Motors Corp., 8.375%, 7/15/33	125,000	101
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	135,000	125
TRW Automotive, Inc., 9.375%, 2/15/13	30,000	32

Total		934

Basic Materials (0.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	109
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	81
BCP Caylux Holding, 9.625%, 6/15/14	43,000	47
Bowater Canada Finance, 7.95%, 11/15/11	60,000	57
Cascades, Inc., 7.25%, 2/15/13	35,000	32
Crown Americas Inc., 7.625%, 11/15/13 144A	71,000	70
Crown Americas Inc., 7.75%, 11/15/15 144A	60,000	59
Equistar Chemicals LP, 8.75%, 2/15/09	70,000	72
Equistar Chemicals LP, 10.625%, 5/1/11	115,000	123
Georgia-Pacific Corp., 7.70%, 6/15/15	30,000	29
Georgia-Pacific Corp., 8.125%, 5/15/11	55,000	55
Graham Packaging Co., 9.875%, 10/15/14	34,000	34
Graphic Packaging International Corp., 9.50%, 8/15/13	30,000	30
Hexion US Finance Corp., 9.00%, 7/15/14	38,000	38

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Huntsman LLC, 11.50%, 7/15/12	50,000	56
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	70,000	66
Invista, 9.25%, 5/1/12 144A	55,000	58
Jefferson Smurfit, Corp., 7.50%, 6/1/13	45,000	40
Massey Energy Co., 6.875%, 12/15/13 144A	125,000	116
Norampac Inc., 6.75%, 6/1/13	45,000	41
Novelis, Inc., 7.75%, 2/15/15 144A	47,000	45
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	61
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	116
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	78
Smurfit-Stone Container, 8.375%, 7/1/12	130,000	123

Total		1,636

Builders/Building Materials (0.2%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	35
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	15
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	25,000	23
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	105,000	96
KB Home, 5.75%, 2/1/14	46,000	40
KB Home, 7.25%, 6/15/18	32,000	30
KB Home, 7.75%, 2/1/10	60,000	60
Standard Pacific Corp., 6.50%, 8/15/10	95,000	89
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	49
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	75,000	70

Total		507

Capital Goods (0.2%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	25,000	27
Case New Holland, Inc., 9.25%, 8/1/11	112,000	118
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	48
(e)Stanadyne Corp., 12.00%, 2/15/15	65,000	33
Terex Corp. 7.375%, 1/15/14	45,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	155

Total		426

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (0.5%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	60,000	56
Delhaize America, Inc., 8.125%, 4/15/11	90,000	95
Education Management LLC, 10.25%, 6/1/16 144A	85,000	85
General Nutrition Centers, Inc., 8.625%, 1/15/11	24,000	24
GSC Holdings Corp., 8.00%, 10/1/12	80,000	80
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	121,000	110
Jostens IH Corp., 7.625%, 10/1/12	52,000	50
Levi Strauss & Co., 9.74%, 4/1/12	60,000	61
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	117
Phillips Van Heusen Corp., 7.25%, 2/15/11	37,000	37
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	51
Rayovac Corp., 8.50%, 10/1/13	90,000	77
Rent-A-Center, 7.50%, 5/1/10	41,000	41
Rite Aid Corp., 8.125%, 5/1/10	100,000	101
Samsonite Corp., 8.875%, 6/1/11	73,000	76
Simmons Bedding Co., 7.875%, 1/15/14	75,000	70
Warnaco, Inc., 8.875%, 6/15/13	50,000	51

Total		1,182

Energy (0.7%)
AmeriGas Partners LP, 7.25%, 5/20/15	100,000	95
Basic Energy Services, Inc., 7.125%, 4/15/16 144A	45,000	42
Chesapeake Energy Corp., 6.375%, 6/15/15	103,000	96
Chesapeake Energy Corp., 6.625%, 1/15/06	154,000	143
Chesapeake Energy Corp., 7.625%, 7/15/13	115,000	116
Colorado Interstate Gas, 6.80%, 11/15/15	125,000	120
Denbury Resources, Inc., 7.50%, 12/15/15	30,000	30
El Paso Production Holding, 7.75%, 6/1/13	125,000	126
Hanover Compressor, Co., 7.50%, 4/15/13	11,000	11
Hanover Compressor, Co., 9.00%, 6/1/14	50,000	52
Kerr-McGee Corp., 6.95%, 7/1/24	75,000	75
Kinder Morgan , Inc., 5.35%, 1/5/11	65,000	60

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	95,000	90
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	113,000	112
Pioneer Natural Resource Co., 5.875%, 7/15/16	45,000	41
Pogo Producing Co., 7.875%, 5/1/13 144A	51,000	51
Range Resources Corp., 6.375%, 3/15/15	72,000	66
Sesi LLC, 6.875%, 6/1/14 144A	85,000	82
Sonat, Inc., 7.625%, 7/15/11	75,000	76
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	98,526	96
Tesoro Corp., 6.625%, 11/1/15 144A	90,000	85
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	79
Williams Companies, Inc., 6.375%, 10/1/10 144A	270,000	263

Total		2,021

Financials (0.2%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	30,000	31
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	92
Fairfax Financial Holdings, 7.75%, 4/26/12	55,000	48
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	27
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	42
Residential Capital Corp., 6.898%, 4/17/09 144A	160,000	159
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	59

Total		458

Foods (0.2%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	58
Dole Foods Co., 8.625%, 5/1/09	30,000	29
Gold Kist, Inc., 10.25%, 3/15/14	39,000	41
Land O Lakes, Inc., 9.00%, 12/15/10	42,000	44
Reynolds America, Inc., 7.25%, 6/1/13 144A	155,000	151
Reynolds America, Inc., 7.625%, 6/1/16 144A	115,000	112
Smithfield Foods, Inc., 7.75%, 5/15/13	50,000	49

Total		484

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 9.50%, 2/1/11	30,000	29
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	58
American Casino & Entertainment, 7.85%, 2/1/12	60,000	60
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	101
Corrections Corp. of America, 6.25%, 3/15/13	111,000	104
Corrections Corp. of America, 6.75%, 1/31/14	16,000	15
(c)Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	30,476	26
Hertz Corp., 8.875%, 1/1/14 144A	125,000	128
Host Marriot LP, 7.125%, 11/1/13	210,000	210
Intrawest Corp., 7.50%, 10/15/13	45,000	45
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	71
MGM Mirage, Inc., 6.625%, 7/15/15	61,000	57
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	48
MGM Mirage, Inc., 8.375%, 2/1/11	75,000	77
MGM Mirage, Inc., 8.50%, 9/15/10	95,000	99
Mohegan Tribal Gaming, 6.125%, 2/15/13	30,000	28
Penn National Gaming, Inc., 6.75%, 3/1/15	41,000	38
Pokagon Gaming Authority 10.375%, 6/15/14 144A	28,000	29
Starwood Hotels & Resorts, 7.875%, 5/1/12	55,000	57
Station Casinos, Inc., 6.00%, 4/1/12	30,000	28
Station Casinos, Inc., 6.625%, 3/15/18	45,000	41
Station Casinos, Inc., 6.875%, 3/1/16	85,000	79
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	58
Universal City Development Corp., 11.75%, 4/1/10	44,000	48
Universal City Florida, 8.375%, 5/1/10	33,000	33
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	146

Total		1,713

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (0.5%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	30,000	30
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	30
HCA, Inc., 6.50%, 2/15/16	155,000	143
HCA, Inc., 6.95%, 5/1/12	206,000	202
Iasis Healthcare Corp., 8.75%, 6/15/14	129,000	126
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	47
Omega Healthcare Investors, Inc., 7.00%, 1/15/16	90,000	86
Omnicare Inc., 6.75%, 12/15/13	60,000	57
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/16	60,000	55
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	76
Triad Hospitals, Inc., 7.00%, 5/15/12	70,000	70
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Vanguard Health Holding II, 9.00%, 10/1/14	85,000	85
Ventas Realty LP, 6.50%, 6/1/16	25,000	24
Ventas Realty LP, 6.75%, 6/1/10	40,000	40
Ventas Realty LP, 9.00%, 5/1/12	50,000	55

Total		1,236

Media (0.7%)
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10 144A	60,000	60
Charter Communications Holdings LLC, 11.00%, 10/1/15	90,000	79
CMP Susquehanna Corp., 9.875%, 5/15/14 144A	20,000	19
CSC Holdings, Inc., 7.25%, 4/15/12 144A	65,000	63
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	150
CSC Holdings, Inc., 7.875%, 2/15/18	60,000	60
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	61
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	100,000	92
Echostar DBS Corp., 6.375%, 10/1/11	160,000	152

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
EchoStar DBS Corp., 7.125%, 2/1/16 144A	60,000	58
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	60,000	60
Intelsat Bermuada, Ltd., 11.25%, 6/15/16 144A	81,000	83
Intelsat Bermuada, Ltd., 11.64%, 6/15/13 144A	65,000	66
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	60,000	63
Lamar Media Corp., 6.625%, 8/15/15	95,000	88
LIN Television Corp., 6.50%, 5/15/13	90,000	82
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	53
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	29
Primedia, Inc., 8.00%, 5/15/13	60,000	54
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	55,000	50
R.H. Donnelley Corp., 6.875%, 1/15/13	90,000	83
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	220,000	201
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	50,000	50
Rogers Cable, Inc., 6.25%, 6/15/13	55,000	52
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	51
Sinclair Broadcast Group, 8.00%, 3/15/12	88,000	89
Videotron Ltee, 6.375%, 12/15/15	25,000	23

Total		2,002

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	30,000	29
The Rouse Co., 7.20%, 9/15/12	85,000	85
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	76,000	74
Trustreet Properties, Inc., 7.50%, 4/1/15	75,000	74

Total		262

Services (0.2%)
Allied Waste North America, 6.375%, 4/15/11	210,000	201
Allied Waste North America, 6.50%, 11/15/10	70,000	68
Allied Waste North America, 7.25%, 3/15/15	70,000	67
WCA Waste Corp., 9.25%, 6/15/14 144A	65,000	66

Total		402

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Structured Product (0.5%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	1,025,000	1,015
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	185,000	184

Total		1,199

Technology (0.3%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	71
Nortel Networks Ltd., 10.75%, 7/15/16 144A	130,000	132
Sanmina Corp., 8.125%, 3/1/16	55,000	54
Stats Chippac, Inc., 6.75%, 11/15/11	53,000	49
Sungard Data Systems, Inc., 4.875%, 1/15/14	30,000	26
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	95,000	99
Unisys Corp., 8.00%, 10/15/12	86,000	80
Xerox Corp., 6.40%, 3/15/16	35,000	33
Xerox Corp., 7.20%, 4/1/16	47,000	47
Xerox Corp., 7.625%, 6/15/13	115,000	116

Total		707

Telecommunications (0.4%)
American Tower Corp., 7.125%, 10/15/12	95,000	95
Citizens Communications, 9.25%, 5/15/11	215,000	230
Embarq Corp., 6.738%, 6/1/13	40,000	40
Qwest Capital Funding, 7.90%, 8/15/10	65,000	65
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 7.875%, 9/1/11	217,000	219
Rogers Wireless, Inc., 6.375%, 3/1/14	45,000	43
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	48
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	76
Windstream Corp., 8.125%, 8/1/13 144A	85,000	87
Windstream Corp., 8.625%, 8/1/16 144A	115,000	118

Total		1,046

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.1%)
Grupo Transportacion Mexicana, SA de CV (TFM), 9.375%, 5/1/12	32,000	34
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	55
OMI Corp., 7.625%, 12/1/13	84,000	84
Progress Rail, 7.75%, 4/1/12 144A	35,000	38
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	38
Stena AB, 7.50%, 11/1/13	140,000	136

Total		385

Utilities (0.4%)
The AES Corp., 8.75%, 5/15/13 144A	130,000	139
The AES Corp., 9.375%, 9/15/10	55,000	59
Aquila, Inc., 9.95%, 2/1/11	6,000	7
CMS Energy Corp., 7.75%, 8/1/10	90,000	91
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	65,000	64
Edison Mission Energy, 7.73%, 6/15/09	100,000	101
Midwest Generation LLC, 8.75%, 5/1/34	60,000	64
NRG Energy, Inc., 7.25%, 2/1/14	125,000	122
NRG Energy, Inc., 7.375%, 2/1/16	105,000	102
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	79
Teco Energy, Inc., 6.75%, 5/1/15	40,000	39
TXU Corp., 5.55%, 11/15/14	145,000	132

Total		999

Total Below Investment Grade Segment (Cost: $18,166)		17,741

Money Market Investments (14.2%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks (0.5%)
Rabobank USA, 5.25%, 7/3/06	1,200,000	1,200

Total		1,200

Federal Government and Agencies (13.7%)
(b)Federal Home Loan, 5.14%, 7/14/06	23,900,000	23,855
Federal Home Loan, 5.16%, 7/18/06	9,600,000	9,577
Federal Home Loan, 5.17%, 7/25/06	1,000,000	997
Federal Home Loan, 5.19%, 9/26/06	1,200,000	1,185

Total		35,614

Total Money Market Investments (Cost: $36,813)		36,814

Total Investments (100.0%) (Cost $238,838)(a)		259,242

Other Assets, Less Liabilities (0.0%)		17

Net Assets (100.0%)		259,259

*	Non-Income Producing

ADR after the name of a security represents — American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of

1933. These securities may be resold as transactions exempt

from registration, normally to qualified institutional buyers. At

June 30, 2006 the value of these securities (in thousands) was

$6,162, representing 2.38% of the net assets.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $238,838 and the net unrealized

appreciation of investments based on that cost was $20,404 which is comprised of $26,558 aggregate gross unrealized appreciation and $6,154 aggregate gross unrealized

depreciation.

Asset Allocation Portfolio

Asset Allocation Portfolio

(b)	All or a portion of the securities have been committed as

collateral for open futures positions or when-issued securities.

Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	38	9/06	$323
(Total Notional Value at June 30, 2006, $11,832)
US 5 Year Note (CBT) Commodity (Short)	9	9/06	$(4)
(Total Notional Value at June 30, 2006, $935)

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Balanced Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,013.00	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	$2,458
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	1,040,000	968
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,301
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,103
General Dynamics Corp., 4.25%, 5/15/13	890,000	813
Lockheed Martin Corp., 8.50%, 12/1/29	1,720,000	2,165
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,491

Total		20,299

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,565

Total		2,565

Banking (1.3%)
Bank of America Corp., 7.40%, 1/15/11	1,813,000	1,929
Bank of New York, 4.95%, 1/14/11	1,550,000	1,507
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,333
BB&T Corp., 4.90%, 6/30/17	975,000	885
Compass Bank, 5.50%, 4/1/20	1,135,000	1,066
Countrywide Financial Corp., 6.25%, 5/15/16	745,000	730
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	2,320,000	2,149
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,580
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,080
Residential Capital Corp., 6.00%, 2/22/11	4,350,000	4,216
Residential Capital Corp., 6.50%, 4/17/13	3,640,000	3,572
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,702
UnionBanCal Corp., 5.25%, 12/16/13	810,000	773
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,036
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,670
Wells Fargo Bank NA, 6.45%, 2/1/11	1,850,000	1,905
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,182

Total		37,315

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	983
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,081
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,175
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,500
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,007
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,609

Total		12,355

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.7%)
CBS Corp., 5.625%, 5/1/07	11,400,000	11,387
Comcast Corp., 6.45%, 3/15/37	1,240,000	1,165
News America, Inc., 6.40%, 12/15/35	520,000	481
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,177
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,590
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	250,000	283
Viacom, Inc., 6.25%, 4/30/16 144A	515,000	500

Total		20,583

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	515,000	497

Total		497

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,202
Fortune Brands, Inc., 5.375%, 1/15/16	1,010,000	934
Fortune Brands, Inc., 5.875%, 1/15/36	510,000	444
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,725

Total		9,305

Electric Utilities (2.0%)
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	426
Commonwealth Edison Co., 5.90%, 3/15/36	515,000	475
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,399
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,812
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,665
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,684
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	941
Florida Power Co., 4.50%, 6/1/10	3,636,000	3,478
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,230
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,464
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,525,300	1,452
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,099
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	260,000	243
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,735
Nevada Power Co., 6.50%, 5/15/18 144A	1,560,000	1,521
Ohio Edison Co., 6.875%, 7/15/36	735,000	747
Oncor Electric Delivery Co., 7.00%, 9/1/22	1,520,000	1,575
PacifiCorp, 5.45%, 9/15/13	4,040,000	3,937

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,235
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	726
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	218
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,197
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,432
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,352
Tampa Electric Co., 6.55%, 5/15/36	520,000	522
Virginia Electric & Power Co., 6.00%, 1/15/36	2,010,000	1,837
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	765

Total		53,167

Food Processors (0.3%)
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,829
Kraft Foods, Inc., 6.25%, 6/1/12	2,630,000	2,661

Total		7,490

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	1,510,000	1,376
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	435,000	424
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,540

Total		3,340

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,886
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,843
Kinder Morgan Finance, 5.35%, 1/5/11	4,020,000	3,703

Total		7,432

Independent Finance (0.3%)
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,187
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,070
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,807

Total		8,064

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	3,020,000	2,900

Total		2,900

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,294

Total		1,294

Oil and Gas (0.8%)
Amerada Hess Corp., 7.125%, 3/15/33	260,000	270
Anadarko Finance Co., 7.50%, 5/1/31	1,040,000	1,117

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,323
Devon Energy Corp., 7.95%, 4/15/32	260,000	300
Nexen, Inc., 5.875%, 3/10/35	305,000	269
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,738
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,654
Pemex Project Funding Master Trust, 5.75%, 12/15/15	6,600,000	6,078
Petro-Canada, 5.95%, 5/15/35	1,525,000	1,394
Pioneer Natural Resource, 6.875%, 5/1/18	1,300,000	1,253
Talisman Energy, Inc., 5.85%, 2/1/37	1,585,000	1,398
XTO Energy, Inc., 5.30%, 6/30/15	260,000	242

Total		22,036

Other Finance (0.2%)
SLM Corp., 5.45%, 4/25/11	4,560,000	4,481

Total		4,481

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	799

Total		799

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 7.375%, 3/15/32	780,000	790

Total		790

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,448

Total		3,448

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,632
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,447

Total		7,079

Railroads (0.5%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,660
Canadian National Railway Co., 5.80%, 6/1/16	520,000	517
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,354
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,873

Total		14,404

Real Estate Investment Trusts (0.7%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	838
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,475
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,851
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,881
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,167
ProLogis, 5.50%, 3/1/13	1,520,000	1,475
ProLogis, 5.75%, 4/1/16	1,535,000	1,480

Balanced Portfolio

Balanced Portfolio

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,545
Simon Property Group LP, 5.375%, 6/1/11	4,445,000	4,334
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,548

Total		19,594

Retail Food and Drug (0.2%)
CVS Corp., 4.875%, 9/15/14	2,065,000	1,887
Delhaize America, Inc., 8.125%, 4/15/11	2,595,000	2,730

Total		4,617

Retail Stores (0.4%)
Federated Department Stores, 6.30%, 4/1/09	3,785,000	3,828
The Home Depot, Inc., 5.40%, 3/1/16	2,560,000	2,454
J.C. Penney Co., Inc., 6.875%, 10/15/15	515,000	531
May Department Stores Co., 6.65%, 7/15/24	260,000	255
Target Corp., 5.40%, 10/1/08	5,605,000	5,585

Total		12,653

Security Brokers and Dealers (0.4%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	3,420,000	3,466
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,469
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	1,265,000	1,209
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,550,000	1,443
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,642

Total		11,229

Telecommunications (1.0%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,233
AT&T Corp., 8.00%, 11/15/31	2,320,000	2,664
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,851
Deutsche Telekom International Finance, 5.75%, 3/23/16	2,055,000	1,940
Embarq Corp., 6.738%, 6/1/13	835,000	832
Embarq Corp., 7.082%, 6/1/16	1,440,000	1,432
Embarq Corp., 7.995%, 6/1/36	1,120,000	1,126
France Telecom SA, 8.50%, 3/1/31	975,000	1,173
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,127
Sprint Capital Corp., 8.75%, 3/15/32	980,000	1,182
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,144
Telefonica Emisiones SAU, 7.045%, 6/20/36	520,000	520
Verizon Communications, Inc., 5.55%, 2/15/16	1,135,000	1,064

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Verizon Global Funding Corp., 5.85%, 9/15/35	2,440,000	2,123
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,754
Vodafone Group PLC, 5.75%, 3/15/16	510,000	485

Total		28,650

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,034
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	480

Total		1,514

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	1,907

Total		1,907

Total Corporate Bonds (Cost: $331,700)		319,807

Governments (7.5%)

Governments (7.5%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,660
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,377
Aid-Israel, 5.50%, 4/26/24	9,840,000	9,763
(e)BECCS, 14.00%, 11/15/11	8,400,000	8,241
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,017
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,294
Federal Home Loan Bank, 6.00%, 7/17/18	3,880,000	3,356
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,390
(f)Japan Government, 0.10%, 1/20/07	1,860,000,000	16,227
Overseas Private Investment, 4.10%, 11/15/14	3,685,760	3,446
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,656
(g)US Treasury, 4.50%, 2/15/09	5,237,000	5,154
(g)US Treasury, 4.50%, 2/28/11	6,954,000	6,781
(g)US Treasury, 4.50%, 2/15/36	5,007,000	4,489
(g)US Treasury, 4.625%, 2/29/08	22,088,000	21,888
US Treasury, 4.75%, 3/31/11	7,655,000	7,540
(g)US Treasury, 4.875%, 4/30/11	43,027,000	42,589
(g)US Treasury, 4.875%, 5/31/11	11,830,000	11,710
US Treasury, 4.875%, 2/15/12	1,990,000	1,968
US Treasury, 5.125%, 5/15/16	3,506,000	3,502
(g)US Treasury, 5.375%, 2/15/31	5,120,000	5,208
US Treasury Inflation Index Bond, 2.00%, 1/15/16	21,629,386	20,655

Total Governments (Cost: $211,522)		210,911

Balanced Portfolio

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products (17.7%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	18,245,913	760
Banc of America Mortgage Securities, 4.657%, 8/25/34	5,332,000	5,197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	11,842,000	11,257
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,465
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,769
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.156%, 2/18/31 IO	200,776,881	3,434
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.731%, 10/15/30 IO 144A	10,455,689	95
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.353%, 1/15/25 IO	19,638,054	732
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,581,392	2,380
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,414,075	3,227
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	8,675,167	8,190
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,550,962	3,424
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,115,201	1,073
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	10,556,073	10,163
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,096,496	2,018
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	41,132,629	38,446
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	22,549,533	21,076
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,453,894	1,427
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,812,884	2,761
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	547,080	537
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,701,122	3,631
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,850,821	4,662
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	13,818,624	13,281
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	975,055	985
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,431,100	2,446
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	2,785,111	2,802

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 6/1/19	1,705,416	1,575
Federal National Mortgage Association, 4.50%, 6/1/19	13,204,992	12,498
Federal National Mortgage Association, 4.50%, 8/1/19	1,749,814	1,656
Federal National Mortgage Association, 4.50%, 12/1/19	1,545,843	1,463
Federal National Mortgage Association, 4.50%, 4/1/20	2,786,481	2,634
Federal National Mortgage Association, 4.50%, 7/1/20	5,687,110	5,376
Federal National Mortgage Association, 4.50%, 4/1/35	998,419	905
Federal National Mortgage Association, 4.50%, 6/1/35	3,768,523	3,416
Federal National Mortgage Association, 4.50%, 9/1/35	25,830,934	23,418
Federal National Mortgage Association, 4.50%, 10/1/35	5,885,458	5,335
Federal National Mortgage Association, 4.50%, 12/1/35	1,236,163	1,121
Federal National Mortgage Association, 4.50%, 3/1/36	504,646	457
Federal National Mortgage Association, 4.50%, 5/1/36	661,416	599
Federal National Mortgage Association, 5.00%, 3/1/20	4,701,323	4,533
Federal National Mortgage Association, 5.00%, 4/1/20	1,878,556	1,810
Federal National Mortgage Association, 5.00%, 5/1/20	7,375,895	7,106
Federal National Mortgage Association, 5.00%, 7/1/20	3,719,499	3,583
Federal National Mortgage Association, 5.00%, 4/1/35	5,031,426	4,706
Federal National Mortgage Association, 5.00%, 7/1/35	6,333,882	5,925
Federal National Mortgage Association, 5.00%, 10/1/35	2,701,054	2,526
Federal National Mortgage Association, 5.17%, 1/1/16	4,217,432	4,058
Federal National Mortgage Association, 5.285%, 4/1/16	12,108,332	11,724
Federal National Mortgage Association, 5.32%, 4/1/14	2,741,479	2,672
Federal National Mortgage Association, 5.50%, 9/1/34	1,407,972	1,356
Federal National Mortgage Association, 5.50%, 3/1/35	11,872,896	11,411
Federal National Mortgage Association, 5.50%, 7/1/35	2,322,185	2,232
Federal National Mortgage Association, 5.50%, 8/1/35	4,257,882	4,093
Federal National Mortgage Association, 5.50%, 9/1/35	23,809,763	22,884
Federal National Mortgage Association, 5.50%, 10/1/35	10,537,388	10,128

Balanced Portfolio

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	25,889,000	24,885
Federal National Mortgage Association, 6.00%, 5/1/35	6,149,174	6,057
Federal National Mortgage Association, 6.00%, 6/1/35	7,731,601	7,616
Federal National Mortgage Association, 6.00%, 7/1/35	10,574,047	10,415
Federal National Mortgage Association, 6.00%, 8/1/35	964,888	950
Federal National Mortgage Association, 6.00%, 10/1/35	2,488,682	2,451
Federal National Mortgage Association, 6.00%, 11/1/35	10,754,799	10,594
Federal National Mortgage Association, 6.50%, 11/1/35	2,555,521	2,569
Federal National Mortgage Association, 6.50%, 12/1/35	6,318,586	6,353
Federal National Mortgage Association, 6.50%, 4/1/36	2,428,090	2,441
Federal National Mortgage Association, 6.75%, 4/25/18	3,307,606	3,363
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	10,762,000	10,388
Final Maturity Amortizing Notes, 4.45%, 8/25/12	10,775,623	10,230
Freddie Mac, 4.50%, 10/15/33	2,381,000	2,261
Government National Mortgage Association, 5.00%, 7/15/33	2,828,083	2,679
Government National Mortgage Association, 5.50%, 1/15/32	250,070	243
Government National Mortgage Association, 5.50%, 2/15/32	2,680,963	2,603
Government National Mortgage Association, 5.50%, 9/15/32	77,353	75
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	10,593,000	10,432
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	2,116,050	2,180
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.219%, 1/25/29 IO	5,248,033	33
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,152
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	412,365	410
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	13,329,000	13,216
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	2,662,000	2,573
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	7,075,780	6,731

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	5,650,000	5,587
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	9,064,000	8,985

Total Structured Products (Cost: $512,387)		497,090

Common Stocks (53.3%)

Consumer Discretionary (5.4%)
*Amazon.com, Inc.	40,400	1,563
*Apollo Group, Inc. — Class A	18,300	946
*AutoNation, Inc.	19,393	416
*AutoZone, Inc.	6,975	615
*Bed Bath & Beyond, Inc.	36,900	1,224
Best Buy Co., Inc.	52,600	2,885
*Big Lots, Inc.	14,900	254
The Black & Decker Corp.	9,900	836
Brunswick Corp.	12,400	412
Carnival Corp.	56,673	2,366
CBS Corp. — Class B	100,830	2,727
Centex Corp.	15,800	795
Circuit City Stores, Inc.	19,700	536
Clear Channel Communications, Inc.	65,750	2,035
*Coach, Inc.	50,300	1,504
*Comcast Corp. — Class A	275,937	9,033
Cooper Tire & Rubber Co.	8,000	89
D.R. Horton, Inc.	35,500	846
Darden Restaurants, Inc.	16,849	664
Dillard’s, Inc. — Class A	8,036	256
Dollar General Corp.	40,665	568
Dow Jones & Co., Inc.	7,680	269
The E.W. Scripps Co. — Class A	11,100	479
Eastman Kodak Co.	37,517	892
Family Dollar Stores, Inc.	20,300	496
Federated Department Stores, Inc.	72,284	2,646
Ford Motor Co.	245,007	1,698
Fortune Brands, Inc.	19,133	1,359
Gannett Co., Inc.	31,050	1,737
The Gap, Inc.	71,825	1,250
General Motors Corp.	73,825	2,199
Genuine Parts Co.	22,575	940
*The Goodyear Tire & Rubber Co.	23,100	256
H&R Block, Inc.	42,900	1,024
Harley-Davidson, Inc.	35,075	1,925
Harman International Industries, Inc.	8,700	743
Harrah’s Entertainment, Inc.	24,150	1,719
Hasbro, Inc.	22,475	407
Hilton Hotels Corp.	43,150	1,220
The Home Depot, Inc.	269,897	9,659
International Game Technology	44,300	1,681
*The Interpublic Group of Companies, Inc.	57,000	476
J.C. Penney Co., Inc.	30,625	2,067
Johnson Controls, Inc.	25,500	2,097

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Jones Apparel Group, Inc.	14,700	467
KB HOME	9,800	449
*Kohl’s Corp.	44,433	2,627
Leggett & Platt, Inc.	23,767	594
Lennar Corp. — Class A	18,200	808
Limited Brands, Inc.	44,799	1,146
Liz Claiborne, Inc.	13,600	504
Lowe’s Companies, Inc.	101,350	6,148
Marriott International, Inc. — Class A	42,700	1,628
Mattel, Inc.	50,860	840
The McClatchy Co. — Class A	4,478	180
McDonald’s Corp.	162,671	5,466
The McGraw-Hill Companies, Inc.	46,680	2,345
Meredith Corp.	5,500	272
The New York Times Co. — Class A	18,892	464
Newell Rubbermaid, Inc.	36,111	933
News Corp. — Class A	308,900	5,925
NIKE, Inc. — Class B	24,700	2,001
Nordstrom, Inc.	28,166	1,028
*Office Depot, Inc.	37,543	1,427
OfficeMax, Inc.	9,300	379
Omnicom Group, Inc.	22,300	1,987
Pulte Homes, Inc.	27,800	800
RadioShack Corp.	17,667	247
*Sears Holdings Corp.	12,699	1,966
The Sherwin-Williams Co.	14,560	691
Snap-on, Inc.	7,617	308
The Stanley Works	9,250	437
Staples, Inc.	95,075	2,312
*Starbucks Corp.	100,200	3,784
Starwood Hotels & Resorts Worldwide, Inc.	28,400	1,714
Target Corp.	112,743	5,510
Tiffany & Co.	18,333	605
Time Warner, Inc.	559,200	9,673
The TJX Companies, Inc.	59,700	1,365
Tribune Co.	34,031	1,104
*Univision Communications, Inc. — Class A	29,100	975
VF Corp.	11,443	777
*Viacom, Inc. — Class B	94,130	3,374
The Walt Disney Co.	286,633	8,598
Wendy’s International, Inc.	15,250	889
Whirlpool Corp.	10,189	842
Yum! Brands, Inc.	35,480	1,784

Total		153,182

Consumer Staples (5.1%)
Alberto-Culver Co.	9,900	482
Altria Group, Inc.	272,704	20,025
Anheuser-Busch Companies, Inc.	100,919	4,601
Archer-Daniels-Midland Co.	85,475	3,528
Avon Products, Inc.	58,750	1,821
Brown-Forman Corp. — Class B	10,868	777
Campbell Soup Co.	24,154	896
The Clorox Co.	19,750	1,204
The Coca-Cola Co.	267,600	11,512

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Coca-Cola Enterprises, Inc.	39,600	807
Colgate-Palmolive Co.	67,254	4,029
ConAgra Foods, Inc.	67,833	1,500
*Constellation Brands, Inc. — Class A	26,000	650
Costco Wholesale Corp.	61,552	3,516
CVS Corp.	106,866	3,281
*Dean Foods Co.	17,800	662
The Estee Lauder Companies, Inc. — Class A	15,500	599
General Mills, Inc.	46,433	2,399
H.J. Heinz Co.	43,783	1,805
The Hershey Co.	23,200	1,278
Kellogg Co.	31,843	1,542
Kimberly-Clark Corp.	59,997	3,702
The Kroger Co.	94,473	2,065
McCormick & Co., Inc.	17,300	580
Molson Coors Brewing Co.	7,500	509
The Pepsi Bottling Group, Inc.	17,500	563
PepsiCo, Inc.	215,800	12,957
The Procter & Gamble Co.	428,461	23,822
Reynolds American, Inc.	11,200	1,291
Safeway, Inc.	58,800	1,529
Sara Lee Corp.	99,284	1,591
SUPERVALU, Inc.	26,685	819
Sysco Corp.	80,750	2,468
Tyson Foods, Inc. — Class A	32,900	489
UST, Inc.	21,033	950
Wal-Mart Stores, Inc.	326,533	15,729
Walgreen Co.	131,954	5,917
Whole Foods Market, Inc.	18,300	1,183
Wm. Wrigley Jr. Co.	29,016	1,316

Total		144,394

Energy (5.4%)
Anadarko Petroleum Corp.	59,854	2,854
Apache Corp.	43,130	2,944
Baker Hughes, Inc.	44,540	3,646
BJ Services Co.	42,000	1,565
Chesapeake Energy Corp.	50,600	1,531
Chevron Corp.	289,468	17,964
ConocoPhillips	215,506	14,122
Devon Energy Corp.	57,500	3,474
El Paso Corp.	90,817	1,362
EOG Resources, Inc.	31,680	2,197
Exxon Mobil Corp.	790,071	48,470
Halliburton Co.	67,385	5,001
Hess Corp.	31,500	1,665
Kerr-McGee Corp.	29,616	2,054
Kinder Morgan, Inc.	13,633	1,362
Marathon Oil Corp.	47,324	3,942
Murphy Oil Corp.	21,700	1,212
*Nabors Industries, Ltd.	40,500	1,368
*National-Oilwell Varco, Inc.	22,800	1,444
Noble Corp.	17,950	1,336
Occidental Petroleum Corp.	55,880	5,730
Rowan Companies, Inc.	14,350	511
Schlumberger, Ltd.	154,066	10,031

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Sunoco, Inc.	17,300	1,199
*Transocean, Inc.	42,454	3,410
Valero Energy Corp.	80,400	5,348
*Weatherford International, Ltd.	45,500	2,258
The Williams Companies, Inc.	77,700	1,815
XTO Energy, Inc.	47,533	2,104

Total		151,919

Financials (11.5%)
ACE, Ltd.	42,500	2,150
AFLAC, Inc.	65,150	3,020
The Allstate Corp.	82,969	4,541
Ambac Financial Group, Inc.	13,800	1,119
American Express Co.	161,100	8,574
American International Group, Inc.	339,190	20,028
Ameriprise Financial, Inc.	31,960	1,428
AmSouth Bancorporation	45,145	1,194
Aon Corp.	41,575	1,448
Apartment Investment & Management Co. — Class A	12,700	552
Archstone-Smith Trust	27,900	1,419
Bank of America Corp.	595,884	28,661
The Bank of New York Co., Inc.	100,820	3,246
BB&T Corp.	71,800	2,986
The Bear Stearns Companies, Inc.	15,745	2,206
Boston Properties, Inc.	11,900	1,076
Capital One Financial Corp.	39,600	3,384
The Charles Schwab Corp.	134,686	2,152
The Chubb Corp.	54,200	2,705
Cincinnati Financial Corp.	22,618	1,063
CIT Group, Inc.	26,000	1,360
Citigroup, Inc.	649,174	31,315
Comerica, Inc.	21,200	1,102
Commerce Bancorp, Inc.	24,100	860
Compass Bancshares, Inc.	16,900	940
Countrywide Financial Corp.	79,298	3,020
*E*TRADE Financial Corp.	55,700	1,271
Equity Office Properties Trust	47,800	1,745
Equity Residential	38,000	1,700
Fannie Mae	126,429	6,081
Federated Investors, Inc. — Class B	11,000	347
Fifth Third Bancorp	72,643	2,684
First Horizon National Corp.	16,100	647
Franklin Resources, Inc.	20,050	1,741
Freddie Mac	90,214	5,143
Genworth Financial, Inc.	47,600	1,658
Golden West Financial Corp.	33,400	2,478
The Goldman Sachs Group, Inc.	56,400	8,484
The Hartford Financial Services Group, Inc.	39,550	3,346
Huntington Bancshares, Inc.	32,000	755
Janus Capital Group, Inc.	27,671	495
JPMorgan Chase & Co.	453,709	19,055
KeyCorp	52,825	1,885
Kimco Realty Corp.	27,600	1,007
Legg Mason, Inc.	17,200	1,712
Lehman Brothers Holdings, Inc.	69,912	4,555

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Lincoln National Corp.	37,445	2,113
Loews Corp.	52,999	1,879
M&T Bank Corp.	10,300	1,215
Marsh & McLennan Companies, Inc.	71,780	1,930
Marshall & Ilsley Corp.	29,400	1,345
MBIA, Inc.	17,550	1,028
Mellon Financial Corp.	54,009	1,860
Merrill Lynch & Co., Inc.	120,700	8,396
MetLife, Inc.	99,015	5,071
MGIC Investment Corp.	11,400	741
Moody’s Corp.	31,900	1,737
Morgan Stanley	139,831	8,839
National City Corp.	70,879	2,565
North Fork Bancorporation, Inc.	60,700	1,831
Northern Trust Corp.	24,250	1,341
Plum Creek Timber Co., Inc.	24,100	856
PNC Financial Services Group, Inc.	38,700	2,716
Principal Financial Group, Inc.	36,200	2,015
The Progressive Corp.	102,200	2,628
ProLogis	32,000	1,668
Prudential Financial, Inc.	64,200	4,988
Public Storage, Inc.	10,800	820
Regions Financial Corp.	59,575	1,973
SAFECO Corp.	15,550	876
Simon Property Group, Inc.	23,900	1,982
SLM Corp.	53,658	2,840
Sovereign Bancorp, Inc.	49,125	998
The St. Paul Travelers Companies, Inc.	90,931	4,054
State Street Corp.	43,400	2,521
SunTrust Banks, Inc.	47,467	3,620
Synovus Financial Corp.	42,150	1,129
T. Rowe Price Group, Inc.	34,700	1,312
Torchmark Corp.	13,150	798
U.S. Bancorp	232,409	7,177
UnumProvident Corp.	39,106	709
Vornado Realty Trust	15,500	1,512
Wachovia Corp.	210,088	11,362
Washington Mutual, Inc.	125,494	5,720
Wells Fargo & Co.	219,385	14,715
XL Capital, Ltd. — Class A	23,500	1,441
Zions Bancorporation	13,900	1,083

Total		321,742

Health Care (6.5%)
Abbott Laboratories	199,325	8,693
Aetna, Inc.	74,016	2,955
Allergan, Inc.	19,933	2,138
AmerisourceBergen Corp.	27,400	1,149
*Amgen, Inc.	154,023	10,047
Applera Corp. — Applied Biosystems Group	24,167	782
*Barr Pharmaceuticals, Inc.	13,900	663
Bausch & Lomb, Inc.	7,000	343
Baxter International, Inc.	85,500	3,143
Becton, Dickinson and Co.	32,250	1,971
*Biogen Idec, Inc.	44,920	2,081
Biomet, Inc.	32,155	1,006

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Boston Scientific Corp.	158,683	2,672
Bristol-Myers Squibb Co.	256,744	6,639
C. R. Bard, Inc.	13,500	989
Cardinal Health, Inc.	54,550	3,509
Caremark Rx, Inc.	57,800	2,882
CIGNA Corp.	15,671	1,544
*Coventry Health Care, Inc.	21,000	1,154
Eli Lilly and Co.	147,566	8,156
*Express Scripts, Inc.	19,200	1,377
*Fisher Scientific International, Inc.	16,200	1,183
*Forest Laboratories, Inc.	42,534	1,646
*Genzyme Corp.	34,000	2,076
*Gilead Sciences, Inc.	59,400	3,514
HCA, Inc.	53,315	2,301
Health Management Associates, Inc. — Class A	31,400	619
*Hospira, Inc.	20,442	878
*Humana, Inc.	21,500	1,155
IMS Health, Inc.	26,033	699
Johnson & Johnson	386,623	23,166
*King Pharmaceuticals, Inc.	31,666	538
*Laboratory Corp. of America Holdings	16,300	1,014
Manor Care, Inc.	10,300	483
McKesson Corp.	39,693	1,877
*Medco Health Solutions, Inc.	39,362	2,255
*MedImmune, Inc.	32,500	881
Medtronic, Inc.	157,600	7,395
Merck & Co., Inc.	285,000	10,383
*Millipore Corp.	6,900	435
Mylan Laboratories, Inc.	27,500	550
*Patterson Companies, Inc.	18,100	632
PerkinElmer, Inc.	16,500	345
Pfizer, Inc.	956,859	22,457
Quest Diagnostics, Inc.	21,200	1,270
Schering-Plough Corp.	193,350	3,679
*St. Jude Medical, Inc.	47,100	1,527
Stryker Corp.	38,200	1,609
*Tenet Healthcare Corp.	61,450	429
*Thermo Electron Corp.	21,400	776
UnitedHealth Group, Inc.	175,856	7,875
*Waters Corp.	13,500	599
*Watson Pharmaceuticals, Inc.	13,300	310
*WellPoint, Inc.	83,200	6,054
Wyeth	175,771	7,806
*Zimmer Holdings, Inc.	32,373	1,836

Total		184,145

Industrials (6.2%)
3M Co.	98,424	7,950
*Allied Waste Industries, Inc.	31,550	358
American Power Conversion Corp.	22,150	432
American Standard Companies, Inc.	23,100	1,000
Avery Dennison Corp.	14,350	833
The Boeing Co.	104,418	8,553
Burlington Northern Santa Fe Corp.	47,608	3,773
Caterpillar, Inc.	87,424	6,511
Cendant Corp.	130,573	2,127

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Cintas Corp.	17,967	714
Cooper Industries, Ltd. — Class A	12,100	1,124
CSX Corp.	28,950	2,039
Cummins, Inc.	6,100	746
Danaher Corp.	30,800	1,981
Deere & Co.	30,640	2,558
Dover Corp.	26,633	1,316
Eaton Corp.	19,600	1,478
Emerson Electric Co.	53,625	4,494
Equifax, Inc.	16,800	577
FedEx Corp.	39,840	4,656
Fluor Corp.	11,400	1,059
General Dynamics Corp.	52,700	3,450
General Electric Co.	1,357,798	44,754
Goodrich Corp.	16,200	653
Honeywell International, Inc.	108,150	4,358
Illinois Tool Works, Inc.	54,100	2,570
Ingersoll-Rand Co., Ltd. — Class A	42,940	1,837
ITT, Inc.	24,200	1,198
L-3 Communications Holdings, Inc.	15,900	1,199
Lockheed Martin Corp.	46,222	3,316
Masco Corp.	51,900	1,538
*Monster Worldwide, Inc.	16,733	714
*Navistar International Corp.	8,020	197
Norfolk Southern Corp.	54,143	2,881
Northrop Grumman Corp.	44,862	2,874
PACCAR, Inc.	21,727	1,790
Pall Corp.	16,316	457
Parker Hannifin Corp.	15,700	1,218
Pitney Bowes, Inc.	29,027	1,199
R. R. Donnelley & Sons Co.	28,233	902
Raytheon Co.	58,300	2,598
Robert Half International, Inc.	22,460	943
Rockwell Automation, Inc.	23,150	1,667
Rockwell Collins, Inc.	22,350	1,249
Ryder System, Inc.	8,000	467
Southwest Airlines Co.	92,195	1,509
Textron, Inc.	16,950	1,562
Tyco International, Ltd.	265,983	7,315
Union Pacific Corp.	35,140	3,267
United Parcel Service, Inc. — Class B	141,600	11,659
United Technologies Corp.	131,966	8,369
W.W. Grainger, Inc.	10,000	752
Waste Management, Inc.	71,197	2,555

Total		175,296

Information Technology (8.0%)
*ADC Telecommunications, Inc.	15,307	258
Adobe Systems, Inc.	78,150	2,373
*Advanced Micro Devices, Inc.	63,200	1,543
*Affiliated Computer Services, Inc. — Class A	15,500	800
*Agilent Technologies, Inc.	55,588	1,754
*Altera Corp.	46,965	824
Analog Devices, Inc.	47,143	1,515
*Andrew Corp.	20,762	184
*Apple Computer, Inc.	111,100	6,346

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Applied Materials, Inc.	204,200	3,324
*Autodesk, Inc.	30,232	1,042
Automatic Data Processing, Inc.	75,300	3,415
*Avaya, Inc.	53,712	613
*BMC Software, Inc.	27,840	665
*Broadcom Corp. — Class A	59,850	1,798
CA, Inc.	59,532	1,223
*Ciena Corp.	76,700	369
*Cisco Systems, Inc.	797,167	15,569
*Citrix Systems, Inc.	23,780	955
*Computer Sciences Corp.	24,550	1,189
*Compuware Corp.	49,243	330
*Comverse Technology, Inc.	26,400	522
*Convergys Corp.	18,250	356
*Corning, Inc.	203,400	4,920
*Dell, Inc.	296,667	7,242
*eBay, Inc.	151,000	4,423
*Electronic Arts, Inc.	40,000	1,722
Electronic Data Systems Corp.	67,700	1,629
*EMC Corp.	308,786	3,387
First Data Corp.	99,947	4,502
*Fiserv, Inc.	22,925	1,040
*Freescale Semiconductor, Inc. — Class B	53,006	1,558
*Gateway, Inc.	34,350	65
*Google, Inc. — Class A	26,900	11,280
Hewlett-Packard Co.	364,267	11,540
Intel Corp.	759,643	14,395
International Business Machines Corp.	202,410	15,549
*Intuit, Inc.	22,300	1,347
Jabil Circuit, Inc.	23,233	595
*JDS Uniphase Corp.	220,000	557
*Juniper Networks, Inc.	73,900	1,182
KLA-Tencor Corp.	26,000	1,081
*Lexmark International, Inc. — Class A	13,800	770
Linear Technology Corp.	39,650	1,328
*LSI Logic Corp.	51,800	464
*Lucent Technologies, Inc.	584,962	1,416
Maxim Integrated Products, Inc.	41,900	1,345
*Micron Technology, Inc.	94,650	1,425
Microsoft Corp.	1,145,600	26,692
Molex, Inc.	18,575	624
Motorola, Inc.	322,519	6,499
National Semiconductor Corp.	44,086	1,051
*NCR Corp.	23,800	872
*Network Appliance, Inc.	48,900	1,726
*Novell, Inc.	44,300	294
*Novellus Systems, Inc.	16,600	410
*NVIDIA Corp.	46,000	979
*Oracle Corp.	508,550	7,369
*Parametric Technology Corp.	14,528	185
Paychex, Inc.	43,640	1,701
*PMC-Sierra, Inc.	27,000	254
*QLogic Corp.	21,100	364
QUALCOMM, Inc.	218,866	8,770
Sabre Holdings Corp. — Class A	17,309	381
*SanDisk Corp.	25,500	1,300

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Sanmina-SCI Corp.	69,600	320
*Solectron Corp.	119,400	408
*Sun Microsystems, Inc.	456,754	1,896
*Symantec Corp.	135,132	2,100
Symbol Technologies, Inc.	33,150	358
Tektronix, Inc.	10,940	322
*Tellabs, Inc.	58,508	779
*Teradyne, Inc.	25,850	360
Texas Instruments, Inc.	203,475	6,163
*Unisys Corp.	44,750	281
*VeriSign, Inc.	32,000	741
*Xerox Corp.	119,900	1,668
Xilinx, Inc.	44,900	1,017
*Yahoo!, Inc.	163,700	5,402

Total		223,015

Materials (1.6%)
Air Products and Chemicals, Inc.	29,233	1,869
Alcoa, Inc.	113,643	3,678
Allegheny Technologies, Inc.	11,431	791
Ashland, Inc.	9,300	620
Ball Corp.	13,668	506
Bemis Co., Inc.	13,700	419
The Dow Chemical Co.	125,624	4,904
E. I. du Pont de Nemours and Co.	120,345	5,007
Eastman Chemical Co.	10,675	576
Ecolab, Inc.	23,800	966
Freeport-McMoRan Copper & Gold, Inc. — Class B	24,619	1,364
*Hercules, Inc.	14,800	226
International Flavors & Fragrances, Inc.	10,275	362
International Paper Co.	64,324	2,078
Louisiana-Pacific Corp.	13,900	304
MeadWestvaco Corp.	23,614	660
Monsanto Co.	35,378	2,978
Newmont Mining Corp.	58,630	3,104
Nucor Corp.	40,668	2,206
*Pactiv Corp.	18,400	455
Phelps Dodge Corp.	26,620	2,187
PPG Industries, Inc.	21,633	1,428
Praxair, Inc.	42,200	2,279
Rohm and Haas Co.	18,934	949
Sealed Air Corp.	10,636	554
Sigma-Aldrich Corp.	8,700	632
Temple-Inland, Inc.	14,400	617
United States Steel Corp.	16,350	1,146
Vulcan Materials Co.	13,100	1,022
Weyerhaeuser Co.	32,120	1,999

Total		45,886

Telecommunication Services (1.8%)
ALLTEL Corp.	50,843	3,245
AT&T, Inc.	507,706	14,160
BellSouth Corp.	236,235	8,552
CenturyTel, Inc.	15,200	565
Citizens Communications Co.	42,400	553
*Embarq Corp.	19,503	799

Balanced Portfolio

Balanced Portfolio

Common Stocks (53.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
*Qwest Communications International, Inc.	204,420	1,654
Sprint Nextel Corp.	388,960	7,775
Verizon Communications, Inc.	380,938	12,758

Total		50,061

Utilities (1.8%)
*The AES Corp.	85,975	1,586
*Allegheny Energy, Inc.	21,300	790
Ameren Corp.	26,833	1,355
American Electric Power Co., Inc.	51,420	1,761
CenterPoint Energy, Inc.	40,626	508
*CMS Energy Corp.	28,900	374
Consolidated Edison, Inc.	32,125	1,428
Constellation Energy Group	23,400	1,276
Dominion Resources, Inc.	45,425	3,397
DTE Energy Co.	23,250	947
Duke Energy Corp.	161,249	4,735
*Dynegy, Inc. — Class A	48,200	264
Edison International	42,580	1,661
Entergy Corp.	27,191	1,924
Exelon Corp.	87,324	4,962
FirstEnergy Corp.	43,074	2,335
FPL Group, Inc.	52,786	2,184
KeySpan Corp.	22,700	917
Nicor, Inc.	5,750	239
NiSource, Inc.	35,584	777
Peoples Energy Corp.	5,000	180
PG&E Corp.	45,375	1,782
Pinnacle West Capital Corp.	13,000	519
PPL Corp.	49,666	1,604
Progress Energy, Inc.	33,079	1,418
Public Service Enterprise Group, Inc.	32,840	2,171
Sempra Energy	33,859	1,540
The Southern Co.	96,900	3,106
TECO Energy, Inc.	27,300	408
TXU Corp.	60,430	3,613
Xcel Energy, Inc.	52,970	1,016

Total		50,777

Total Common Stocks (Cost: $818,301)		1,500,417

Money Market Investments (13.2%)

Asset-Backed Securities (CMO’s) (0.0%)
Ford Credit Auto Owner Trust, 4.72%, 11/15/06	223,888	224

Total		224

Autos (1.6%)
(b)New Center Asset Trust, 5.24%, 8/8/06	15,000,000	14,917
(b)New Center Asset Trust, 5.28%, 7/26/06	15,000,000	14,945
Toyota Motor Credit Corp., 5.25%, 7/31/06	15,000,000	14,934

Total		44,796

Money Market Investments (13.2%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.9%)
Fannie Mae, 3.125%, 5/4/07	2,700,000	2,647
Fannie Mae, 4.00%, 5/23/07	8,000,000	7,894
(b)Federal Home Loan, 5.16%, 9/26/06	15,000,000	14,816

Total		25,357

Finance Lessors (2.1%)
Ranger Funding, Co. LLC, 5.21%, 8/1/06	15,000,000	14,933
Ranger Funding, Co. LLC, 5.28%, 8/9/06	15,000,000	14,914
Windmill Funding Corp., 5.02%, 7/6/06	15,000,000	14,990
Windmill Funding Corp., 5.27%, 7/21/06	15,000,000	14,956

Total		59,793

Finance Services (1.8%)
(b)Bryant Park Funding LLC, 5.01%, 7/6/06	15,000,000	14,989
HBOS PLC, 3.125%, 1/12/07 144A	3,200,000	3,159
HBOS Treasury Services PLC, 5.12%, 2/9/07	3,000,000	3,000
(b)Preferred Receivable Funding, 5.11%, 7/12/06	15,000,000	14,977
(b)Preferred Receivable Funding, 5.15%, 7/17/06	15,000,000	14,966

Total		51,091

Miscellaneous Business Credit Institutions (0.5%)
(b)Caterpillar Financial, 5.29%, 7/26/06	15,000,000	14,945

Total		14,945

National Commercial Banks (1.2%)
(b)Citigroup Funding, Inc., 5.26%, 7/28/06	15,000,000	14,940
FleetBoston Financial Corp., 8.625%, 1/15/07	2,500,000	2,537
Rabobank USA, 5.25%, 7/3/06	14,600,000	14,596
Royal Bank of Scotland — New York, 5.28%, 12/27/06	3,000,000	3,000

Total		35,073

Personal Credit Institutions (0.7%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,400
(b)American Express Credit Corp., 5.25%, 7/17/06	15,000,000	14,965

Total		18,365

Security Brokers and Dealers (2.0%)
(b)Bear Stearns Co., Inc., 5.31%, 8/14/06	15,000,000	14,903
(b)Bear Stearns Co., Inc., 5.33%, 8/16/06	15,000,000	14,898
Goldman Sachs Group, Inc., 3.55%, 8/1/2006	3,300,000	3,300
Merrill Lynch & Co., Inc., 5.233%, 1/26/07	3,000,000	3,002

Balanced Portfolio

Balanced Portfolio

Money Market Investments (13.2%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Merrill Lynch & Co., Inc., 5.085%, 12/22/06	2,900,000	2,902
(b)Morgan Stanley Dean Witter, 5.28%, 7/14/06	15,000,000	14,971
Morgan Stanley Dean Witter, 4.93%, 11/24/06	3,100,000	3,101

Total		57,077

Short Term Business Credit (2.4%)
HSBC Finance Corp., 5.75%, 1/30/07	2,800,000	2,802
HSBC Finance Corp., 7.875%, 3/1/07	3,100,000	3,143
(b)Old Line Funding Corp., 5.00%, 7/5/06	15,000,000	14,993
(b)Old Line Funding Corp., 5.20%, 7/17/06	15,000,000	14,965
Sheffield Receivables, 5.28%, 8/2/06	15,000,000	14,930
Sheffield Receivables, 5.29%, 8/2/06	15,000,000	14,929

Total		65,762

Total Money Market Investments (Cost: $372,537)		372,483

Total Investments (103.1%) (Cost $2,246,447)(a)		2,900,708

Other Assets, Less Liabilities (-3.1%)		(87,474)

Net Assets (100.0%)		2,813,234

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $37,323, representing 1.33% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $2,246,447 and the net unrealized appreciation of investments based on that cost was $654,261 which is comprised of $771,332 aggregate gross unrealized appreciation and $117,071 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	582	9/06	$5,225
(Total Notional Value at June 30, 2006, $180,927)
US 5 Year Note (CBT) Commodity (Short)	133	9/06	$(57)
(Total Notional Value at June 30, 2006, $13,810)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned. See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

High Yield Bond Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,021.50	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. In contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds.

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.8%)
L-3 Communications Corp., 6.125%, 7/15/13	765,000	729
L-3 Communications Corp., 6.375%, 10/15/15	470,000	449
L-3 Communications Corp., 7.625%, 6/15/12	765,000	776

Total		1,954

Autos/Vehicle Parts (5.1%)
Arvinmeritor, Inc., 8.75%, 3/1/12	1,229,000	1,198
Ford Motor Co., 7.45%, 7/16/31	845,000	611
Ford Motor Credit Co., 7.375%, 2/1/11	1,305,000	1,169
Ford Motor Credit Co., 8.625%, 11/1/10	1,135,000	1,062
General Motors Acceptance Corp., 6.75%, 12/1/14	870,000	808
General Motors Acceptance Corp., 6.875%, 9/15/11	3,180,000	3,034
General Motors Acceptance Corp., 7.75%, 1/19/10	1,480,000	1,472
General Motors Corp., 8.375%, 7/15/33	1,690,000	1,360
The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,820,000	1,688
TRW Automotive, Inc., 9.375%, 2/15/13	410,000	436

Total		12,838

Basic Materials (9.4%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,548
Arch Western Finance LLC, 6.75%, 7/1/13	1,170,000	1,120
BCP Caylux Holding, 9.625%, 6/15/14	755,000	819
Bowater Canada Finance, 7.95%, 11/15/11	780,000	741
Cascades, Inc., 7.25%, 2/15/13	504,000	466
Crown Americas Inc., 7.625%, 11/15/13 144A	962,000	945
Crown Americas Inc., 7.75%, 11/15/15 144A	825,000	813
Equistar Chemicals LP, 8.75%, 2/15/09	1,030,000	1,063
Equistar Chemicals LP, 10.625%, 5/1/11	1,585,000	1,702
Georgia-Pacific Corp., 7.70%, 6/15/15	390,000	372
Georgia-Pacific Corp., 8.125%, 5/15/11	845,000	841
Graham Packaging Co., 9.875%, 10/15/14	477,000	472
Graphic Packaging International Corp., 9.50%, 8/15/13	436,000	432
Hexion US Finance Corp., 9.00%, 7/15/14	562,000	569
Huntsman LLC, 11.50%, 7/15/12	745,000	833
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	965,000	903
Invista, 9.25%, 5/1/12 144A	875,000	919
Jefferson Smurfit, Corp., 7.50%, 6/1/13	620,000	555
Massey Energy Co., 6.875%, 12/15/13 144A	1,650,000	1,535
Norampac Inc., 6.75%, 6/1/13	625,000	563
Novelis, Inc., 7.75%, 2/15/15 144A	748,000	718

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	987
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,567
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,343
Smurfit-Stone Container, 8.375%, 7/1/12	1,850,000	1,748

Total		23,574

Builders/Building Materials (2.8%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	504
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	203
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	340,000	315
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,400,000	1,278
KB Home, 5.75%, 2/1/14	612,000	538
KB Home, 7.25%, 6/15/18	434,000	405
KB Home, 7.75%, 2/1/10	1,030,000	1,030
Standard Pacific Corp., 6.50%, 8/15/10	1,250,000	1,172
Technical Olympic USA, Inc., 8.25%, 4/1/11 144A	975,000	909
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	729

Total		7,083

Capital Goods (2.7%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	915,000	979
Case New Holland, Inc., 9.25%, 8/1/11	1,676,000	1,764
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	716
(e)Stanadyne Corp., 12.00%, 2/15/15	1,030,000	515
Terex Corp. 7.375%, 1/15/14	610,000	607
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,168

Total		6,749

Consumer Products/Retailing (6.4%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	825,000	765
Delhaize America, Inc., 8.125%, 4/15/11	1,330,000	1,399
Education Management LLC, 10.25%, 6/1/16 144A	1,155,000	1,149
General Nutrition Centers, Inc., 8.625%, 1/15/11	374,000	374
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,105
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	1,419,000	1,305
Jostens IH Corp., 7.625%, 10/1/12	844,000	819
Levi Strauss & Co., 9.74%, 4/1/12	780,000	794
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,692
Phillips Van Heusen Corp., 7.25%, 2/15/11	563,000	557

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	205
Rayovac Corp., 8.50%, 10/1/13	1,255,000	1,073
Rent-A-Center, 7.50%, 5/1/10	497,000	495
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,513
Samsonite Corp., 8.875%, 6/1/11	1,057,000	1,097
Simmons Bedding Co., 7.875%, 1/15/14	1,115,000	1,043
Warnaco, Inc., 8.875%, 6/15/13	755,000	766

Total		16,151

Energy (11.0%)
AmeriGas Partners LP, 7.25%, 5/20/15	1,505,000	1,422
Basic Energy Services, Inc., 7.125%, 4/15/16 144A	610,000	567
Chesapeake Energy Corp., 6.375%, 6/15/15	1,478,000	1,371
Chesapeake Energy Corp., 6.625%, 1/15/06	2,190,000	2,037
Chesapeake Energy Corp., 7.625%, 7/15/13	1,535,000	1,545
Colorado Interstate Gas, 6.80%, 11/15/15	1,675,000	1,614
Denbury Resources, Inc., 7.50%, 12/15/15	410,000	408
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,338
Hanover Compressor Co., 7.50%, 4/15/13	152,000	149
Hanover Compressor Co., 9.00%, 6/1/14	665,000	695
Kerr-McGee Corp., 6.95%, 7/1/24	1,030,000	1,035
Kinder Morgan, Inc., 5.35%, 1/5/11	875,000	806
Newfield Exploration Co., 6.625%, 9/1/14	190,000	181
Newfield Exploration Co., 6.625%, 4/15/16	1,330,000	1,254
Petrohawk Energy Corp., 9.125%, 7/15/13 144A	1,536,000	1,528
Pioneer Natural Resource Co., 5.875%, 7/15/16	610,000	555
Pogo Producing Co., 7.875%, 5/1/13 144A	726,000	728
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,032
Sesi LLC, 6.875%, 6/1/14 144A	1,145,000	1,102
Sonat, Inc., 7.625%, 7/15/11	995,000	1,005
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	1,019,745	994
Tesoro Corp., 6.625%, 11/1/15 144A	1,225,000	1,161
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,201
Williams Companies, Inc., 6.375%, 10/1/10 144A	4,095,000	3,994

Total		27,722

Financials (2.6%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	555,000	565
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,240
Fairfax Financial Holdings, 7.75%, 4/26/12	899,000	782

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	399
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	614
Residential Capital Corp., 6.898%, 4/17/09 144A	2,171,000	2,172
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	811

Total		6,583

Foods (2.7%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	939
Dole Foods Co., 8.625%, 5/1/09	390,000	372
Gold Kist, Inc., 10.25%, 3/15/14	604,000	630
Land O Lakes, Inc., 9.00%, 12/15/10	643,000	669
Reynolds America, Inc., 7.25%, 6/1/13 144A	2,095,000	2,047
Reynolds America, Inc., 7.625%, 6/1/16 144A	1,525,000	1,491
Smithfield Foods, Inc., 7.75%, 5/15/13	755,000	740

Total		6,888

Gaming/Leisure/Lodging (9.8%)
AMC Entertainment, Inc., 9.50%, 2/1/11	415,000	408
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	779
American Casino & Entertainment, 7.85%, 2/1/12	780,000	782
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,367
Corrections Corp. of America, 6.25%, 3/15/13	1,633,000	1,535
Corrections Corp. of America, 6.75%, 1/31/14	219,000	210
(c)Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	447,844	385
Hertz Corp., 8.875%, 1/1/14 144A	1,720,000	1,763
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,853
Intrawest Corp., 7.50%, 10/15/13	615,000	612
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,080
MGM Mirage, Inc., 6.625%, 7/15/15	816,000	761
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	727
MGM Mirage, Inc., 8.375%, 2/1/11	1,130,000	1,158
MGM Mirage, Inc., 8.50%, 9/15/10	1,210,000	1,257
Mohegan Tribal Gaming, 6.125%, 2/15/13	415,000	391
Penn National Gaming, Inc., 6.75%, 3/1/15	641,000	598
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	397
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	875,000	867
Starwood Hotels & Resorts, 7.875%, 5/1/12	735,000	767
Station Casinos, Inc., 6.00%, 4/1/12	390,000	365
Station Casinos, Inc., 6.625%, 3/15/18	615,000	557
Station Casinos, Inc., 6.875%, 3/1/16	1,180,000	1,100
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	780,000	750
Universal City Development Corp., 11.75%, 4/1/10	907,000	987
Universal City Florida, 8.375%, 5/1/10	400,000	402
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,050,000	1,932

Total		24,790

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals (6.9%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	410,000	416
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	414
HCA, Inc., 6.50%, 2/15/16	2,130,000	1,969
HCA, Inc., 6.95%, 5/1/12	2,952,000	2,882
Iasis Healthcare Corp., 8.75%, 6/15/14	1,772,000	1,737
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	709
Omega Healthcare Investors, Inc., 7.00%, 1/15/16	1,235,000	1,176
Omnicare Inc., 6.75%, 12/15/13	825,000	786
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	645
Service Corp. International, 6.75%, 4/1/16	825,000	759
Tenet Healthcare Corp., 6.375%, 12/1/11	1,170,000	1,044
Triad Hospitals, Inc., 7.00%, 5/15/12	950,000	945
US Oncology, Inc., 9.00%, 8/15/12	940,000	978
Vanguard Health Holding II, 9.00%, 10/1/14	1,175,000	1,172
Ventas Realty LP, 6.50%, 6/1/16	340,000	326
Ventas Realty LP, 6.75%, 6/1/10	605,000	599
Ventas Realty LP, 9.00%, 5/1/12	750,000	821

Total		17,378

Media (11.0%)
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10 144A	845,000	845
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,235,000	1,081
CMP Susquehanna Corp., 9.875%, 5/15/14 144A	290,000	270
CSC Holdings, Inc., 7.25%, 4/15/12 144A	935,000	902
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,055
CSC Holdings, Inc., 7.875%, 2/15/18	845,000	843
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	794
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	415
The DIRECTV Group, Inc., 6.375%, 6/15/15	1,495,000	1,379
Echostar DBS Corp., 6.375%, 10/1/11	2,250,000	2,154
EchoStar DBS Corp., 7.125%, 2/1/16 144A	820,000	789
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	934,000	927
Intelsat Bermuada Ltd., 11.25%, 6/15/16 144A	1,098,000	1,125
Intelsat Bermuada Ltd., 11.64%, 6/15/13 144A	878,000	896
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	845,000	891
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,207
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,068
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	785,000	754
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	371
Primedia, Inc., 8.00%, 5/15/13	780,000	698
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	730,000	666
R.H. Donnelley Corp., 6.875%, 1/15/13	1,250,000	1,150
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	3,030,000	2,788

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)
Media continued
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	695,000	701
Rogers Cable, Inc., 6.25%, 6/15/13	681,000	638
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	772
Sinclair Broadcast Group, 8.00%, 3/15/12	1,205,000	1,223
Videotron Ltee, 6.375%, 12/15/15	340,000	310

Total		27,712

Real Estate (1.5%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	374
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,178
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,008
Trustreet Properties, Inc., 7.50%, 4/1/15	1,225,000	1,207

Total		3,767

Services (2.3%)
Allied Waste North America, 6.375%, 4/15/11	2,595,000	2,490
Allied Waste North America, 6.50%, 11/15/10	980,000	946
Allied Waste North America, 7.25%, 3/15/15	1,411,000	1,348
WCA Waste Corp., 9.25%, 6/15/14 144A	880,000	889

Total		5,673

Structured Product (3.6%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	5,625,579	5,573
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	3,520,000	3,500

Total		9,073

Technology (3.9%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,074
Nortel Networks Ltd., 10.75%, 7/15/16 144A	1,760,000	1,790
Sanmina Corp., 8.125%, 3/1/16	730,000	712
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	617
Sungard Data Systems, Inc., 4.875%, 1/15/14	415,000	361
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	1,315,000	1,364
Unisys Corp., 8.00%, 10/15/12	1,289,000	1,199
Xerox Corp., 6.40%, 3/15/16	485,000	458
Xerox Corp., 7.20%, 4/1/16	751,000	753
Xerox Corp., 7.625%, 6/15/13	1,415,000	1,426

Total		9,754

Telecommunications (5.8%)
American Tower Corp., 7.125%, 10/15/12	1,260,000	1,257
Citizens Communications, 9.25%, 5/15/11	2,955,000	3,177
Embarq Corp., 6.738%, 6/1/13	565,000	563
Qwest Capital Funding, 7.90%, 8/15/10	870,000	866
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	374
Qwest Corp., 7.875%, 9/1/11	3,156,000	3,194
Rogers Wireless, Inc., 6.375%, 3/1/14	620,000	591
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	505
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,247

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (95.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Windstream Corp., 8.125%, 8/1/13 144A	1,150,000	1,173
Windstream Corp., 8.625%, 8/1/16 144A	1,535,000	1,570

Total		14,517

Transportation-Rail & Other (2.0%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	468,000	498
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	827
OMI Corp., 7.625%, 12/1/13	1,173,000	1,170
Progress Rail, 7.75%, 4/1/12 144A	560,000	605
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	518
Stena AB, 7.50%, 11/1/13	1,515,000	1,469

Total		5,087

Utilities (5.5%)
The AES Corp., 8.75%, 5/15/13 144A	1,750,000	1,872
The AES Corp., 9.375%, 9/15/10	860,000	920
Aquila, Inc., 9.95%, 2/1/11	78,000	88
CMS Energy Corp., 7.75%, 8/1/10	1,170,000	1,188
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	910,000	896
Edison Mission Energy, 7.73%, 6/15/09	1,280,000	1,293
Midwest Generation LLC, 8.75%, 5/1/34	935,000	991
NRG Energy, Inc., 7.25%, 2/1/14	1,810,000	1,765
NRG Energy, Inc., 7.375%, 2/1/16	1,455,000	1,419
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,192
Teco Energy, Inc., 6.75%, 5/1/15	565,000	549
TXU Corp., 5.55%, 11/15/14	1,895,000	1,719

Total		13,892

Total Bonds (Cost: $246,984)		241,185

Preferred Stocks (0.0%)

Media (0.0%)
PTV, Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
*Shreveport Gaming Holdings, Inc.	4,168	55

Total Common Stocks and Warrants (Cost: $76)		55

Money Market Investments (6.5%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (2.4%)
Paccar Financial Corp., 5.20%, 7/3/06	6,000,000	5,998

Total		5,998

National Commercial Banks (1.7%)
(b)Rabobank USA, 5.25%, 7/3/06	4,300,000	4,299

Total		4,299

Security Brokers and Dealers (2.4%)
Morgan Stanley Dean Witter, 5.27%, 7/7/06	6,000,000	5,995

Total		5,995

Total Money Market Investments (Cost: $16,292)		16,292

Total Investments (102.3%) (Cost $263,352)(a)		257,532

Other Assets, Less Liabilities (-2.3%)		(5,699)

Net Assets (100.0%)		251,833

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $55,003, representing 21.84% of the net assets.

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $263,352 and the net unrealized depreciation of investments based on that cost was $5,820 which is comprised of $1,511 aggregate gross unrealized appreciation and $7,331 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Select Bond Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds. Consistent with the Fund’s stated parameters, no more than 10% of the portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$989.90	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Select Bond Portfolio

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2006 (unaudited)

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.8%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,773
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	770,000	717
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,014
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,491
General Dynamics Corp., 4.25%, 5/15/13	600,000	548
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	982
Lockheed Martin Corp., 8.50%, 12/1/29	735,000	925
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,606

Total		15,056

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,921

Total		1,921

Banking (3.3%)
Bank of America Corp., 7.40%, 1/15/11	1,968,000	2,094
Bank of New York, 4.95%, 1/14/11	1,050,000	1,021
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,741
BB&T Corp., 4.90%, 6/30/17	650,000	590
Compass Bank, 5.50%, 4/1/20	800,000	751
Countrywide Financial Corp., 6.25%, 5/15/16	560,000	549
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	1,675,000	1,551
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,147
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,375
Residential Capital Corp., 6.00%, 2/22/11	3,265,000	3,163
Residential Capital Corp., 6.50%, 4/17/13	2,695,000	2,645
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,324
UnionBanCal Corp., 5.25%, 12/16/13	565,000	540
Wachovia Corp., 5.35%, 3/15/11	2,215,000	2,184
Washington Mutual Bank, 5.95%, 5/20/13	770,000	761
Wells Fargo Bank NA, 6.45%, 2/1/11	2,100,000	2,162
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,449

Total		27,047

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	408
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,335
Bottling Group LLC, 5.50%, 4/1/16	815,000	786
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,500

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Diageo Capital PLC, 4.375%, 5/3/10	420,000	399
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,578
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	1,976

Total		9,982

Cable/Media/Broadcasting/Satellite (0.9%)
Comcast Corp., 6.45%, 3/15/37	985,000	925
News America, Inc., 6.40%, 12/15/35	395,000	365
TCI Communications, Inc., 8.75%, 8/1/15	735,000	840
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,198
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	165,000	187
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,687
Viacom, Inc., 6.25%, 4/30/16 144A	390,000	379

Total		7,581

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	370,000	357

Total		357

Consumer Products (0.7%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,665
Fortune Brands, Inc., 5.375%, 1/15/16	585,000	541
Fortune Brands, Inc., 5.875%, 1/15/36	355,000	309
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,119

Total		5,634

Electric Utilities (4.3%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	575
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	262
Commonwealth Edison Co., 5.90%, 3/15/36	365,000	336
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,574
DTE Energy Co., 6.375%, 4/15/33	325,000	308
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,643
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,217
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,073
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	603
Florida Power Co., 4.50%, 6/1/10	2,115,000	2,023
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,805
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,445
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	805,648	767

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	905
MidAmerican Energy Holdings Co., 6.125%, 4/1/36 144A	195,000	182
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,138
Nevada Power Co., 6.50%, 5/15/18 144A	1,155,000	1,126
Ohio Edison Co., 6.875%, 7/15/36	555,000	564
Oncor Electric Delivery Co., 7.00%, 9/1/22	1,115,000	1,156
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,923
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,625
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	485
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	147
Progress Energy, Inc., 6.85%, 4/15/12	710,000	736
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	955
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,317
Tampa Electric Co., 6.55%, 5/15/36	385,000	387
Virginia Electric & Power Co., 6.00%, 1/15/36	1,600,000	1,463
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	579

Total		35,319

Food Processors (0.7%)
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,729
Kraft Foods, Inc., 6.25%, 6/1/12	2,020,000	2,044

Total		5,773

Gaming/Lodging/Leisure (0.3%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	1,080,000	984
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	330,000	322
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,169

Total		2,475

Gas Pipelines (0.6%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,233
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,316
Kinder Morgan Finance, 5.35%, 1/5/11	2,910,000	2,680

Total		5,229

Independent Finance (0.6%)
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,217
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,404
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,336

Total		4,957

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.2%)
Cisco Systems, Inc., 5.50%, 2/22/16	2,125,000	2,040

Total		2,040

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	806

Total		806

Oil and Gas (1.8%)
Amerada Hess Corp., 7.125%, 3/15/33	195,000	202
Anadarko Finance Co., 7.50%, 5/1/31	785,000	843
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,194
Devon Energy Corp., 7.95%, 4/15/32	195,000	225
Nexen, Inc., 5.875%, 3/10/35	215,000	190
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,467
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,131
Pemex Project Funding Master Trust, 5.75%, 12/15/15	4,745,000	4,371
Petro-Canada, 5.95%, 5/15/35	1,060,000	969
Pioneer Natural Resource, 6.875%, 5/1/18	960,000	925
Talisman Energy, Inc., 5.85%, 2/1/37	1,110,000	979
XTO Energy, Inc., 5.30%, 6/30/15	195,000	181

Total		14,677

Other Finance (0.4%)
SLM Corp., 5.45%, 4/25/11	3,020,000	2,968

Total		2,968

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	504

Total		504

Paper and Forest Products (0.1%)
Weyerhaeuser Co., 7.375%, 3/15/32	590,000	597

Total		597

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,280

Total		2,280

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,074
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,468

Total		4,542

Railroads (1.1%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,033
Canadian National Railway Co., 5.80%, 6/1/16	395,000	393
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,868
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,133

Total		9,427

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	560
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	961
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,258
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,246
HRPT Properties Trust, 5.75%, 11/1/15	800,000	762
ProLogis, 5.50%, 3/1/13	1,070,000	1,038
ProLogis, 5.75%, 4/1/16	1,115,000	1,075
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,630
Simon Property Group LP, 5.375%, 6/1/11	2,960,000	2,886
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,146

Total		13,562

Retail Food and Drug (0.4%)
CVS Corp., 4.875%, 9/15/14	1,510,000	1,380
Delhaize America, Inc., 8.125%, 4/15/11	1,965,000	2,067

Total		3,447

Retail Stores (1.3%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,833
The Home Depot, Inc., 5.40%, 3/1/16	1,860,000	1,783
J.C. Penney Co., Inc., 6.875%, 10/15/15	490,000	505
May Department Stores Co., 6.65%, 7/15/24	195,000	191
Target Corp., 5.40%, 10/1/08	4,555,000	4,539

Total		10,851

Security Brokers and Dealers (1.0%)
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11	2,445,000	2,477
Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,420,000	2,294
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	900,000	860
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	990,000	922
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,642

Total		8,195

Telecommunications (2.6%)
ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,181
(e)AT&T Corp., 8.00%, 11/15/31	1,645,000	1,889
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,592
AT&T, Inc., 5.10%, 9/15/14	625,000	580
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,597
Deutsche Telekom International Finance, 5.75%, 3/23/16	1,475,000	1,392
Embarq Corp., 6.738%, 6/1/13	610,000	608
Embarq Corp., 7.082%, 6/1/16	1,070,000	1,064
Embarq Corp., 7.995%, 6/1/36	840,000	844
France Telecom SA, 8.50%, 3/1/31	800,000	963

Corporate Bonds (26.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,078
Sprint Capital Corp., 8.75%, 3/15/32	685,000	826
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,464
Telefonica Emisiones SAU, 7.045%, 6/20/36	395,000	395
Verizon Communications, Inc., 5.55%, 2/15/16	845,000	792
Verizon Global Funding Corp., 5.85%, 9/15/35	1,940,000	1,688
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	1,988
Vodafone Group PLC, 5.75%, 3/15/16	370,000	352

Total		21,293

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	712
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	332

Total		1,044

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,376

Total		1,376

Total Corporate Bonds (Cost: $227,104)		218,940

Governments (21.2%)

Governments (21.2%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,895
(e)BECCS, 14.00%, 11/15/11	5,600,000	5,494
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,713
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,292
Federal Home Loan Bank, 6.00%, 7/17/18	2,365,000	2,046
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,075
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,082
(f)Japan Government, 0.10%, 1/20/07	1,360,000,000	11,865
Overseas Private Investment, 4.10%, 11/15/14	2,445,360	2,287
(e)Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,748
US Treasury, 4.375%, 12/15/10	8,033,000	7,803
US Treasury, 4.50%, 2/15/16	2,139,000	2,035
US Treasury, 4.50%, 2/15/36	12,453,000	11,166
US Treasury, 4.625%, 2/29/08	11,885,000	11,777

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Select Bond Portfolio

Governments (21.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
(g)US Treasury, 4.875%, 4/30/11	40,463,000	40,050
US Treasury, 4.875%, 5/31/11	10,525,000	10,418
US Treasury, 4.875%, 2/15/12	1,475,000	1,459
(g)US Treasury, 5.125%, 5/15/16	31,232,000	31,195
(g)US Treasury, 5.375%, 2/15/31	5,525,000	5,620
US Treasury Inflation Index Bond, 2.00%, 1/15/16	15,172,338	14,489

Total Governments (Cost: $177,480)		175,509

Structured Products (46.3%)

Structured Products (46.3%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	9,824,723	409
Banc of America Mortgage Securities, 4.657%, 8/25/34	3,817,000	3,720
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	8,024,000	7,627
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,653
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,049
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 1.156%, 2/18/31 IO	94,841,687	1,622
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.731%, 10/15/30 IO 144A	58,332,557	531
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.353%, 1/15/25 IO	15,397,063	574
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,884,569	1,737
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,344,832	2,217
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	6,332,178	5,978
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,445,839	3,321
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	605,599	583
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	6,590,803	6,346
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,944,330	2,835
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	13,574,045	12,687
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	32,152,788	30,052
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,099,286	1,079
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,041,065	2,986

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	591,888	581
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,002,485	3,927
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,583,811	2,483
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	7,368,777	7,083
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,458,566	1,468
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	1,798,350	1,809
Federal National Mortgage Association, 4.00%, 6/1/19	1,279,062	1,182
Federal National Mortgage Association, 4.50%, 6/1/19	7,100,912	6,720
Federal National Mortgage Association, 4.50%, 8/1/19	1,344,650	1,273
Federal National Mortgage Association, 4.50%, 12/1/19	801,489	759
Federal National Mortgage Association, 4.50%, 4/1/20	1,900,209	1,796
Federal National Mortgage Association, 4.50%, 7/1/20	3,877,282	3,665
Federal National Mortgage Association, 4.50%, 9/1/20	5,000,000	4,726
Federal National Mortgage Association, 4.50%, 6/1/35	932,395	845
Federal National Mortgage Association, 4.50%, 7/1/35	4,434,301	4,020
Federal National Mortgage Association, 4.50%, 9/1/35	11,647,000	10,559
Federal National Mortgage Association, 4.50%, 10/1/35	9,049,645	8,204
Federal National Mortgage Association, 5.00%, 3/1/20	2,549,793	2,458
Federal National Mortgage Association, 5.00%, 4/1/20	1,019,963	983
Federal National Mortgage Association, 5.00%, 5/1/20	8,798,183	8,476
Federal National Mortgage Association, 5.00%, 7/1/20	2,515,734	2,424
Federal National Mortgage Association, 5.00%, 4/1/35	2,730,844	2,554
Federal National Mortgage Association, 5.00%, 7/1/35	4,285,180	4,008
Federal National Mortgage Association, 5.00%, 10/1/35	2,920,336	2,732
Federal National Mortgage Association, 5.00%, 11/1/35	5,249,999	4,911
Federal National Mortgage Association, 5.00%, 6/1/36	4,250,000	3,973
Federal National Mortgage Association, 5.17%, 1/1/16	2,722,498	2,620
Federal National Mortgage Association, 5.285%, 4/1/16	8,695,004	8,418
Federal National Mortgage Association, 5.32%, 4/1/14	1,769,632	1,724

Select Bond Portfolio

Select Bond Portfolio

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 9/1/34	1,810,250	1,743
Federal National Mortgage Association, 5.50%, 3/1/35	5,829,151	5,603
Federal National Mortgage Association, 5.50%, 7/1/35	1,296,944	1,247
Federal National Mortgage Association, 5.50%, 8/1/35	3,430,483	3,297
Federal National Mortgage Association, 5.50%, 9/1/35	19,587,758	18,828
Federal National Mortgage Association, 5.50%, 10/1/35	5,617,322	5,399
Federal National Mortgage Association, 5.50%, 11/1/35	15,480,988	14,880
Federal National Mortgage Association, 5.50%, 1/1/36	12,666,076	12,174
Federal National Mortgage Association, 6.00%, 5/1/35	3,750,460	3,694
Federal National Mortgage Association, 6.00%, 6/1/35	4,026,703	3,966
Federal National Mortgage Association, 6.00%, 7/1/35	6,642,788	6,544
Federal National Mortgage Association, 6.00%, 8/1/35	654,369	645
Federal National Mortgage Association, 6.00%, 10/1/35	2,675,848	2,636
Federal National Mortgage Association, 6.00%, 11/1/35	5,821,960	5,734
Federal National Mortgage Association, 6.50%, 11/1/35	2,695,652	2,710
Federal National Mortgage Association, 6.50%, 12/1/35	6,668,931	6,705
Federal National Mortgage Association, 6.50%, 4/1/36	1,567,342	1,576
Federal National Mortgage Association, 6.75%, 4/25/18	1,417,546	1,441
Federal National Mortgage Association — Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	6,949,000	6,707
Federal National Mortgage Association TBA, 6.00%, 7/1/36	6,500,000	6,396
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,228,657	7,812
Freddie Mac, 4.50%, 10/15/33	2,210,000	2,099
Government National Mortgage Association, 5.50%, 10/15/31	67,290	65
Government National Mortgage Association, 5.50%, 11/15/31	17,523	17
Government National Mortgage Association, 5.50%, 12/15/31	210,537	204
Government National Mortgage Association, 5.50%, 1/15/32	569,239	553
Government National Mortgage Association, 5.50%, 2/15/32	193,843	188
Government National Mortgage Association, 5.50%, 3/15/32	185,095	180
Government National Mortgage Association, 5.50%, 4/15/32	17,992	17

Structured Products (46.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 7/15/32	31,939	31
Government National Mortgage Association, 5.50%, 9/15/32	5,093,032	4,944
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	8,712,000	8,580
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,363,375	1,405
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	482,337	493
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.219%, 1/25/29 IO	2,624,016	16
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,241
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	111,273	111
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	9,916,000	9,832
Washington Mutual Asset Securities Corp., 4.065%, 10/25/33	1,912,000	1,848
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	4,779,070	4,546
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	4,650,000	4,598
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,027,000	6,965

Total Structured Products (Cost: $394,430)		383,237

Money Market Investments (12.7%)

Autos (2.4%)
Daimler Chrysler Auto, 5.13%, 7/12/06	5,000,000	4,992
Fcar Owner Trust I, 5.04%, 7/5/06	5,000,000	4,997
New Center Asset Trust, 5.23%, 7/31/06	5,000,000	4,978
Toyota Motor Credit Corp., 5.25%, 7/31/06	5,000,000	4,978

Total		19,945

Federal Government & Agencies (0.1%)
Federal Home Loan, 5.145%, 9/26/06	1,000,000	988

Total		988

Finance Lessors (1.8%)
Ranger Funding, Co. LLC, 5.12%, 7/24/06	5,000,000	4,984
Thunder Bay Funding, Inc., 5.20%, 7/17/06	5,000,000	4,987

Select Bond Portfolio

Select Bond Portfolio

Money Market Investments (12.7%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors continued
Windmill Funding Corp., 5.19%, 7/21/06	5,000,000	4,986

Total		14,957

Finance Services (1.2%)
(b)Bryant Park Funding LLC, 5.03%, 7/7/06	5,000,000	4,996
(b)Preferred Receivables Funding Co. LLC, 5.13%, 7/14/06	5,000,000	4,991

Total		9,987

Miscellaneous Business Credit Institutions (0.6%)
Caterpillar Financial, 5.29%, 7/26/06	5,000,000	4,982

Total		4,982

National Commercial Banks (1.2%)
Citigroup Funding, Inc., 5.26%, 7/26/06	5,000,000	4,981
Rabobank USA, 5.25%, 7/3/06	4,780,000	4,779

Total		9,760

Office Machines (0.6%)
Pitney Bowes, Inc., 5.23%, 7/7/06	5,000,000	4,996

Total		4,996

Personal Credit Institutions (1.2%)
American Express Credit Corp., 5.25%, 7/17/06	5,000,000	4,988
American General Finance, 5.30%, 8/3/06	5,000,000	4,976

Total		9,964

Security Brokers and Dealers (1.8%)
Bear Stearns Co., Inc., 5.31%, 8/14/06	5,000,000	4,968
Merrill Lynch & Co., Inc., 5.27%, 8/9/06	5,000,000	4,971
Morgan Stanley Dean Witter, 5.28%, 7/10/06	5,000,000	4,993

Total		14,932

Money Market Investments (12.7%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.8%)
HSBC Finance Corp., 5.20%, 8/1/06	5,000,000	4,978
Old Line Funding Corp., 5.20%, 7/17/06	5,000,000	4,988
Sheffield Receivables, 5.19%, 7/17/06	5,000,000	4,989

Total		14,955

Total Money Market Investments (Cost: $105,466)		105,466

Total Investments (106.6%) (Cost $904,480)(a)		883,152

Other Assets, Less Liabilities (-6.6%)		(54,986)

Total Net Assets (100.0%)		828,166

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $24,275, representing 2.93% of the net assets.

IO — Interest Only Security

(a)	At June 30, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $904,480 and the net unrealized depreciation of investments based on that cost was $21,328 which is comprised of $1,140 aggregate gross unrealized appreciation and $22,468 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond.

(g)	All or portion of the securities have been loaned. See note 6.

The Accompanying Notes are an Integral Part of the Financial Statements.

    Select Bond Portfolio

Money Market Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006*
Actual	$1,000.00	$1,022.30	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’S) (0.1%)
Ford Credit Auto Owner Trust, 4.72%, 11/15/06	241,161	241

Total		241

Autos (13.2%)
Daimler Chrysler Auto, 5.03%, 7/5/06	8,000,000	7,996
Daimler Chrysler Auto, 5.26%, 7/25/06	9,000,000	8,968
Fcar Owner Trust 1, 5.06%, 7/10/06	8,000,000	7,990
Fcar Owner Trust 1, 5.23%, 8/3/06	9,000,000	8,957
New Center Asset Trust, 5.05%, 7/6/06	8,000,000	7,994
New Center Asset Trust, 5.27%, 8/14/06	9,000,000	8,942

Total		50,847

Federal Government & Agencies (3.9%)
Fannie Mae, 3.125%, 5/4/07	3,800,000	3,725
Fannie Mae, 4.00%, 5/23/07	11,400,000	11,259

Total		14,984

Finance Lessors (13.2%)
Ranger Funding Co. LLC, 5.25%, 8/8/06	9,000,000	8,950
Ranger Funding Co. LLC, 5.28%, 7/26/06	8,000,000	7,971
Thunder Bay Funding, Inc., 5.20%, 7/17/06	9,000,000	8,979
Thunder Bay Funding, Inc., 5.25%, 8/15/06	8,000,000	7,948
Windmill Funding Corp., 5.11%, 7/17/06	8,500,000	8,481
Windmill Funding Corp., 5.26%, 7/24/06	8,500,000	8,471

Total		50,800

Finance Services (15.1%)
Bryant Park Funding LLC, 5.05%, 7/5/06	8,500,000	8,495
Bryant Park Funding LLC, 5.27%, 7/25/06	8,500,000	8,470
Ciesco LP, 5.10%, 7/20/06	9,000,000	8,977
Ciesco LP, 5.16%, 8/3/06	8,000,000	7,962
HBOS PLC, 3.125%, 1/12/07 144A	3,400,000	3,363
HBOS Treasury Services, PLC, 5.12%, 2/9/07	3,400,000	3,401
Preferred Receivable Funding, 5.10%, 7/12/06	8,500,000	8,487
Preferred Receivable Funding, 5.15%, 7/17/06	8,500,000	8,481

Total		57,636

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (6.7%)
Caterpillar Financial, 5.29%, 7/26/06	8,000,000	7,971
Caterpillar Financial, 5.30%, 7/24/06	5,000,000	4,983
General Electric Capital, 5.13%, 7/14/06	8,000,000	7,985
General Electric Capital, 5.25%, 7/9/07	5,000,000	5,000

Total		25,939

National Commercial Banks (13.8%)
Bank of America Corp., 5.32%, 8/25/06	9,000,000	8,927
Citigroup Funding, Inc., 5.26%, 7/28/06	9,000,000	8,964
Fleetboston Financial Corp., 8.625%, 1/15/07	2,500,000	2,546
Rabobank USA, 5.25%, 7/3/06	15,000,000	14,996
Royal Bank of Scotland — New York, 5.28%, 12/27/06	3,400,000	3,400
UBS Finance LLC, 5.27%, 7/7/06	14,250,000	14,237

Total		53,070

Personal Credit Institutions (5.0%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,405
American General Finance, 5.13%, 7/7/06	5,000,000	4,996
American General Finance, 5.29%, 8/2/06	6,000,000	5,971
American General Finance, 5.29%, 7/27/06	5,000,000	4,981

Total		19,353

Phone Communications Except Radiophone (4.4%)
Bellsouth Corp., 5.17%, 7/12/06	9,000,000	8,986
Bellsouth Corp., 5.28%, 8/8/06	8,000,000	7,955

Total		16,941

Security Brokers and Dealers (11.8%)
Bear Stearns Co., Inc., 5.31%, 8/14/06	9,000,000	8,942
Bear Stearns Co., Inc., 5.33%, 8/16/06	8,000,000	7,946
Goldman Sachs Group, Inc., 3.55%, 8/1/2006	3,400,000	3,400
Merrill Lynch & Co., Inc., 5.17%, 7/7/06	6,000,000	5,995
Merrill Lynch & Co., Inc., 5.085%, 12/22/06	3,100,000	3,103
Merrill Lynch & Co., Inc., 5.23%, 1/26/07 MTNC	3,700,000	3,703
Morgan Stanley Dean Witter, 5.27%, 7/7/06	9,000,000	8,991
Morgan Stanley Dean Witter, 4.93%, 11/24/06	3,400,000	3,402

Total		45,482

Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (12.7%)
HSBC Finance Corp., 5.09%, 7/7/06	8,000,000	7,993
HSBC Finance Corp., 5.75%, 1/30/07	3,400,000	3,418
HSBC Finance Corp., 7.875%, 3/1/07	3,400,000	3,463
Old Line Funding Corp., 5.00%, 7/5/06	8,000,000	7,996
Old Line Funding Corp., 5.28%, 7/20/06	9,000,000	8,975
Sheffield Receivables, 5.07%, 7/6/06	8,000,000	7,994
Sheffield Receivables, 5.21%, 7/20/06	9,000,000	8,975

Total		48,814

Total Money Market Investments (Cost: $384,107)		384,107

Total Investments (99.9%) (Cost $384,107)		384,107

Other Assets, Less Liabilities (0.1%)		478

Net Assets (100.0%)		384,585

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 the value of these securities (in thousands) was $3,363, representing 0.87% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2006

(in thousands, except per share data)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Assets
Investments, at value (1), (2)	$525,481	$283,427	$1,250,179	$222,195	$1,285,271	$112,867	$518,765
Cash	—	—	20,287	653	1,091	—	—
Due From Sale of Securities	4,489	870	12,249	1,745	4,053	1,163	3,283
Due From Sale of Foreign Currency	—	—	—	4,354	12,051	—	—
Futures Variation Margin	237	—	112	—	—	—	262
Dividends and Interest Receivables	81	345	211	337	3,290	114	619

Total Assets	530,288	284,642	1,283,038	229,284	1,305,756	114,144	522,929

Liabilities
Due on Purchase of Securities	467	167	44,511	1,535	1,285	892	3,316
Payable for Collateral on Securities on Loan	—	—	—	—	—	—	—
Due on Purchase of Foreign Currency	—	—	—	4,514	11,861	—	—
Due to Investment Advisor	231	192	514	124	680	76	104
Accrued Expenses	15	14	12	37	63	8	16
Futures Variation Margin	—	—	—	—	—	—	—

Total Liabilities	713	373	45,037	6,210	13,889	976	3,436

Net Assets	$529,575	$284,269	$1,238,001	$223,074	$1,291,867	$113,168	$519,493

Represented By:
Aggregate Paid in Capital (3), (4)	$436,838	$205,983	$1,006,422	$177,539	$909,920	$93,826	$407,424
Undistributed Net Investment Income (Loss)	(22)	938	7,374	1,407	23,581	445	3,525
Undistributed Accumulated Net Realized Gain (Loss) on Investments	20,422	6,474	39,041	15,522	(14,797)	4,651	10,560
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	71,354	70,874	184,213	28,595	373,137	14,246	95,865
Futures Contracts	983	—	951	—		—	2,119
Foreign Currency Transactions	—	—	—	11	26	—	—

Net Assets for Shares Outstanding (3)	$529,575	$284,269	$1,238,001	$223,074	$1,291,867	$113,168	$519,493

Net Asset Value, Offering and Redemption Price per Share	$2.31	$1.73	$3.34	$1.53	$1.98	$1.53	$1.50

(1) Investments, at cost	$454,127	$212,553	$1,065,966	$193,600	$912,134	$98,621	$422,900
(2) Securities on Loan	—	—	—	—	—	—	—
(3) Shares Outstanding	228,764	164,540	370,153	145,851	651,492	74,201	346,175
(4) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$131,078	$688,490	$496,008	$324,048	$152,666	$1,891,519	$259,242	$2,900,708	$257,532	$883,152	$384,107
70	1,275	997	141	80	—	270	—	1,303	18	27
3,712	—	2,488	973	44	7,339	1,215	21,847	2,869	11,885	—
—	—	—	—	—	—	542	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
52	508	552	615	254	2,460	1,037	11,497	4,592	6,564	544

134,912	690,273	500,045	325,777	153,044	1,901,318	262,306	2,934,052	266,296	901,619	384,678

1,335	3,132	5,097	123	1,504	7,568	2,865	26,807	14,352	21,732	—
—	—	—	—	—	—	—	92,816	—	51,513	—
—	—	—	—	—	—	5	—	—	—	—
85	236	173	149	79	308	113	691	95	203	93
7	12	12	9	8	18	31	497	16	5	—
—	70	—	—	—	78	33	7	—	—	—

1,427	3,450	5,282	281	1,591	7,972	3,047	120,818	14,463	73,453	93

$133,485	$686,823	$494,763	$325,496	$151,453	$1,893,346	$259,259	$2,813,234	$251,833	$828,166	$384,585

$116,065	$626,434	$553,415	$282,052	$132,779	$1,372,241	$229,734	$2,120,986	$316,811	$854,427	$384,585
251	3,197	3,009	3,001	1,363	16,500	3,074	43,994	8,516	18,959	—
5,824	(25,381)	(144,611)	13,519	2,301	35,074	5,720	(11,286)	(67,674)	(23,892)	—

11,345	81,888	82,950	26,924	15,010	468,749	20,404	654,261	(5,820)	(21,328)	—
—	685	—	—	—	782	326	5,279	—	—	—
—	—	—	—	—	—	1	—	—	—	—

$133,485	$686,823	$494,763	$325,496	$151,453	$1,893,346	$259,259	$2,813,234	$251,833	$828,166	$384,585

$1.52	$2.08	$1.23	$1.17	$1.40	$2.89	$1.13	$1.81	$0.68	$1.14	$1.00

$119,733	$606,602	$413,058	$297,124	$137,656	$1,422,770	$238,838	$2,246,447	$263,352	$904,480	$384,107
—	—	—	—	—	—	—	90,166	—	50,305	—
87,556	329,871	403,852	278,716	108,562	654,151	229,946	1,554,418	368,916	723,472	384,599
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000	1,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2006

(in thousands)

	Small Cap Growth Stock Portfolio	T. Rowe Price Small Cap Value Portfolio	Aggressive Growth Stock Portfolio	International Growth Portfolio	Franklin Templeton International Equity Portfolio	AllianceBernstein Mid Cap Value Portfolio	Index 400 Stock Portfolio
Investment Income
Income
Interest	$808	$277	$1,649	$232	$2,135	$126	$835
Dividends (1)	635	1,783	9,028	2,418	25,896	779	3,418

Total Income	1,443	2,060	10,677	2,650	28,031	905	4,253

Expenses
Management Fees	1,444	1,149	3,288	716	4,073	451	645
Custodian Fees	13	12	8	171	302	5	11
Audit Fees	8	7	9	5	12	5	8
Other Expenses	1	2	1	—	1	1	2

Total Expenses	1,466	1,170	3,306	892	4,388	462	666

Less Waived Fees:
Paid Indirectly	(1)	(2)	(3)	—	—	(2)	(2)

Total Net Expenses	1,465	1,168	3,303	892	4,388	460	664

Net Investment Income (Loss)	(22)	892	7,374	1,758	23,643	445	3,589

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	22,327	6,721	41,855	15,591	38,702	4,681	15,770
Futures Contracts	(1,498)	—	(1,063)	—	—	—	(2,642)
Foreign Currency Transactions	—	—	—	(85)	(325)	—	—

Net Realized Gain (Loss) on Investments and Foreign Currencies	20,829	6,721	40,792	15,506	38,377	4,681	13,128

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(3,834)	15,652	(1,838)	(9,596)	66,705	1,889	1,155
Futures Contracts	983	—	951	—	—	—	2,244
Foreign Currency Transactions	—	—	—	3	45	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,851)	15,652	(887)	(9,593)	66,750	1,889	3,399

Net Gain (Loss) on Investments	17,978	22,373	39,905	5,913	105,127	6,570	16,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,956	$23,265	$47,279	$7,671	$128,770	$7,015	$20,116

(1) Less Foreign Dividend Tax	$—	$1	$7	$99	$1,029	$1	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Operations

Janus Capital Appreciation Portfolio	Growth Stock Portfolio	Large Cap Core Stock Portfolio	Capital Guardian Domestic Equity Portfolio	T. Rowe Price Equity Income Portfolio	Index 500 Stock Portfolio	Asset Allocation Portfolio	Balanced Portfolio	High Yield Bond Portfolio	Select Bond Portfolio	Money Market Portfolio

$361	$866	$273	$354	$149	$617	$2,827	$34,256	$9,195	$20,256	$8,248
427	3,820	3,820	3,521	1,688	17,821	1,040	14,137	—	—	—

788	4,686	4,093	3,875	1,837	18,438	3,867	48,393	9,195	20,256	8,248

530	1,474	1,071	863	464	1,914	682	4,299	570	1,200	520
3	7	5	6	5	16	57	—	9	—	—
6	9	9	6	5	9	4	—	11	—	—
—	—	—	1	—	2	3	—	1	—	—

539	1,490	1,085	876	474	1,941	746	4,299	591	1,200	520

(2)	(1)	(1)	(2)	(1)	(3)	(2)	—	(2)	—	—

537	1,489	1,084	874	473	1,938	744	4,299	589	1,200	520

251	3,197	3,009	3,001	1,364	16,500	3,123	44,094	8,606	19,056	7,728

5,869	31,366	18,529	13,982	2,314	41,526	6,237	(7,512)	(1,120)	(16,122)	—
—	(700)	—	—	—	(1,541)	(152)	(822)	—	1,752	—
—	—	—	—	—	—	4	—	(1)	—	—

5,869	30,666	18,529	13,982	2,314	39,985	6,089	(8,334)	(1,121)	(14,370)	—

(14,682)	(39,863)	(14,710)	(5,040)	3,269	(6,488)	(6,090)	(4,437)	(2,369)	(13,035)	—
—	780	—	—	—	1,081	421	7,376	—	149	—
—	—	—	—	—	—	—	—	—	—	—

(14,682)	(39,083)	(14,710)	(5,040)	3,269	(5,407)	(5,669)	2,939	(2,369)	(12,886)	—

(8,813)	(8,417)	3,819	8,942	5,583	34,578	420	(5,395)	(3,490)	(27,256)	—

$(8,562)	$(5,220)	$6,828	$11,943	$6,947	$51,078	$3,543	$38,699	$5,116	$(8,200)	$7,728

$4	$34	$7	$36	$14	$—	$51	$—	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$(22)	$(436)
Net Realized Gain (Loss) on Investments and Foreign Currencies	20,829	67,704
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,851)	(17,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,956	49,634

Distributions to Shareholders from:
Net Investment Income	—	—
Net Realized Gain on Investments	(66,952)	(4,453)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(66,952)	(4,453)

Fund Share Transactions:
Proceeds from Sale of 14,743 and 26,656 Shares	38,124	63,776
Proceeds from Shares Issued on Reinvestment of Distributions Paid (26,696 and 2,068 shares, respectively)	66,952	4,453
Payments for 11,497 and 22,266 Shares Redeemed	(29,513)	(52,822)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (29,942 and 6,458 shares, respectively)	75,563	15,407

Total Increase (Decrease) in Net Assets	26,567	60,588
Net Assets
Beginning of Period	503,008	442,420

End of Period (Includes undistributed net investment income on $(22) and $0 respectively)	$529,575	$503,008

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$892	$1,087
Net Realized Gain (Loss) on Investments and Foreign Currencies	6,721	9,975
Net Change in Unrealized Appreciation (Depreciation) of Investments	15,652	5,455

Net Increase (Decrease) in Net Assets Resulting from Operations	23,265	16,517

Distributions to Shareholders from:
Net Investment Income	(673)	(685)
Net Realized Gain on Investments	(10,289)	(5,796)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(10,962)	(6,481)

Fund Share Transactions:
Proceeds from Sale of 16,851 and 33,985 Shares	29,772	52,624
Proceeds from Shares Issued on Reinvestment of Distributions Paid (6,046 and 4,516 shares, respectively)	10,962	6,481
Payments for 7,946 and 15,702 Shares Redeemed	(13,809)	(24,243)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (14,951 and 22,799 shares, respectively)	26,925	34,862

Total Increase (Decrease) in Net Assets	39,228	44,898
Net Assets
Beginning of Period	245,041	200,143

End of Period (Includes undistributed net investment income on $938 and $719 respectively)	$284,269	$245,041

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,374	$1,541
Net Realized Gain (Loss) on Investments and Foreign Currencies	40,792	138,950
Net Change in Unrealized Appreciation (Depreciation) of Investments	(887)	(69,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,279	71,138

Distributions to Shareholders from:
Net Investment Income	(1,541)	(602)
Net Realized Gain on Investments	(28,368)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(29,909)	(602)

Fund Share Transactions:
Proceeds from Sale of 8,964 and 19,375 Shares	30,898	59,332
Proceeds from Shares Issued on Reinvestment of Distributions Paid (8,413 and 211 shares, respectively)	29,909	602
Payments for 27,024 and 51,070 Shares Redeemed	(92,878)	(156,263)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((9,647) and (31,484) shares, respectively)	(32,071)	(96,329)

Total Increase (Decrease) in Net Assets	(14,701)	(25,793)
Net Assets
Beginning of Period	1,252,702	1,278,495

End of Period (Includes undistributed net investment income on $7,374 and $1,541 respectively)	$1,238,001	$1,252,702

International Growth Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,758	$1,263
Net Realized Gain (Loss) on Investments and Foreign Currencies	15,506	11,413
Net Change in Unrealized Appreciation (Depreciation) of Investments	(9,593)	9,970

Net Increase (Decrease) in Net Assets Resulting from Operations	7,671	22,646

Distributions to Shareholders from:
Net Investment Income	(451)	(1,525)
Net Realized Gain on Investments	(3,118)	(7,104)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,569)	(8,629)

Fund Share Transactions:
Proceeds from Sale of 38,718 and 51,033 Shares	61,043	70,984
Proceeds from Shares Issued on Reinvestment of Dividends Paid (2,115 shares, and 5,826 shares, respectively)	3,569	8,629
Payments for 8,491 and 27,131 Shares Redeemed	(13,190)	(36,578)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (32,342 and 29,728 shares, respectively)	51,422	43,035

Total Increase (Decrease) in Net Assets	55,524	57,052
Net Assets
Beginning of Period	167,550	110,498

End of Period (Includes undistributed net investment income on $1,407 and $99 respectively)	$223,074	$167,550

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$23,643	$23,272
Net Realized Gain (Loss) on Investments and Foreign Currencies	38,377	15,154
Net Change in Unrealized Appreciation (Depreciation) of Investments	66,750	78,903

Net Increase (Decrease) in Net Assets Resulting from Operations	128,770	117,329

Distributions to Shareholders from:
Net Investment Income	(22,771)	(18,202)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(22,771)	(18,202)

Fund Share Transactions:
Proceeds from Sale of 40,080 and 76,596 Shares	78,866	128,828
Proceeds from Shares Issued on Reinvestment of Dividends Paid (10,906 shares, and 11,284 shares, respectively)	22,771	18,202
Payments for 28,156 and 52,112 Shares Redeemed	(55,029)	(87,874)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (22,830 and 35,768 shares, respectively)	46,608	59,156

Total Increase (Decrease) in Net Assets	152,607	158,283
Net Assets
Beginning of Period	1,139,260	980,977

End of Period (Includes undistributed net investment income on $23,581 and $22,709 respectively)	$1,291,867	$1,139,260

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$445	$513
Net Realized Gain (Loss) on Investments and Foreign Currencies	4,681	6,465
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,889	(1,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,015	5,029

Distributions to Shareholders from:
Net Investment Income	(2)	(512)
Net Realized Gain on Investments	(1,995)	(4,826)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,997)	(5,338)

Fund Share Transactions:
Proceeds from Sale of 8,360 and 16,922 Shares	12,699	24,551
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1,265 and 3,665 shares, respectively)	1,997	5,338
Payments for 2,712 and 2,875 Shares Redeemed	(4,103)	(4,154)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (6,913 and 17,712 shares, respectively)	10,593	25,735

Total Increase (Decrease) in Net Assets	15,611	25,426
Net Assets
Beginning of Period	97,557	72,131

End of Period (Includes undistributed net investment income on $445 and $1 respectively)	$113,168	$97,557

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,589	$5,641
Net Realized Gain (Loss) on Investments and Foreign Currencies	13,128	32,979
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,399	14,929

Net Increase (Decrease) in Net Assets Resulting from Operations	20,116	53,549

Distributions to Shareholders from:
Net Investment Income	(5,572)	(3,439)
Net Realized Gain on Investments	(31,856)	(21,218)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(37,428)	(24,657)

Fund Share Transactions:
Proceeds from Sale of 21,013 and 40,045 Shares	33,552	58,473
Proceeds from Shares Issued on Reinvestment of Distributions Paid (23,629 and 18,359 shares, respectively)	37,428	24,657
Payments for 15,658 and 33,053 Shares Redeemed	(24,801)	(48,223)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (28,984 and 25,351 shares, respectively)	46,179	34,907

Total Increase (Decrease) in Net Assets	28,867	63,799
Net Assets
Beginning of Period	490,626	426,827

End of Period (Includes undistributed net investment income on $3,525 and $5,508 respectively)	$519,493	$490,626

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$251	$159
Net Realized Gain (Loss) on Investments and Foreign Currencies	5,869	4,073
Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,682)	11,407

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,562)	15,639

Distributions to Shareholders from:
Net Investment Income	(2)	(157)
Net Realized Gain on Investments	—	(3,553)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2)	(3,710)

Fund Share Transactions:
Proceeds from Sale of 24,347 and 44,807 Shares	39,297	68,376
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1 and 2,265 shares, respectively)	2	3,710
Payments for 18,386 and 5,119 Shares Redeemed	(29,929)	(8,026)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (5,962 and 41,953 shares, respectively)	9,370	64,060

Total Increase (Decrease) in Net Assets	806	75,989
Net Assets
Beginning of Period	132,679	56,690

End of Period (Includes undistributed net investment income on $251 and $2 respectively)	$133,485	$132,679

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,197	$5,333
Net Realized Gain (Loss) on Investments and Foreign Currencies	30,666	9,646
Net Change in Unrealized Appreciation (Depreciation) of Investments	(39,083)	35,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,220)	50,847

Distributions to Shareholders from:
Net Investment Income	(5,333)	(7,061)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(5,333)	(7,061)

Fund Share Transactions:
Proceeds from Sale of 13,499 and 24,456 Shares	28,858	49,142
Proceeds from Shares Issued on Reinvestment of Distributions Paid (2,470 and 3,679 shares, respectively)	5,333	7,061
Payments for 18,392 and 42,106 Shares Redeemed	(39,341)	(84,312)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((2,423) and (13,971) shares, respectively)	(5,150)	(28,109)

Total Increase (Decrease) in Net Assets	(15,703)	15,677
Net Assets
Beginning of Period	702,526	686,849

End of Period (Includes undistributed net investment income on $3,197 and $5,333 respectively)	686,823	$702,526

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,009	$5,445
Net Realized Gain (Loss) on Investments and Foreign Currencies	18,529	3,377
Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,710)	29,999

Net Increase (Decrease) in Net Assets Resulting from Operations	6,828	38,821

Distributions to Shareholders from:
Net Investment Income	(5,437)	(6,143)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(5,437)	(6,143)

Fund Share Transactions:
Proceeds from Sale of 17,385 and 32,999 Shares	21,635	38,264
Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,298 and 5,534 shares, respectively)	5,437	6,143
Payments for 22,208 and 45,641 Shares Redeemed	(27,720)	(53,000)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((525) and (7,108) shares, respectively)	(648)	(8,593)

Total Increase (Decrease) in Net Assets	743	24,085
Net Assets
Beginning of Period	494,020	469,935

End of Period (Includes undistributed net investment income on $3,009 and $5,437 respectively)	$494,763	$494,020

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,001	$4,325
Net Realized Gain (Loss) on Investments and Foreign Currencies	13,982	16,536
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,040)	(673)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,943	20,188

Distributions to Shareholders from:
Net Investment Income	—	(4,339)
Net Realized Gain on Investments	(3,594)	(18,130)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,594)	(22,469)

Fund Share Transactions:
Proceeds from Sale of 47,628 and 75,865 Shares	55,702	86,903
Proceeds from Shares Issued on Reinvestment of Distributions Paid (3,000 and 19,876 shares, respectively)	3,594	22,469
Payments for 13,780 and 39,159 Shares Redeemed	(16,083)	(45,134)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (36,848 and 56,582 shares, respectively)	43,213	64,238

Total Increase (Decrease) in Net Assets	51,562	61,957
Net Assets
Beginning of Period	273,934	211,977

End of Period (Includes undistributed net investment income on $3,001 and $0 respectively)	$325,496	$273,934

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,364	$1,974
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,314	4,696
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,269	(1,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,947	5,176

Distributions to Shareholders from:
Net Investment Income	(30)	(1,953)
Net Realized Gain on Investments	(344)	(5,097)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(374)	(7,050)

Fund Share Transactions:
Proceeds from Sale of 14,494 and 32,708 Shares	20,084	44,133
Proceeds from Shares Issued on Reinvestment of Distributions Paid (262 and 5,244 shares, respectively)	374	7,050
Payments for 6,098 and 4,534 Shares Redeemed	(8,501)	(6,133)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (8,658 and 33,418 shares, respectively)	11,957	45,050

Total Increase (Decrease) in Net Assets	18,530	43,176
Net Assets
Beginning of Period	132,923	89,747

End of Period (Includes undistributed net investment income on $1,363 and $30 respectively)	$151,453	$132,923

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$16,500	$31,295
Net Realized Gain (Loss) on Investments and Foreign Currencies	39,985	69,387
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,407)	(14,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,078	86,373

Distributions to Shareholders from:
Net Investment Income	(31,068)	(32,436)
Net Realized Gain on Investments	(69,810)	(32,687)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(100,878)	(65,123)

Fund Share Transactions:
Proceeds from Sale of 20,206 and 41,557 Shares	60,930	119,731
Proceeds from Shares Issued on Reinvestment of Distributions Paid (33,840 and 23,595 shares, respectively)	100,878	65,123
Payments for 40,523 and 71,631 Shares Redeemed	(122,303)	(206,585)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (13,523 and (6,479) shares, respectively)	39,505	(21,731)

Total Increase (Decrease) in Net Assets	(10,295)	(481)
Net Assets
Beginning of Period	1,903,641	1,904,122

End of Period (Includes undistributed net investment income on $16,500 and $31,068 respectively)	$1,893,346	$1,903,641

Asset Allocation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,123	$4,744
Net Realized Gain (Loss) on Investments and Foreign Currencies	6,089	6,869
Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,669)	3,948

Net Increase (Decrease) in Net Assets Resulting from Operations	3,543	15,561

Distributions to Shareholders from:
Net Investment Income	(4,818)	(3,102)
Net Realized Gain on Investments	(6,398)	(3,520)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(11,216)	(6,622)

Fund Share Transactions:
Proceeds from Sale of 25,660 and 48,252 Shares	30,017	53,841
Proceeds from Shares Issued on Reinvestment of Distributions Paid (9,611 and 6,206 shares, respectively)	11,216	6,622
Payments for 16,333 and 18,939 Shares Redeemed	(19,108)	(21,163)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (18,938 and 35,519 shares, respectively)	22,125	39,300

Total Increase (Decrease) in Net Assets	14,452	48,239
Net Assets
Beginning of Period	244,807	196,568

End of Period (Includes undistributed net investment income on $3,074 and $4,768 respectively)	$259,259	$244,807

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$44,094	$83,170
Net Realized Gain (Loss) on Investments and Foreign Currencies	(8,334)	41,008
Net Change in Unrealized Appreciation (Depreciation) of Investments	2,939	(23,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	38,699	101,001

Distributions to Shareholders from:
Net Investment Income	(82,263)	(77,091)
Net Realized Gain on Investments	(31,791)	(42,386)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(114,054)	(119,477)

Fund Share Transactions:
Proceeds from Sale of 44,201 and 91,513 Shares	82,756	167,760
Proceeds from Shares Issued on Reinvestment of Distributions Paid (62,087 and 67,424 shares, respectively)	114,054	119,477
Payments for 114,492 and 188,849 Shares Redeemed	(213,962)	(346,199)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions ((8,204) and (29,912) shares, respectively)	(17,152)	(58,962)

Total Increase (Decrease) in Net Assets	(92,507)	(77,438)
Net Assets
Beginning of Period	2,905,741	2,983,179

End of Period (Includes undistributed net investment income on $43,994 and $82,163 respectively)	$2,813,234	$2,905,741

High Yield Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$8,606	$16,875
Net Realized Gain (Loss) on Investments and Foreign Currencies	(1,121)	(1,104)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,369)	(12,527)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,116	3,244

Distributions to Shareholders from:
Net Investment Income	(16,968)	(15,557)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(16,968)	(15,557)

Fund Share Transactions:
Proceeds from Sale of 26,956 and 52,971 Shares	19,340	38,440
Proceeds from Shares Issued on Reinvestment of Distributions Paid (24,734 and 22,677 shares, respectively)	16,968	15,557
Payments for 23,977 and 36,575 Shares Redeemed	(17,177)	(26,442)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (27,713 and 39,073 shares, respectively)	19,131	27,555

Total Increase (Decrease) in Net Assets	7,279	15,242
Net Assets
Beginning of Period	244,554	229,312

End of Period (Includes undistributed net investment income on $8,517 and $16,878 respectively)	$251,833	$244,554

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$19,056	$31,468
Net Realized Gain (Loss) on Investments and Foreign Currencies	(14,370)	(4,382)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(12,886)	(11,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,200)	15,983

Distributions to Shareholders from:
Net Investment Income	(31,072)	(25,094)
Net Realized Gain on Investments	—	(4,251)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(31,072)	(29,345)

Fund Share Transactions:
Proceeds from Sale of 77,524 and 148,395 Shares	91,517	178,962
Proceeds from Shares Issued on Reinvestment of Distributions Paid (27,256 and 24,763 shares, respectively)	31,072	29,345
Payments for 35,287 and 57,594 Shares Redeemed	(41,695)	(69,428)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (69,493 and 115,564 shares, respectively)	80,894	138,879

Total Increase (Decrease) in Net Assets	41,622	125,517
Net Assets
Beginning of Period	786,544	661,027

End of Period (Includes undistributed net investment income on $18,959 and $30,976 respectively)	$828,166	$786,544

Money Market Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
	(In thousands)
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,728	$10,092
Net Realized Gain (Loss) on Investments and Foreign Currencies	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	7,728	10,092

Distributions to Shareholders from:
Net Investment Income	(7,728)	(10,092)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(7,728)	(10,092)

Fund Share Transactions:
Proceeds from Sale of 113,649 and 155,876 Shares	113,649	155,875
Proceeds from Shares Issued on Reinvestment of Distributions Paid (7,728 and 10,092 shares, respectively)	7,728	10,092
Payments for 76,651 and 170,577 Shares Redeemed	(76,650)	(170,577)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (44,726 and (4,609) shares, respectively)	44,727	(4,610)

Total Increase (Decrease) in Net Assets	44,727	(4,610)
Net Assets
Beginning of Period	339,858	344,468

End of Period (Includes undistributed net investment income on $0 and $0 respectively)	$384,585	$339,858

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004		2003		2002		2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.53		$2.30	$1.94		$1.46		$1.79		$1.86
Income from Investment Operations:
Net Investment Income (Loss)	(0.00	)(e)	—	(0.01)		—		—		—
Net Realized and Unrealized Gains (Losses) on Investments	0.11		0.25	0.37		0.48		(0.33)		(0.07)

Total from Investment Operations	0.11		0.25	0.36		0.48		(0.33)		(0.07)

Less Distributions:
Distributions from Net Investment Income	—		—	—		—		—		—
Distributions from Realized Gains on Investments	(0.33)		(0.02)	—		—		—		—

Total Distributions	(0.33)		(0.02)	—		—		—		—

Net Asset Value, End of Period	$2.31		$2.53	$2.30		$1.94		$1.46		$1.79

Total Return (d)	3.64%		11.18%	18.80%		33.06%		(18.42%	)	(3.76% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$529,575		$503,008	$442,420		$366,612		$254,880		$291,448

Ratio of Expenses to Average Net Assets	0.55%	(c)	0.56%	0.57%		0.59%		0.60%		0.60%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01%	)(c)	(0.09% )	(0.30%	)	(0.35%	)	(0.26%	)	0.17%

Portfolio Turnover Rate	33.66%		69.50%	87.74%		84.20%		41.87%		70.58%

T. Rowe Price Small Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.64		$1.58	$1.29	$0.95	$1.02	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.15		0.10	0.30	0.33	(0.07)	0.02

Total from Investment Operations	0.16		0.11	0.31	0.34	(0.06)	0.02

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	—	—	(0.01)	—
Distributions from Realized Gains on Investments	(0.07)		(0.04)	(0.02)	—	—	—

Total Distributions	(0.07)		(0.05)	(0.02)	—	(0.01)	—

Net Asset Value, End of Period	$1.73		$1.64	$1.58	$1.29	$0.95	$1.02

Total Return (d)	9.58%		7.21%	24.57%	35.15%	(5.58% )	1.76%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$284,269		$245,041	$200,143	$121,944	$63,083	$21,003

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.87%	0.88%	0.90%	1.02%	1.36%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.87%	0.88%	0.90%	1.00%	1.00%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	(c)	0.63%	0.81%	0.65%	0.54%	1.03%	(c)

Portfolio Turnover Rate	8.79%		17.74%	19.22%	33.78%	28.26%	49.70%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004		2003		2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$3.30		$3.11	$2.72		$2.18		$2.82	$4.47
Income from Investment Operations:
Net Investment Income	0.02		—	0.00	(e)	—		—	—
Net Realized and Unrealized Gains (Losses) on Investments	0.10		0.19	0.39		0.54		(0.59)	(0.83)

Total from Investment Operations	0.12		0.19	0.39		0.54		(0.59)	(0.83)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	—	—		—		—	—
Distributions from Realized Gains on Investments	(0.08)		—	—		—		(0.05)	(0.82)

Total Distributions	(0.08)		—	—		—		(0.05)	(0.82)

Net Asset Value, End of Period	$3.34		$3.30	$3.11		$2.72		$2.18	$2.82

Total Return (d)	3.75%		6.14%	14.22%		24.69%		(21.15% )	(19.87% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,238,001		$1,252,702	$1,278,495		$1,187,542		$994,075	$1,341,876

Ratio of Expenses to Average Net Assets	0.52%	(c)	0.52%	0.52%		0.52%		0.52%	0.52%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.16%	(c)	0.13%	0.05%		(0.10%	)	(0.11% )	0.08%

Portfolio Turnover Rate	27.89%		83.42%	71.24%		63.21%		43.37%	70.40%

International Growth Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.48		$1.32	$1.09	$0.79	$0.91	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01	—	—
Net Realized and Unrealized Gains (Losses) on Investments	0.06		0.23	0.23	0.30	(0.12)	(0.09)

Total from Investment Operations	0.07		0.24	0.24	0.31	(0.12)	(0.09)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.01)	(0.01)	(0.01)	—	—
Distributions from Realized Gains on Investments	(0.02)		(0.07)	—	—	—	—

Total Distributions	(0.02)		(0.08)	(0.01)	(0.01)	—	—

Net Asset Value, End of Period	$1.53		$1.48	$1.32	$1.09	$0.79	$0.91

Total Return (d)	5.17%		18.00%	21.59%	38.99%	(12.34% )	(9.40%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$223,074		$167,550	$110,498	$66,690	$35,373	$26,900

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.95%	0.98%	1.25%	1.15%	1.25%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.95%	0.98%	1.10%	1.10%	1.10%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.71%	(c)	1.01%	0.81%	0.79%	0.62%	0.05%	(c)

Portfolio Turnover Rate	39.40%		70.60%	70.84%	58.09%	27.28%	18.45%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.81		$1.65	$1.41	$1.02	$1.26	$1.63
Income from Investment Operations:
Net Investment Income	0.04		0.04	0.03	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments	0.17		0.15	0.24	0.38	(0.24)	(0.23)

Total from Investment Operations	0.21		0.19	0.27	0.41	(0.22)	(0.21)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.03)	(0.03)	(0.02)	(0.02)	(0.03)
Distributions from Realized Gains on Investments	—		—	—	—	—	(0.13)

Total Distributions	(0.04)		(0.03)	(0.03)	(0.02)	(0.02)	(0.16)

Net Asset Value, End of Period	$1.98		$1.81	$1.65	$1.41	$1.02	$1.26

Total Return (d)	11.31%		11.52%	19.33%	40.46%	(17.40% )	(14.00% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,291,867		$1,139,260	$980,977	$795,707	$563,102	$716,413

Ratio of Expenses to Average Net Assets	0.71%	(c)	0.71%	0.72%	0.74%	0.74%	0.74%

Ratio of Net Investment Income (Loss) to Average Net Assets	3.82%	(c)	2.24%	2.23%	2.33%	1.72%	1.99%

Portfolio Turnover Rate	7.09%		3.71%	18.65%	24.87%	30.94%	34.52%

AllianceBernstein Mid Cap Value Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,		For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.45		$1.45	$1.32	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.10		0.08	0.22	0.32

Total from Investment Operations	0.11		0.09	0.23	0.33

Less Distributions:
Distributions from Net Investment Income	—		(0.01)	(0.01)	(0.00	)(e)
Distributions from Realized Gains on Investments	(0.03)		(0.08)	(0.09)	(0.01)

Total Distributions	(0.03)		(0.09)	(0.10)	(0.01)

Net Asset Value, End of Period	$1.53		$1.45	$1.45	$1.32

Total Return (d)	7.04%		5.46%	18.67%	33.16%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$113,168		$97,557	$72,131	$44,091

Ratio of Gross Expenses to Average Net Assets	0.87%	(c)	0.87%	0.89%	0.94%	(c)

Ratio of Net Expenses to Average Net Assets	0.87%	(c)	0.87%	0.89%	0.93%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.84%	(c)	0.61%	1.00%	0.70%	(c)

Portfolio Turnover Rate	27.34%		31.15%	33.05%	9.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.55	$1.46	$1.28	$0.95	$1.12	$1.14
Income from Investment Operations:
Net Investment Income	0.01	0.02	0.01	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.06	0.15	0.19	0.33	(0.17)	(0.01)

Total from Investment Operations	0.07	0.17	0.20	0.34	(0.16)	(0.01)

Less Distributions:
Distributions from Net Investment Income	(0.02)	(0.01)	(0.01)	(0.01)	(0.01)	—
Distributions from Realized Gains on Investments	(0.10)	(0.07)	(0.01)	—	—	(0.01)

Total Distributions	(0.12)	(0.08)	(0.02)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.50	$1.55	$1.46	$1.28	$0.95	$1.12

Total Return (d)	4.15%	12.37%	16.26%	35.01%	(14.54% )	(0.65% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$519,493	$490,626	$426,827	$342,500	$225,410	$210,734

Ratio of Expenses to Average Net Assets	0.26% (c)	0.26%	0.26%	0.27%	0.28%	0.31%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.39% (c)	1.26%	0.96%	0.92%	0.86%	1.06%

Portfolio Turnover Rate	6.30%	18.63%	16.46%	9.74%	15.60%	19.06%

Janus Capital Appreciation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,			For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.63		$1.43	$1.20		$1.00
Income from Investment Operations:
Net Investment Income	0.00	(e)	—	0.00	(e)	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.11)		0.25	0.23		0.20

Total from Investment Operations	(0.11)		0.25	0.23		0.20

Less Distributions:
Distributions from Net Investment Income	—		—	—		(0.00	)(e)
Distributions from Realized Gains on Investments	—		(0.05)	—		(0.00	)(e)

Total Distributions	—		(0.05)	—		(0.00	)(e)

Net Asset Value, End of Period	$1.52		$1.63	$1.43		$1.20

Total Return (d)	(6.21%	)	17.00%	19.67%		19.90%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$133,485		$132,679	$56,690		$36,730

Ratio of Gross Expenses to Average Net Assets	0.80%	(c)	0.82%	0.84%		0.90%	(c)

Ratio of Net Expenses to Average Net Assets	0.80%	(c)	0.82%	0.84%		0.89%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	(c)	0.18%	(0.03%	)	0.07%	(c)

Portfolio Turnover Rate	28.39%		45.20%	25.42%		33.68%

(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.11	$1.98	$1.87	$1.59	$2.03	$2.47
Income from Investment Operations:
Net Investment Income	0.01	0.02	0.02	0.01	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.02)	0.13	0.11	0.28	(0.43)	(0.36)

Total from Investment Operations	(0.01)	0.15	0.12	0.29	(0.42)	(0.34)

Less Distributions:
Distributions from Net Investment Income	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)	(0.02)
Distributions from Realized Gains on Investments	—	—	—	—	—	(0.08)

Total Distributions	(0.02)	(0.02)	(0.01)	(0.01)	(0.02)	(0.10)

Net Asset Value, End of Period	$2.08	$2.11	$1.98	$1.87	$1.59	$2.03

Total Return (d)	(0.77% )	7.71%	6.67%	18.94%	(20.83% )	(14.22% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$686,823	$702,526	$686,849	$665,871	$551,421	$696,578

Ratio of Expenses to Average Net Assets	0.43% (c)	0.43%	0.43%	0.43%	0.43%	0.43%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.91% (c)	0.78%	1.07%	0.77%	0.76%	1.01%

Portfolio Turnover Rate	17.88%	31.74%	34.53%	40.89%	28.06%	27.98%

Large Cap Core Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.22		$1.14	$1.07	$0.87	$1.22	$1.37
Income from Investment Operations:
Net Investment Income	0.01		0.01	0.02	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.09	0.06	0.20	(0.35)	(0.11)

Total from Investment Operations	0.02		0.10	0.08	0.21	(0.34)	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.02)	(0.01)	(0.01)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	—		—	—	—	—	(0.04)

Total Distributions	(0.01)		(0.02)	(0.01)	(0.01)	(0.01)	(0.05)

Net Asset Value, End of Period	$1.23		$1.22	$1.14	$1.07	$0.87	$1.22

Total Return (d)	1.32%		8.46%	8.16%	24.05%	(28.20% )	(7.77% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$494,763		$494,020	$469,935	$447,554	$365,944	$548,672

Ratio of Expenses to Average Net Assets	0.44%	(c)	0.44%	0.44%	0.46%	0.58%	0.58%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.21%	(c)	1.15%	1.41%	1.07%	0.85%	0.75%

Portfolio Turnover Rate	22.64%		32.23%	33.64%	58.90%	29.20%	44.37%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.13		$1.14	$1.00	$0.76	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.01	0.01	—
Net Realized and Unrealized Gains (Losses) on Investments	0.04		0.07	0.15	0.24	(0.21)	(0.03)

Total from Investment Operations	0.05		0.09	0.17	0.25	(0.20)	(0.03)

Less Distributions:
Distributions from Net Investment Income	—		(0.02)	(0.01)	(0.01)	(0.01)	—
Distributions from Realized Gains on Investments	(0.01)		(0.08)	(0.02)	—	—	—

Total Distributions	(0.01)		(0.10)	(0.03)	(0.01)	(0.01)	—

Net Asset Value, End of Period	$1.17		$1.13	$1.14	$1.00	$0.76	$0.97

Total Return (d)	4.25%		8.04%	16.85%	34.41%	(21.24% )	(2.19%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$325,496		$273,934	$211,977	$136,099	$74,274	$40,722

Ratio of Gross Expenses to Average Net Assets	0.58%	(c)	0.60%	0.62%	0.67%	0.70%	0.90%	(c)

Ratio of Net Expenses to Average Net Assets	0.58%	(c)	0.60%	0.62%	0.67%	0.70%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.97%	(c)	1.77%	1.63%	1.84%	1.54%	1.32%	(c)

Portfolio Turnover Rate	19.38%		35.19%	32.97%	29.20%	22.42%	18.98%

T. Rowe Price Equity Income Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,		For the Period May 1, 2003(b) through December 31, 2003
(For a share outstanding throughout the period)			2005	2004
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.33		$1.35	$1.22	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.06		0.04	0.17	0.23

Total from Investment Operations	0.07		0.06	0.19	0.24

Less Distributions:
Distributions from Net Investment Income	(0.00	)(e)	(0.02)	(0.02)	(0.01)
Distributions from Realized Gains on Investments	(0.00	)(e)	(0.06)	(0.04)	(0.01)

Total Distributions	—		(0.08)	(0.06)	(0.02)

Net Asset Value, End of Period	$1.40		$1.33	$1.35	$1.22

Total Return (d)	5.07%		4.19%	15.16%	23.64%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$151,453		$132,923	$89,747	$47,664

Ratio of Gross Expenses to Average Net Assets	0.66%	(c)	0.68%	0.69%	0.77%	(c)

Ratio of Net Expenses to Average Net Assets	0.66%	(c)	0.68%	0.69%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%	(c)	1.76%	1.74%	1.88%	(c)

Portfolio Turnover Rate	7.82%		16.01%	15.21%	27.27%

(a)	Portfolio commenced operations July 31, 2001.
(b)	Portfolio commenced operations on May 1, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$2.97	$2.94	$2.72	$2.17	$2.87	$3.41
Income from Investment Operations:
Net Investment Income	0.03	0.05	0.05	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments	0.05	0.08	0.24	0.56	(0.64)	(0.43)

Total from Investment Operations	0.08	0.13	0.29	0.60	(0.61)	(0.40)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.04)	(0.04)	(0.03)	(0.04)
Distributions from Realized Gains on Investments	(0.11)	(0.05)	(0.03)	(0.01)	(0.06)	(0.10)

Total Distributions	(0.16)	(0.10)	(0.07)	(0.05)	(0.09)	(0.14)

Net Asset Value, End of Period	$2.89	$2.97	$2.94	$2.72	$2.17	$2.87

Total Return (d)	2.64%	4.72%	10.70%	28.43%	(22.07% )	(11.88% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,893,346	$1,903,641	$1,904,122	$1,756,120	$1,362,881	$1,821,875

Ratio of Expenses to Average Net Assets	0.20% (c)	0.20%	0.20%	0.20%	0.21%	0.21%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.72% (c)	1.68%	1.83%	1.59%	1.40%	1.13%

Portfolio Turnover Rate	2.39%	5.36%	3.45%	2.44%	6.55%	2.92%

Asset Allocation Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,				For the Period July 31, 2001(a) through December 31, 2001
(For a share outstanding throughout the period)			2005	2004	2003	2002
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.16		$1.12	$1.02	$0.86	$0.97	$1.00
Income from Investment Operations:
Net Investment Income	0.01		0.02	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	0.01		0.06	0.08	0.16	(0.11)	(0.03)

Total from Investment Operations	0.02		0.08	0.10	0.18	(0.10)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.02)	—	(0.02)	(0.01)	(0.01)
Distributions from Realized Gains on Investments	(0.03)		(0.02)	—	—	—	—

Total Distributions	(0.05)		(0.04)	—	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.13		$1.16	$1.12	$1.02	$0.86	$0.97

Total Return (d)	1.45%		6.99%	10.02%	20.63%	(10.26% )	(2.10%	)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$259,259		$244,807	$196,568	$130,478	$87,260	$40,116

Ratio of Gross Expenses to Average Net Assets	0.59%	(c)	0.61%	0.64%	0.73%	0.87%	0.92%	(c)

Ratio of Net Expenses to Average Net Assets	0.59%	(c)	0.61%	0.64%	0.73%	0.75%	0.75%	(c)

Ratio of Net Investment Income (Loss) to Average Net Assets	2.46%	(c)	2.18%	1.90%	1.83%	2.18%	2.19%	(c)

Portfolio Turnover Rate	47.79%	(g)	90.04% (g)	116.65%	103.77%	112.73%	55.88%

(a)	Portfolio commenced operations July 31, 2001.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.86	$1.87	$1.85	$1.62	$1.82	$2.03
Income from Investment Operations:
Net Investment Income	0.03	0.05	0.05	0.05	0.06	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)	0.02	0.09	0.24	(0.20)	(0.13)

Total from Investment Operations	0.02	0.07	0.14	0.29	(0.14)	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.05)	(0.06)	(0.06)	(0.08)
Distributions from Realized Gains on Investments	(0.02)	(0.03)	(0.07)	—	—	(0.08)

Total Distributions	(0.07)	(0.08)	(0.12)	(0.06)	(0.06)	(0.16)

Net Asset Value, End of Period	$1.81	$1.86	$1.87	$1.85	$1.62	$1.82

Total Return (d)	1.30%	3.59%	7.89%	17.99%	(7.54% )	(3.15% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$2,813,234	$2,905,741	$2,983,179	$2,891,488	$2,561,529	$3,011,137

Ratio of Expenses to Average Net Assets	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	3.08% (c)	2.85%	2.71%	2.74%	3.08%	3.75%

Portfolio Turnover Rate	42.78% (g)	80.21% (g)	100.02%	69.56%	53.12%	50.37%

High Yield Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31,
(For a share outstanding throughout the period)		2005	2004	2003		2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$0.72	$0.76	$0.73	$0.56		$0.65	$0.69
Income from Investment Operations:
Net Investment Income	0.02	0.05	0.05	0.05		0.07	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)	(0.04)	0.03	0.12		(0.09)	(0.04)

Total from Investment Operations	0.01	0.01	0.08	0.17		(0.02)	0.04

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.05)	(0.05)	(0.00	)(e)	(0.07)	(0.08)
Distributions from Realized Gains on Investments	—	—	—	—		—	—

Total Distributions	(0.05)	(0.05)	(0.05)	—		(0.07)	(0.08)

Net Asset Value, End of Period	$0.68	$0.72	$0.76	$0.73		$0.56	$0.65

Total Return (d)	2.15%	1.39%	12.76%	29.06%		(2.89% )	5.03%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$251,833	$244,554	$229,312	$199,371		$137,553	$147,670

Ratio of Expenses to Average Net Assets	0.48% (c)	0.48%	0.50%	0.52%		0.54%	0.53%

Ratio of Net Investment Income (Loss) to Average Net Assets	6.95% (c)	7.16%	7.42%	8.66%		10.37%	10.48%

Portfolio Turnover Rate	41.32%	118.63%	162.00%	182.10%		89.20%	96.41%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.20		$1.23	$1.26	$1.27	$1.20	$1.16
Income from Investment Operations:
Net Investment Income	0.02		0.05	0.05	0.05	0.05	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(0.03)		(0.03)	0.01	0.02	0.09	0.05

Total from Investment Operations	(0.01)		0.02	0.06	0.07	0.14	0.11

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.04)	(0.05)	(0.05)	(0.06)	(0.07)
Distributions from Realized Gains on Investments	—		(0.01)	(0.04)	(0.03)	(0.01)	—

Total Distributions	(0.05)		(0.05)	(0.09)	(0.08)	(0.07)	(0.07)

Net Asset Value, End of Period	$1.14		$1.20	$1.23	$1.26	$1.27	$1.20

Total Return (d)	(1.01%	)	2.22%	4.75%	5.49%	12.09%	10.37%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$828,166		$786,544	$661,027	$621,325	$584,018	$405,406

Ratio of Expenses to Average Net Assets	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	4.76%	(c)	4.34%	3.99%	4.03%	5.01%	6.15%

Portfolio Turnover Rate	116.63%	(g)	179.05% (g)	213.87%	137.05%	184.37%	151.27%

Money Market Portfolio	For the Six Months Ended June 30, 2006 (Unaudited)		For the Year Ended December 31,
(For a share outstanding throughout the period)			2005	2004	2003	2002	2001
Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.02		0.03	0.01	0.01	0.02	0.04

Total from Investment Operations	0.02		0.03	0.01	0.01	0.02	0.04

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)	(0.04)

Total Distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)	(0.04)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (d)	2.23%		2.98%	1.43%	1.23%	1.65%	3.91%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$384,585		$339,858	$344,468	$399,873	$501,313	$458,689

Ratio of Gross Expenses to Average Net Assets (f)	0.30%	(c)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Expenses to Average Net Assets (f)	0.30%	(c)	0.30%	0.00%	0.00%	0.27%	0.30%

Ratio of Net Investment Income (Loss) to Average Net Assets	4.46%		2.94%	1.41%	1.23%	1.63%	3.76%

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for period less than one year. For the Money Market Portfolio, total return includes the effect of a management fee waiver from December 2, 2002 through December 31, 2004, which ended on December 31, 2004. In the absence of such fee waiver, the total return would be less.
(f)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect for the period December 2, 2002 through December 31, 2004 (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). The fee waiver ended on December 31, 2004.
(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2006

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, AllianceBernstein Mid Cap Value Portfolio, Index 400 Stock Portfolio, Janus Capital Appreciation Portfolio, Growth Stock Portfolio, Large Cap Core Stock Portfolio, Capital Guardian Domestic Equity Portfolio, T. Rowe Price Equity Income Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

Note 2 — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) for which a NASDAQ Official Closing Price (“NOCP”) is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the final bid price. Stocks traded only in the over-the-counter market and not on a securities exchange or NASDAQ are valued at the last sale price or closing bid price if no sales have occurred. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Futures are valued at settlement prices. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 — Certain of the Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, and Balanced Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Notes to Financial Statements

Notes to Financial Statements

Note 6 — The Series Fund has a securities lending program that enables each Portfolio, except the Money Market Portfolio, to loan securities to approved broker-dealers. The Portfolio receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the Portfolio to earn interest in accordance with the Portfolio’s investment policies. For the period ended June 30, 2006, the Balanced and Select Bond Portfolios earned $262,199 and $188,024, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on the Portfolio’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolio. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolio is entitled to terminate a securities loan at any time. As of June 30, 2006, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Balanced	$90,166,115	$92,816,250
Select Bond	50,304,804	51,513,000

As of June 30, 2006, collateral received for securities on loan is invested in money market instruments and included in Investments on the Portfolio’s Statement of Assets and Liabilities.

Note 7 — The Select Bond Portfolio has entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a portfolio to a bank or broker/dealer (the “counterparty”) of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. As of June 30, 2006, the following mortgage dollar rolls were outstanding:

Portfolio	Cost	Value	Obligation Liability
Select Bond	$6,442,109	$6,396,403	$6,455,109

The obligation liability is included in Payable for Collateral on Securities on Loan on the Portfolio’s Statement of Assets and Liabilities. Securities subject to these agreements had a contractual maturity of 7/1/36. The weighted average interest rate was 6.00% for the Select Bond Portfolio.

Note 8 — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2006, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Small Cap Growth Stock	$168,552	$—	$205,438	$—
T. Rowe Price Small Cap Value	61,192	—	45,601	—
Aggressive Growth Stock	338,114	—	447,875	—
International Growth	121,417	—	76,809	—
Franklin Templeton International Equity	120,417	—	130,298	—
AllianceBernstein Mid Cap Value Index 400 Stock	36,500 30,536	— —	27,428 40,425	— —
Janus Capital Appreciation Growth Stock	33,899 119,164	— —	40,053 144,329	— —
Large Cap Core Stock	110,915	—	119,382	—
Capital Guardian Domestic Equity	102,079	—	55,775	—
T. Rowe Price Equity Income Index 500 Stock	38,972 45,339	— —	24,530 94,096	— —
Asset Allocation	75,637	39,373	77,657	33,636
Balanced	594,504	592,825	606,269	573,622
High Yield Bond	109,283	—	98,171	—
Select Bond	456,004	569,031	402,400	552,212

Notes to Financial Statements

Notes to Financial Statements

Note 9 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
T. Rowe Price Small Cap Value	.85%
AllianceBernstein Mid Cap Value	.85%
Index 400 Stock	.25%
Index 500 Stock	.20%
Balanced	.30%
Select Bond	.30%
Money Market	.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess
Small Cap Growth Stock	.80%	.65%	.50%
Aggressive Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
Growth Stock	.60%	.50%	.40%
Large Cap Core Stock	.60%	.50%	.40%
High Yield Bond	.60%	.50%	.40%

Portfolio	First $100 Million	Next $150 Million	Excess
International Growth	.75%	.65%	.55%
Capital Guardian Domestic Equity	.65%	.55%	.50%
Asset Allocation	.60%	.50%	.40%

Portfolio	First $500 Million	Excess
T. Rowe Price Equity Income	.65%	.60%

Portfolio	First $100 Million	Next $400 Million	Excess
Janus Capital Appreciation	.80%	.75%	.70%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
T. Rowe Price Small Cap Value	1.00%	December 31, 2006
International Growth	1.10%	December 31, 2006
AllianceBernstein Mid Cap Value	1.00%	December 31, 2008
Janus Capital Appreciation	0.90%	December 31, 2008
Capital Guardian Domestic Equity	0.75%	December 31, 2006
T. Rowe Price Equity Income	0.75%	December 31, 2008
Asset Allocation	0.75%	December 31, 2006

MSA voluntarily waived its management fee from December 2, 2002 to December 31, 2004 for the Money Market Portfolio.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2006, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Small Cap Growth Stock	$1,178
T. Rowe Price Small Cap Value	2,130
Aggressive Growth Stock	3,256
AllianceBernstein Mid Cap Value	1,905
Index 400 Stock	1,622
Janus Capital Appreciation	1,750
Growth Stock	1,124
Large Cap Core Stock	1,304
Capital Guardian Domestic Equity	1,608
T. Rowe Price Equity Income	1,055
Index 500 Stock	2,693
Asset Allocation	1,787
High Yield Bond	1,927

T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Investment Counsel, LLC. (“Templeton Counsel”), Alliance Capital Management L.P., (“Alliance Capital Management”), Janus Capital Management, LLC (“Janus Capital”) and Capital Guardian Trust Company (“Capital Guardian”) have been retained under investment subadvisory agreements to provide investment advice and, in general, to conduct the management investment programs of the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, the Franklin Templeton International Equity Portfolio, the AllianceBernstein Mid Cap Value Portfolio, the Janus Capital Appreciation Portfolio and the Capital Guardian Domestic Equity Portfolio, respectively. MSA pays T. Rowe Price an annual rate of .60% of the T. Rowe Price Small Cap Value Portfolio’s average daily net assets. MSA pays Templeton Counsel .50% on the first $100 million of combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. MSA pays Alliance Capital Management .72% on the first $25 million of the Portfolio’s assets, .54% on the next $225 million, and .50% in excess of $250 million, with a minimum amount of $16,000. MSA pays Janus Capital .55% on the first $100 million of the Portfolio’s assets, .50% on the next $400 million, and .45% on assets in excess of $500 million. MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less

Notes to Financial Statements

Notes to Financial Statements

and .275% on net assets in excess of $100 million. For the T. Rowe Price Equity Income Portfolio, MSA pays T. Rowe Price .40% of the Portfolio’s assets, reduced to .35% on assets in excess of $500 million.

Note 10 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2005 is provided below:

	Post-October Losses		Capital Loss Carryovers
		Foreign			Utilized
Portfolio	Capital	Currency	Amount	Expiration	in 2005
	(Amounts in Thousands)
Small Cap Growth Stock	$—	$—	$—	—	$—
T. Rowe Price Small Cap Value	—	—	—	—	—
Aggressive Growth Stock	—	—	—	—	108,185
International Growth	—	14	—	—	597
Franklin Templeton International Equity	—	43	51,292	2010 – 2011	15,441
AllianceBernstein Mid Cap Value	—	—	—	—	—
Index 400 Stock	—	—	—	—	—
Janus Capital Appreciation	107	—	—	—	507
Growth Stock	—	—	56,115	2010	8,957
Large Cap Core Stock	16	—	161,916	2009 – 2012	3,316
Capital Guardian Domestic Equity	—	—	—	—	—
T. Rowe Price Equity Income	—	—	—	—	—
Index 500 Stock	—	—	—	—	—
Asset Allocation	—	—	—	—	—
Balanced	—	—	—	—	—
High Yield Bond	234	—	66,497	2007 – 2013	—
Select Bond	1,449	—	5,616	2013	—
Money Market	—	—	13	2010 – 2013	—

Note 11 — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

Note 12 — Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity and International Growth Portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2006 and the year ended December 31, 2005 are summarized below:

Portfolio	2006 Reimbursements	2005 Reimbursements
International Growth	$173,900	$171,628
Franklin Templeton International Equity	1,970,984	2,222,987

Notes to Financial Statements

Notes to Financial Statements

Note 13 — Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the periods ended June 30, 2006 and December 31, 2005 were as follows:

	2006 Distributions Paid From:		2005 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
	(Amounts in Thousands)
Small Cap Growth Stock	$2,905	$64,047	$—	$4,453
T. Rowe Price Small Cap Value	1,593	9,368	3,933	2,549
Aggressive Growth Stock	1,541	28,368	602	—
International Growth	451	3,118	1,525	7,104
Franklin Templeton International Equity	22,771	—	18,202	—
AllianceBernstein Mid Cap Value	1	1,995	1,260	4,078
Index 400 Stock	7,914	29,514	6,166	18,491
Janus Capital Appreciation	2	—	157	3,553
Growth Stock	5,333	—	7,061	—
Large Cap Core Stock	5,437	—	6,143	—
Capital Guardian Domestic Equity	1,088	2,506	5,979	16,490
T. Rowe Price Equity Income	95	279	2,894	4,156
Index 500 Stock	31,371	69,507	33,460	31,663
Asset Allocation	4,818	6,398	3,232	3,390
Balanced	85,457	28,597	103,327	16,150
High Yield Bond	16,968	—	15,557	—
Select Bond	31,072	—	29,345	—
Money Market	7,728	—	10,092	—

As of December 31 2005, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Small Cap Growth Stock	$2,905	$64,047	$—	$74,781
T. Rowe Price Small Cap Value	1,636	9,370	—	54,977
Aggressive Growth Stock	1,541	28,334	—	184,333
International Growth	451	3,121	(14)	37,879
Franklin Templeton International Equity	22,771	—	(51,335)	304,549
AllianceBernstein Mid Cap Value	1	1,995	—	12,327
Index 400 Stock	7,721	29,707	—	91,952
Janus Capital Appreciation	2	—	—	25,983
Growth Stock	5,333	—	(56,115)	121,724
Large Cap Core Stock	5,437	—	(161,932)	96,453
Capital Guardian Domestic Equity	1,088	2,506	—	31,500
T. Rowe Price Equity Income	95	279	—	11,728
Index 500 Stock	31,310	69,580	—	470,016
Asset Allocation	4,817	6,395	—	25,997
Balanced	85,386	28,634	—	653,723
High Yield Bond	16,968	—	(66,731)	(3,363)
Select Bond	31,068	—	(7,064)	(10,750)

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available (i) on the Commission’s website at http://www.sec.gov and (ii) at the Commission’s Public Reference Room.

Proxy Voting and Portfolio Holdings

Director and Officer Information

Northwestern Mutual Series Fund, Inc.

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2006. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his successor is elected and qualifies or until his earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of their election or appointment to the Board. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-627-6678.

Independent Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh (67) 720 East Wisconsin Avenue Milwaukee, WI 53202	Director	Since 1997	18	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Adjunct Faculty Member, Howard University (1998-2004)
Michael G. Smith (62) 720 East Wisconsin Avenue Milwaukee, WI 53202	Director	Since 2003	18	Trustee of Ivy Funds

Principal Occupation During Past 5 Years: Private investor; retired since 1999.

Other Directors
Name Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore (60) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chairman and Director	Since 2000	18	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001.

Executive Officers
Name Age and Address	Position	Length of Time Served
Mark G. Doll (56) 720 East Wisconsin Avenue Milwaukee, WI 53202	President	Since 2003

Principal Occupation During Past 5 Years: Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC
since 2002; Vice Present and Assistant Treasurer-Publics Markets of Northwestern Investment Management Company, LLC from 1998 to 2001
Walter M. Givler (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President of Investment Accounting for Northwestern Mutual since 2002; Associate Controller from 2001 to 2002; prior thereto, Director of New Business, Large Case Division
Kate M. Fleming (44) 720 East Wisconsin Ave Milwaukee, WI 53203	Vice President-Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President-Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual

Director and Officer Information

Director and Officer Information

Northwestern Mutual Series Fund, Inc.

Name Age and Address	Position	Length of Time Served
Barbara E. Courtney (48) 720 East Wisconsin Avenue Milwaukee, WI 53202	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002; prior thereto Associate Director
Michael W. Zielinski (31) 720 East Wisconsin Avenue Milwaukee, WI 53202	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual since 2004; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004; Legal Compliance Officer, U.S. Bancorp Fund
Services, LLC (mutual fund service provider) from 2001 to 2003.
Randy M. Pavlick (47) 720 East Wisconsin Avenue Milwaukee, WI 53202	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors,
LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Financial Services, Inc. (formerly Sunstone Financial Group,
Inc.) (mutual fund service provider) from 1993 to 2004.

Director and Officer Information

Continuance of Investment Advisory and Sub-Advisory Agreements

At its February and May 2006 meetings, the Board of Directors, including the Independent Directors, of the Northwestern Mutual Series Fund, Inc. (the “Fund”) unanimously approved the continuance of the Investment Advisory Agreement between the Fund and Mason Street Advisors, LLC (the “Advisory Agreement”), and the Investment Sub-Advisory Agreements between Mason Street Advisors, LLC (“MSA”) and the sub-advisors of certain of the Fund’s portfolios (the “Sub-Advisory Agreements”). (Each portfolio comprising the Fund is referred to as a “Portfolio” and collectively as the “Portfolios.”) In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Fund, the directors requested and received detailed information from MSA and the sub-advisors to assist them in their evaluation. While particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under the Advisory Agreement and the Sub-Advisory Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to MSA and the sub-advisors and the nature, extent and quality of the services they provide the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, included deliberations at other meetings in addition to the annual renewal meeting.

Continuation of the Investment Advisory Agreement Between the Fund and MSA

The material factors and conclusions that formed the basis for the Board’s determination at its February 2006 meeting to approve the continuance of the Advisory Agreement with respect to each Portfolio include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by MSA to the Portfolios and their interactions with representatives of MSA and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of MSA’s services, factors considered by the directors included MSA’s investment personnel, the experience of the portfolio managers of the Portfolios, and changes in professional and compliance personnel. The directors also considered the scope of the services provided by MSA, MSA’s experience and the performance of the Portfolios and MSA. The directors recognized that in addition to the investment advisory services provided by MSA, MSA and its affiliates provide certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Fund. Based on their review of these factors and their experience with MSA’s services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by MSA with respect to each Portfolio, and the resources committed by MSA in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and considered independent rankings and ratings, to provide an objective comparative benchmark against which they could assess the performance of the Portfolios. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary and portfolio analysis they received periodically throughout the year.

Based on its review of the various measures and periods of investment performance for these Portfolios, the Board concluded that it was satisfied with the relative investment performance of these Portfolios over time. Regarding the relative performance of certain of the Portfolios, including the Aggressive Growth Portfolio and the AllianceBernstein Mid Cap Value Portfolio, the Board considered MSA’s explanations for the performance and the steps being taken to improve the performance, and concluded that the performance of these Portfolios was being properly monitored.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors also considered the total operating expenses of each of the Portfolios and a comparison of those expenses with each Portfolio’s respective peer group. The directors did not consider the management fees charged to other MSA clients as relevant because substantially all of those accounts were managed for affiliates of MSA and, as such, they were priced based on different factors and considerations, and in some instances they had investment objectives and policies different than the Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, though they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors noted that all of the Portfolios were in the top quintile (meaning lowest expenses) of their respective peer groups with respect to total net operating expenses except for two Portfolios which were in the second quintile for total expenses. In considering the level of management fees, the directors also considered the size of the Portfolios, the increase in management, compliance and

Continuance of Investment Advisory and Sub-Advisory Agreements

Continuance of Investment Advisory and Sub-Advisory Agreements

related costs, expenses assumed by MSA, and the existing expense cap arrangements agreed to by MSA. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors also considered the financial condition of MSA and information concerning the costs and profitability of MSA with respect to its relationship with the Portfolios. MSA provided a profitability analysis for each Portfolio which included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of MSA for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of MSA’s services to the Portfolios, the directors also considered services provided by affiliates of MSA. The directors also received information on soft dollar arrangements.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as MSA, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that MSA’s level of profitability from its relationship with each Portfolio was not excessive.

The directors were presented with other information including information regarding brokerage commissions, portfolio turnover, and compliance procedures, structure and history. Based on a consideration of all these factors in their totality, the Board, including the Independent Directors, approved the continuation of the Advisory Agreement with MSA.

Continuation of the Sub-Advisory Agreements Between MSA and Certain Sub-Advisors

At its February 2006 meeting, the Board, including the Independent Directors, unanimously approved the Sub-Advisory Agreements between MSA and T. Rowe Price Associates, Inc. (“T. Rowe Price”) relating to the T. Rowe Price Small Cap Value and T. Rowe Price Equity Income Portfolios, and between MSA and AllianceBernstein, L.P. (“AllianceBernstein”) relating to the AllianceBernstein Mid Cap Value Portfolio. At its May 2006 meeting, the Board, including the Independent Directors, unanimously approved the Sub-Advisory Agreements between MSA and Templeton Investment Counsel, Inc. (“Templeton”) relating to the Franklin Templeton International Equity Portfolio, and between MSA and Capital Guardian Trust Company (“CGTC”) relating to the Capital Guardian Domestic Equity Portfolio. (T. Rowe Price, AllianceBernstein, Templeton and CGTC are collectively referred to herein as the “Sub-Advisors” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.”) In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis. Consequently, the continuation of the sub-advisory agreement relating to the Janus Capital Appreciation Portfolio will be considered at a future meeting.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meetings by MSA and the Sub-Advisors, and the in-person presentations of representatives of certain of the Sub-Advisors, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisors and their interactions with representatives of MSA, its affiliates and the Sub-Advisors. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

The directors considered the services provided by the Sub-Advisors and their experience in providing investment management services. Consideration was given to the Sub-Advisors’ reputations as leaders in providing investment management services. The directors noted that there were no significant changes in the services provided by the Sub-Advisors or the personnel providing those services. Based on their review and discussions, the directors concluded that they were satisfied with the nature, extent and quality of the services provided by the Sub-Advisors on behalf of the Sub-Advised Portfolios.

The directors also considered the performance of each of the Sub-Advisors over various time periods both on an absolute basis and compared to an independently compiled peer group of funds and appropriate market benchmarks and indices (as discussed above). The directors also considered the performance of accounts managed in a similar manner by certain of the Sub-Advisors. For the reasons and based on the discussions summarized above, the directors concluded that they were satisfied with the overall performance of the Sub-Advised Portfolios.

Continuance of Investment Advisory and Sub-Advisory Agreements

Continuance of Investment Advisory and Sub-Advisory Agreements

The directors considered the total expenses of each Portfolio as discussed above. The directors also considered the sub-advisory fees which fees are paid by MSA out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisors for similarly managed sub-advised accounts. Based on its review, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

The directors also considered the profitability information related to certain of the Sub-Advised Portfolios. For the others, the Board received financial statements of the Sub-Advisor and/or their affiliates. The directors considered the profitability of MSA as part of its review in light of the fact that the sub-advisory fees are paid out of MSA’s management fee. The directors noted that the sub-advisory fees were the result of arm’s-length negotiations between MSA and the Sub-Advisors. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisors, and that it is difficult to make comparisons of profitability among investment advisors and clients because comparative information is not generally publicly available and, when available, its utility is subject to various assumptions and other factors. Based on their review, the directors concluded that they were satisfied that MSA’s level of profitability from each of the Sub-Advised Portfolios was not excessive.

The directors also considered other information relating to the Sub-Advisors including regulatory and litigation matters, brokerage, soft dollar benefits and compliance matters. Based on a consideration of all factors they deemed relevant in their totality, the Board, including the Independent Directors, approved the continuation of each of the Sub-Advisory Agreements between MSA and the Sub-Advisors.

Continuance of Investment Advisory and Sub-Advisory Agreements

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Full Schedule of Investments (SOI) was included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: August 8, 2006

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 8, 2006